UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number:	811-07064

Exact name of registrant as specified in charter:	The Target Portfolio Trust

Address of principal executive offices:	655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	07/31/2025

Date of reporting period:	01/31/2025

Item 1 – Reports to Stockholders

(a)	Report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

PGIM Quant Solutions Small-Cap Value Fund
Class A:
TSVAX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This semiannual shareholder report contains important information about the Class A shares of PGIM Quant Solutions Small-Cap Value Fund (the “Fund”) for the period of August 1, 2024 to Ja nuary 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund— Class A	$54	1.08%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 382,451,367
Number of fund holdings	382
Portfolio turnover rate for the period	65%
MF2
3
2E2
A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Industry Classification	% of Net Assets
Banks	17.6%
Insurance	4.6%
Biotechnology	4.5%
Software	4.1%
Pharmaceuticals	3.7%
Commercial Services & Supplies	3.6%
Financial Services	3.2%
Electronic Equipment, Instruments & Components	3.1%
Food Products	3.0%
Oil, Gas & Consumable Fuels	2.8%
Passenger Airlines	2.6%
Machinery	2.5%
Health Care Equipment & Supplies	2.5%
Diversified Consumer Services	2.5%
Consumer Finance	2.2%
Hotel & Resort REITs	2.1%
Media	2.0%
Consumer Staples Distribution & Retail	1.7%
Mortgage Real Estate Investment Trusts (REITs)	1.6%
Trading Companies & Distributors	1.6%
Marine Transportation	1.6%
Chemicals	1.5%
Health Care Providers & Services	1.5%
Building Products	1.4%
Hotels, Restaurants & Leisure	1.4%
Specialty Retail	1.4%
Specialized REITs	1.4%
Industry Classification	% of Net Assets
Household Durables	1.4%
Affiliated Mutual Fund - Short-Term Investment (1.3% represents investments purchased with collateral from securities on loan)	1.3%
Professional Services	1.2%
Multi-Utilities	1.1%
Construction & Engineering	1.0%
Personal Care Products	1.0%
IT Services	0.9%
Gas Utilities	0.9%
Textiles, Apparel & Luxury Goods	0.9%
Real Estate Management & Development	0.9%
Metals & Mining	0.9%
Automobile Components	0.9%
Office REITs	0.8%
Semiconductors & Semiconductor Equipment	0.8%
Electrical Equipment	0.8%
Retail REITs	0.6%
Diversified REITs	0.5%
Entertainment	0.5%
Technology Hardware, Storage & Peripherals	0.5%
Others*	2.8%
101.4%
Liabilities in excess of other assets	(1.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions
SMALL
-Cap
VALUE
Fund

SHARE CLASS	A
NASDAQ	TSVAX
CUSIP	875921785
MF2
3
2E2
A

PGIM Quant Solutions Small-Cap Value Fund
Class C:
TRACX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Quant Solutions Small-Cap Value Fund
(the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund— Class C	$135	2.73%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 382,451,367
Number of fund holdings	382
Portfolio turnover rate for the period	65%
MF232E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 1/31/2025?

Industry Classification	% of Net Assets
Banks	17.6%
Insurance	4.6%
Biotechnology	4.5%
Software	4.1%
Pharmaceuticals	3.7%
Commercial Services & Supplies	3.6%
Financial Services	3.2%
Electronic Equipment, Instruments & Components	3.1%
Food Products	3.0%
Oil, Gas & Consumable Fuels	2.8%
Passenger Airlines	2.6%
Machinery	2.5%
Health Care Equipment & Supplies	2.5%
Diversified Consumer Services	2.5%
Consumer Finance	2.2%
Hotel & Resort REITs	2.1%
Media	2.0%
Consumer Staples Distribution & Retail	1.7%
Mortgage Real Estate Investment Trusts (REITs)	1.6%
Trading Companies & Distributors	1.6%
Marine Transportation	1.6%
Chemicals	1.5%
Health Care Providers & Services	1.5%
Building Products	1.4%
Hotels, Restaurants & Leisure	1.4%
Specialty Retail	1.4%
Specialized REITs	1.4%
Industry Classification	% of Net Assets
Household Durables	1.4%
Affiliated Mutual Fund - Short-Term Investment (1.3% represents investments purchased with collateral from securities on loan)	1.3%
Professional Services	1.2%
Multi-Utilities	1.1%
Construction & Engineering	1.0%
Personal Care Products	1.0%
IT Services	0.9%
Gas Utilities	0.9%
Textiles, Apparel & Luxury Goods	0.9%
Real Estate Management & Development	0.9%
Metals & Mining	0.9%
Automobile Components	0.9%
Office REITs	0.8%
Semiconductors & Semiconductor Equipment	0.8%
Electrical Equipment	0.8%
Retail REITs	0.6%
Diversified REITs	0.5%
Entertainment	0.5%
Technology Hardware, Storage & Peripherals	0.5%
Others*	2.8%
101.4%
Liabilities in excess of other assets	(1.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Small-Cap Value Fund

SHARE CLASS	C
NASDAQ	TRACX
CUSIP	875921710
MF232E2C

PGIM Quant Solutions Small-Cap Value Fund
Class R:
TSVRX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R shares of PGIM Quant Solutions Small-Cap Value Fund
(the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund— Class R	$64	1.28%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 382,451,367
Number of fund holdings	382
Portfolio turnover rate for the period	65%
MF232E2R

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Industry Classification	% of Net Assets
Banks	17.6%
Insurance	4.6%
Biotechnology	4.5%
Software	4.1%
Pharmaceuticals	3.7%
Commercial Services & Supplies	3.6%
Financial Services	3.2%
Electronic Equipment, Instruments & Components	3.1%
Food Products	3.0%
Oil, Gas & Consumable Fuels	2.8%
Passenger Airlines	2.6%
Machinery	2.5%
Health Care Equipment & Supplies	2.5%
Diversified Consumer Services	2.5%
Consumer Finance	2.2%
Hotel & Resort REITs	2.1%
Media	2.0%
Consumer Staples Distribution & Retail	1.7%
Mortgage Real Estate Investment Trusts (REITs)	1.6%
Trading Companies & Distributors	1.6%
Marine Transportation	1.6%
Chemicals	1.5%
Health Care Providers & Services	1.5%
Building Products	1.4%
Hotels, Restaurants & Leisure	1.4%
Specialty Retail	1.4%
Specialized REITs	1.4%
Industry Classification	% of Net Assets
Household Durables	1.4%
Affiliated Mutual Fund - Short-Term Investment (1.3% represents investments purchased with collateral from securities on loan)	1.3%
Professional Services	1.2%
Multi-Utilities	1.1%
Construction & Engineering	1.0%
Personal Care Products	1.0%
IT Services	0.9%
Gas Utilities	0.9%
Textiles, Apparel & Luxury Goods	0.9%
Real Estate Management & Development	0.9%
Metals & Mining	0.9%
Automobile Components	0.9%
Office REITs	0.8%
Semiconductors & Semiconductor Equipment	0.8%
Electrical Equipment	0.8%
Retail REITs	0.6%
Diversified REITs	0.5%
Entertainment	0.5%
Technology Hardware, Storage & Peripherals	0.5%
Others*	2.8%
101.4%
Liabilities in excess of other assets	(1.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Small-Cap Value Fund

SHARE CLASS	R
NASDAQ	TSVRX
CUSIP	875921843
MF232E2R

PGIM Quant Solutions Small-Cap Value Fund
Class Z:
TASVX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Quant Solutions Small-Cap Value Fund
(the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund— Class Z	$38	0.76%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 382,451,367
Number of fund holdings	382
Portfolio turnover rate for the period	65%
MF232E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Industry Classification	% of Net Assets
Banks	17.6%
Insurance	4.6%
Biotechnology	4.5%
Software	4.1%
Pharmaceuticals	3.7%
Commercial Services & Supplies	3.6%
Financial Services	3.2%
Electronic Equipment, Instruments & Components	3.1%
Food Products	3.0%
Oil, Gas & Consumable Fuels	2.8%
Passenger Airlines	2.6%
Machinery	2.5%
Health Care Equipment & Supplies	2.5%
Diversified Consumer Services	2.5%
Consumer Finance	2.2%
Hotel & Resort REITs	2.1%
Media	2.0%
Consumer Staples Distribution & Retail	1.7%
Mortgage Real Estate Investment Trusts (REITs)	1.6%
Trading Companies & Distributors	1.6%
Marine Transportation	1.6%
Chemicals	1.5%
Health Care Providers & Services	1.5%
Building Products	1.4%
Hotels, Restaurants & Leisure	1.4%
Specialty Retail	1.4%
Specialized REITs	1.4%
Industry Classification	% of Net Assets
Household Durables	1.4%
Affiliated Mutual Fund - Short-Term Investment (1.3% represents investments purchased with collateral from securities on loan)	1.3%
Professional Services	1.2%
Multi-Utilities	1.1%
Construction & Engineering	1.0%
Personal Care Products	1.0%
IT Services	0.9%
Gas Utilities	0.9%
Textiles, Apparel & Luxury Goods	0.9%
Real Estate Management & Development	0.9%
Metals & Mining	0.9%
Automobile Components	0.9%
Office REITs	0.8%
Semiconductors & Semiconductor Equipment	0.8%
Electrical Equipment	0.8%
Retail REITs	0.6%
Diversified REITs	0.5%
Entertainment	0.5%
Technology Hardware, Storage & Peripherals	0.5%
Others*	2.8%
101.4%
Liabilities in excess of other assets	(1.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Small-Cap Value Fund

SHARE CLASS	Z
NASDAQ	TASVX
CUSIP	875921306
MF232E2Z

PGIM Quant Solutions Small-Cap Value Fund
Class R2:
PSVDX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R2 shares of PGIM Quant Solutions Small-Cap Value Fund
(the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund— Class R2	$57	1.14%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 382,451,367
Number of fund holdings	382
Portfolio turnover rate for the period	65%
MF232E2R2

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Industry Classification	% of Net Assets
Banks	17.6%
Insurance	4.6%
Biotechnology	4.5%
Software	4.1%
Pharmaceuticals	3.7%
Commercial Services & Supplies	3.6%
Financial Services	3.2%
Electronic Equipment, Instruments & Components	3.1%
Food Products	3.0%
Oil, Gas & Consumable Fuels	2.8%
Passenger Airlines	2.6%
Machinery	2.5%
Health Care Equipment & Supplies	2.5%
Diversified Consumer Services	2.5%
Consumer Finance	2.2%
Hotel & Resort REITs	2.1%
Media	2.0%
Consumer Staples Distribution & Retail	1.7%
Mortgage Real Estate Investment Trusts (REITs)	1.6%
Trading Companies & Distributors	1.6%
Marine Transportation	1.6%
Chemicals	1.5%
Health Care Providers & Services	1.5%
Building Products	1.4%
Hotels, Restaurants & Leisure	1.4%
Specialty Retail	1.4%
Specialized REITs	1.4%
Industry Classification	% of Net Assets
Household Durables	1.4%
Affiliated Mutual Fund - Short-Term Investment (1.3% represents investments purchased with collateral from securities on loan)	1.3%
Professional Services	1.2%
Multi-Utilities	1.1%
Construction & Engineering	1.0%
Personal Care Products	1.0%
IT Services	0.9%
Gas Utilities	0.9%
Textiles, Apparel & Luxury Goods	0.9%
Real Estate Management & Development	0.9%
Metals & Mining	0.9%
Automobile Components	0.9%
Office REITs	0.8%
Semiconductors & Semiconductor Equipment	0.8%
Electrical Equipment	0.8%
Retail REITs	0.6%
Diversified REITs	0.5%
Entertainment	0.5%
Technology Hardware, Storage & Peripherals	0.5%
Others*	2.8%
101.4%
Liabilities in excess of other assets	(1.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Small-Cap Value Fund

SHARE CLASS	R2
NASDAQ	PSVDX
CUSIP	875921611
MF232E2R2

PGIM Quant Solutions Small-Cap Value Fund
Class R4:
PSVKX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R4 shares of PGIM Quant Solutions Small-Cap Value Fund
(the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund— Class R4	$44	0.89%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 382,451,367
Number of fund holdings	382
Portfolio turnover rate for the period	65%
MF232E2R4

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Industry Classification	% of Net Assets
Banks	17.6%
Insurance	4.6%
Biotechnology	4.5%
Software	4.1%
Pharmaceuticals	3.7%
Commercial Services & Supplies	3.6%
Financial Services	3.2%
Electronic Equipment, Instruments & Components	3.1%
Food Products	3.0%
Oil, Gas & Consumable Fuels	2.8%
Passenger Airlines	2.6%
Machinery	2.5%
Health Care Equipment & Supplies	2.5%
Diversified Consumer Services	2.5%
Consumer Finance	2.2%
Hotel & Resort REITs	2.1%
Media	2.0%
Consumer Staples Distribution & Retail	1.7%
Mortgage Real Estate Investment Trusts (REITs)	1.6%
Trading Companies & Distributors	1.6%
Marine Transportation	1.6%
Chemicals	1.5%
Health Care Providers & Services	1.5%
Building Products	1.4%
Hotels, Restaurants & Leisure	1.4%
Specialty Retail	1.4%
Specialized REITs	1.4%
Industry Classification	% of Net Assets
Household Durables	1.4%
Affiliated Mutual Fund - Short-Term Investment (1.3% represents investments purchased with collateral from securities on loan)	1.3%
Professional Services	1.2%
Multi-Utilities	1.1%
Construction & Engineering	1.0%
Personal Care Products	1.0%
IT Services	0.9%
Gas Utilities	0.9%
Textiles, Apparel & Luxury Goods	0.9%
Real Estate Management & Development	0.9%
Metals & Mining	0.9%
Automobile Components	0.9%
Office REITs	0.8%
Semiconductors & Semiconductor Equipment	0.8%
Electrical Equipment	0.8%
Retail REITs	0.6%
Diversified REITs	0.5%
Entertainment	0.5%
Technology Hardware, Storage & Peripherals	0.5%
Others*	2.8%
101.4%
Liabilities in excess of other assets	(1.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Small-Cap Value Fund

SHARE CLASS	R4
NASDAQ	PSVKX
CUSIP	875921595
MF232E2R4

PGIM Quant Solutions Small-Cap Value Fund
Class R6:
TSVQX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Quant Solutions Small-Cap Value Fund
(the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund— Class R6	$34	0.68%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 382,451,367
Number of fund holdings	382
Portfolio turnover rate for the period	65%
MF232E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Industry Classification	% of Net Assets
Banks	17.6%
Insurance	4.6%
Biotechnology	4.5%
Software	4.1%
Pharmaceuticals	3.7%
Commercial Services & Supplies	3.6%
Financial Services	3.2%
Electronic Equipment, Instruments & Components	3.1%
Food Products	3.0%
Oil, Gas & Consumable Fuels	2.8%
Passenger Airlines	2.6%
Machinery	2.5%
Health Care Equipment & Supplies	2.5%
Diversified Consumer Services	2.5%
Consumer Finance	2.2%
Hotel & Resort REITs	2.1%
Media	2.0%
Consumer Staples Distribution & Retail	1.7%
Mortgage Real Estate Investment Trusts (REITs)	1.6%
Trading Companies & Distributors	1.6%
Marine Transportation	1.6%
Chemicals	1.5%
Health Care Providers & Services	1.5%
Building Products	1.4%
Hotels, Restaurants & Leisure	1.4%
Specialty Retail	1.4%
Specialized REITs	1.4%
Industry Classification	% of Net Assets
Household Durables	1.4%
Affiliated Mutual Fund - Short-Term Investment (1.3% represents investments purchased with collateral from securities on loan)	1.3%
Professional Services	1.2%
Multi-Utilities	1.1%
Construction & Engineering	1.0%
Personal Care Products	1.0%
IT Services	0.9%
Gas Utilities	0.9%
Textiles, Apparel & Luxury Goods	0.9%
Real Estate Management & Development	0.9%
Metals & Mining	0.9%
Automobile Components	0.9%
Office REITs	0.8%
Semiconductors & Semiconductor Equipment	0.8%
Electrical Equipment	0.8%
Retail REITs	0.6%
Diversified REITs	0.5%
Entertainment	0.5%
Technology Hardware, Storage & Peripherals	0.5%
Others*	2.8%
101.4%
Liabilities in excess of other assets	(1.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Small-Cap Value Fund

SHARE CLASS	R6
NASDAQ	TSVQX
CUSIP	875921777
MF232E2R6

PGIM Core Bond Fund
Class A:
TPCAX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Core Bond Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Bond Fund—Class A	$32	0.64%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 2,167,853,690
Number of fund holdings	1,282
Portfolio turnover rate for the period	54%
MF226E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Credit Quality expressed as a percentage of total investments as of 1/31/2025 (%)
AAA	63.9
AA	5.9
A	11.9
BBB	15.4
BB	0.1
Not Rated	2.9
Cash/Cash Equivalents	(0.1)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Core Bond Fund

SHARE CLASS	A
NASDAQ	TPCAX
CUSIP	875921769
MF226E2A

PGIM Core Bond Fund
Class C:
TPCCX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Core Bond Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Bond Fund—Class C	$73	1.45%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 2,167,853,690
Number of fund holdings	1,282
Portfolio turnover rate for the period	54%
MF226E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Credit Quality expressed as a percentage of total investments as of 1/31/2025 (%)
AAA	63.9
AA	5.9
A	11.9
BBB	15.4
BB	0.1
Not Rated	2.9
Cash/Cash Equivalents	(0.1)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Core Bond Fund

SHARE CLASS	C
NASDAQ	TPCCX
CUSIP	875921751
MF226E2C

PGIM Core Bond Fund
Class R:
TPCRX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R shares of PGIM Core Bond Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Bond Fund—Class R	$48	0.95%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025
?

Fund’s net assets	$ 2,167,853,690
Number of fund holdings	1,282
Portfolio turnover rate for the period	54%
MF226E2R

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Credit Quality expressed as a percentage of total investments as of 1/31/2025 (%)
AAA	63.9
AA	5.9
A	11.9
BBB	15.4
BB	0.1
Not Rated	2.9
Cash/Cash Equivalents	(0.1)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Core Bond Fund

SHARE CLASS	R
NASDAQ	TPCRX
CUSIP	875921736
MF226E2R

PGIM Core Bond Fund
Class Z:
TAIBX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Core Bond Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Bond Fund—Class Z	$17	0.33%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 2,167,853,690
Number of fund holdings	1,282
Portfolio turnover rate for the period	54%
MF226E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Credit Quality expressed as a percentage of total investments as of 1/31/2025 (%)
AAA	63.9
AA	5.9
A	11.9
BBB	15.4
BB	0.1
Not Rated	2.9
Cash/Cash Equivalents	(0.1)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the
US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Core Bond Fund

SHARE CLASS	Z
NASDAQ	TAIBX
CUSIP	875921801
MF226E2Z

PGIM Core Bond Fund
Class R6:
TPCQX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Core Bond Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Bond Fund—Class R6	$16	0.32%
WHAT ARE SOME KEY
FUND
STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 2,167,853,690
Number of fund holdings	1,282
Portfolio turnover rate for the period	54%
MF226E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Credit Quality expressed as a percentage of total investments as of 1/31/2025 (%)
AAA	63.9
AA	5.9
A	11.9
BBB	15.4
BB	0.1
Not Rated	2.9
Cash/Cash Equivalents	(0.1)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Core Bond Fund

SHARE CLASS	R6
NASDAQ	TPCQX
CUSIP	875921744
MF226E2R6

PGIM Corporate Bond Fund
Class A:
PCWAX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Corporate Bond Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Corporate Bond Fund—Class A	$40	0.80%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 21,328,610
Number of fund holdings	272
Portfolio turnover rate for the period	12%
MF229E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Credit Quality expressed as a percentage of total investments as of 1/31/2025 (%)
AAA	8.8
AA	14.7
A	27.8
BBB	46.9
BB	0.1
Cash/Cash Equivalents	1.7
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Corporate Bond Fund

SHARE CLASS	A
NASDAQ	PCWAX
CUSIP	875921694
MF229E2A

PGIM Corporate Bond Fund
Class C:
PCWCX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Corporate Bond Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Corporate Bond Fund—Class C	$78	1.55%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 21,328,610
Number of fund holdings	272
Portfolio turnover rate for the period	12%
MF229E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Credit Quality expressed as a percentage of total investments as of 1/31/2025 (%)
AAA	8.8
AA	14.7
A	27.8
BBB	46.9
BB	0.1
Cash/Cash Equivalents	1.7
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Corporate Bond Fund

SHARE CLASS	C
NASDAQ	PCWCX
CUSIP	875921686
MF229E2C

PGIM Corporate Bond Fund
Class
R:
PCWRX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R shares of PGIM Corporate Bond Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Corporate Bond Fund—Class R	$53	1.05%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 21,328,610
Number of fund holdings	272
Portfolio turnover rate for the period	12%
MF229E2R

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Credit Quality expressed as a percentage of total investments as of 1/31/2025 (%)
AAA	8.8
AA	14.7
A	27.8
BBB	46.9
BB	0.1
Cash/Cash Equivalents	1.7
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Corporate Bond
Fund

SHARE CLASS	R
NASDAQ	PCWRX
CUSIP	875921660
MF229E2R

PGIM Corporate Bond Fund
Class Z:
TGMBX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Corporate Bond Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Corporate Bond Fund—Class Z	$28	0.55%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 21,328,610
Number of fund holdings	272
Portfolio turnover rate for the period	12%
MF229E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Credit Quality expressed as a percentage of total investments as of 1/31/2025 (%)
AAA	8.8
AA	14.7
A	27.8
BBB	46.9
BB	0.1
Cash/Cash Equivalents	1.7
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Corporate Bond Fund

SHARE CLASS	Z
NASDAQ	TGMBX
CUSIP	875921702
MF229E2Z

PGIM Corporate Bond Fund
Class R6:
PCWQX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Corporate Bond Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
.
 You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Corporate Bond Fund—Class R6	$28	0.55%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 21,328,610
Number of fund holdings	272
Portfolio turnover rate for the period	12%
MF229E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Credit Quality expressed as a percentage of total investments as of 1/31/2025 (%)
AAA	8.8
AA	14.7
A	27.8
BBB	46.9
BB	0.1
Cash/Cash Equivalents	1.7
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Corporate Bond Fund

SHARE CLASS	R6
NASDAQ	PCWQX
CUSIP	875921678
MF229E2R6

(b) Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Reports below)

THE TARGET PORTFOLIO TRUST

PGIM Quant Solutions Small-Cap Value Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

JANUARY 31, 2025

Table of Contents	Financial Statements and Other Information	January 31, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Quant Solutions Small-Cap Value Fund	1
Notes to Financial Statements	30

Other Information - Form N-CSR Items 8-11

Schedule of Investments (unaudited)

as of January 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 100.1%

COMMON STOCKS 99.9%

Automobile Components 0.9%

Adient PLC*	87,800	$1,530,354

BorgWarner, Inc.	10,700	341,330

Standard Motor Products, Inc.	46,200	1,433,124

		3,304,808

Banks 17.6%

Amalgamated Financial Corp.	61,300	2,141,822

Ameris Bancorp	33,400	2,192,710

Associated Banc-Corp.	33,700	847,218

Axos Financial, Inc.*	19,100	1,335,663

Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	23,400	858,546

Bank OZK(a)	22,300	1,132,617

Bank7 Corp.	1,100	47,256

BankUnited, Inc.	79,000	3,247,690

Banner Corp.	9,100	643,097

BayCom Corp.	3,800	106,362

Byline Bancorp, Inc.	31,900	935,946

Cadence Bank	69,400	2,442,880

Camden National Corp.	2,800	127,008

Carter Bankshares, Inc.*	11,400	200,868

Civista Bancshares, Inc.	33,200	732,392

CNB Financial Corp.	49,599	1,254,855

Colony Bankcorp, Inc.	10,400	175,240

Community Trust Bancorp, Inc.	14,366	768,725

ConnectOne Bancorp, Inc.	18,500	468,790

Customers Bancorp, Inc.*	52,200	2,974,356

Dime Community Bancshares, Inc.	17,900	559,017

East West Bancorp, Inc.	700	72,079

Enterprise Financial Services Corp.	25,000	1,496,000

Financial Institutions, Inc.	75,227	1,983,736

First Bancorp	6,400	282,432

First Busey Corp.	61,000	1,481,080

First Business Financial Services, Inc.	1,000	51,660

First Commonwealth Financial Corp.	11,500	191,820

First Financial Bancorp	105,551	2,957,539

First Financial Corp.	18,759	903,996

First Internet Bancorp	2,800	91,196

First Merchants Corp.	27,200	1,208,768

First Mid Bancshares, Inc.	8,600	326,198

Flushing Financial Corp.	54,300	757,485

FS Bancorp, Inc.	2,400	97,056

Fulton Financial Corp.	46,700	949,878

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 1

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Banks (cont’d.)

Hancock Whitney Corp.	45,400	$2,712,196

Hanmi Financial Corp.	86,778	2,084,407

Heritage Commerce Corp.	12,400	120,156

Home Bancorp, Inc.	900	45,180

Hope Bancorp, Inc.	13,816	161,095

Horizon Bancorp, Inc.	11,131	186,889

Independent Bank Corp.	18,900	1,269,324

Investar Holding Corp.	9,000	171,630

Metropolitan Bank Holding Corp.*	3,000	192,390

Mid Penn Bancorp, Inc.	19,800	596,376

Midland States Bancorp, Inc.	63,200	1,217,232

Northeast Community Bancorp, Inc.	36,900	915,120

Northfield Bancorp, Inc.	8,400	98,028

Northwest Bancshares, Inc.	76,000	1,003,960

OceanFirst Financial Corp.	25,400	456,184

OFG Bancorp (Puerto Rico)	6,500	277,615

Old Second Bancorp, Inc.	20,900	392,711

Origin Bancorp, Inc.	4,300	163,056

Parke Bancorp, Inc.	5,400	109,296

Pathward Financial, Inc.	6,500	518,245

PCB Bancorp	6,100	117,669

Peapack-Gladstone Financial Corp.	30,479	964,660

Peoples Bancorp, Inc.	39,400	1,286,410

Preferred Bank	1,900	173,584

QCR Holdings, Inc.	11,200	870,912

RBB Bancorp	15,100	284,031

Renasant Corp.	38,900	1,512,432

S&T Bancorp, Inc.	21,563	850,445

Shore Bancshares, Inc.	8,300	135,705

Sierra Bancorp	2,000	60,280

Simmons First National Corp. (Class A Stock)	26,400	599,808

SmartFinancial, Inc.	2,500	88,150

Southern Missouri Bancorp, Inc.	800	47,344

SouthState Corp.	2,785	294,068

Third Coast Bancshares, Inc.*	43,200	1,557,360

TrustCo Bank Corp.	11,800	379,488

Trustmark Corp.	37,400	1,402,500

UMB Financial Corp.	5,200	613,080

Unity Bancorp, Inc.	12,500	604,375

Univest Financial Corp.	61,000	1,853,790

Valley National Bancorp	93,200	958,096

Veritex Holdings, Inc.	41,800	1,120,240

Washington Trust Bancorp, Inc.	36,000	1,179,720

See Notes to Financial Statements.

2

Description	Shares	Value

COMMON STOCKS (Continued)

Banks (cont’d.)

WesBanco, Inc.	25,448	$891,698

Zions Bancorp NA	14,400	833,184

		67,414,100

Biotechnology 4.5%

ADMA Biologics, Inc.*	21,800	352,070

BioCryst Pharmaceuticals, Inc.*	54,000	426,600

CareDx, Inc.*	101,800	2,371,940

Catalyst Pharmaceuticals, Inc.*	49,400	1,114,464

Century Therapeutics, Inc.*	12,400	10,177

Design Therapeutics, Inc.*	54,200	262,870

Entrada Therapeutics, Inc.*	21,300	286,272

Exelixis, Inc.*	29,200	967,980

Inhibrx Biosciences, Inc.*	6,800	92,344

iTeos Therapeutics, Inc.*	28,000	211,120

Kiniksa Pharmaceuticals International PLC*	35,500	695,800

MiMedx Group, Inc.*	42,200	367,140

Myriad Genetics, Inc.*	100,400	1,272,068

Natera, Inc.*	7,400	1,309,208

Organogenesis Holdings, Inc.*	303,900	1,118,352

Puma Biotechnology, Inc.*	185,600	536,384

Rigel Pharmaceuticals, Inc.*	25,800	558,570

Roivant Sciences Ltd.*	11,400	126,882

United Therapeutics Corp.*	2,800	983,276

Vanda Pharmaceuticals, Inc.*	49,100	216,531

Veracyte, Inc.*	83,400	3,793,032

		17,073,080

Building Products 1.4%

Apogee Enterprises, Inc.	3,300	168,366

Masterbrand, Inc.*	141,200	2,445,584

Resideo Technologies, Inc.*	121,800	2,742,936

		5,356,886

Capital Markets 0.0%

Virtus Investment Partners, Inc.	800	159,600

Chemicals 1.5%

AdvanSix, Inc.	75,600	2,364,768

Avient Corp.	4,400	188,760

Core Molding Technologies, Inc.*	23,600	348,572

Ecovyst, Inc.*	101,700	789,192

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 3

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Chemicals (cont’d.)

Intrepid Potash, Inc.*	13,200	$347,028

Mativ Holdings, Inc.	122,300	1,167,965

Rayonier Advanced Materials, Inc.*	82,700	661,600

		5,867,885

Commercial Services & Supplies 3.6%

ACCO Brands Corp.	151,541	797,106

BrightView Holdings, Inc.*	100,900	1,590,184

Cimpress PLC (Ireland)*(a)	28,800	1,914,624

CoreCivic, Inc.*	64,100	1,311,486

Deluxe Corp.	93,600	2,170,584

Ennis, Inc.	12,700	263,525

Interface, Inc.	121,600	3,010,816

Pitney Bowes, Inc.	25,900	230,769

Quad/Graphics, Inc.	27,100	182,112

Steelcase, Inc. (Class A Stock)	185,100	2,124,948

		13,596,154

Construction & Engineering 1.0%

Great Lakes Dredge & Dock Corp.*	16,400	180,236

Northwest Pipe Co.*	33,200	1,605,552

Primoris Services Corp.	23,600	1,811,772

Tutor Perini Corp.*	14,700	354,123

		3,951,683

Consumer Finance 2.2%

Bread Financial Holdings, Inc.	54,000	3,419,820

Green Dot Corp. (Class A Stock)*	60,200	533,974

LendingClub Corp.*	28,300	381,767

Navient Corp.	100,000	1,367,000

PRA Group, Inc.*	4,700	103,917

PROG Holdings, Inc.	56,100	2,398,275

Regional Management Corp.	4,300	153,897

		8,358,650

Consumer Staples Distribution & Retail 1.7%

Andersons, Inc. (The)	26,800	1,092,100

Ingles Markets, Inc. (Class A Stock)	25,405	1,682,319

SpartanNash Co.	5,600	102,088

United Natural Foods, Inc.*	70,300	2,090,722

See Notes to Financial Statements.

4

Description	Shares	Value

COMMON STOCKS (Continued)

Consumer Staples Distribution & Retail (cont’d.)

Village Super Market, Inc. (Class A Stock)	40,400	$1,378,044

Weis Markets, Inc.	1,600	108,096

		6,453,369

Diversified Consumer Services 2.4%

ADT, Inc.	11,700	89,856

Adtalem Global Education, Inc.*	27,900	2,988,927

Carriage Services, Inc.	9,400	384,930

Chegg, Inc.*	232,400	357,896

Graham Holdings Co. (Class B Stock)	2,000	1,857,640

H&R Block, Inc.	2,600	143,806

Laureate Education, Inc. (Class A Stock)*	92,800	1,737,216

Perdoceo Education Corp.	55,300	1,591,534

Strategic Education, Inc.	2,300	225,929

		9,377,734

Diversified REITs 0.5%

Alexander & Baldwin, Inc.	19,800	353,430

Alpine Income Property Trust, Inc.	3,500	59,010

American Assets Trust, Inc.	49,500	1,201,860

Gladstone Commercial Corp.	21,700	351,757

		1,966,057

Diversified Telecommunication Services 0.1%

IDT Corp. (Class B Stock)	4,300	202,874

Electric Utilities 0.3%

NRG Energy, Inc.	11,500	1,178,060

Electrical Equipment 0.8%

Acuity Brands, Inc.	3,100	1,030,409

Allient, Inc.	7,700	194,117

EnerSys	18,800	1,824,916

		3,049,442

Electronic Equipment, Instruments & Components 3.1%

Benchmark Electronics, Inc.	53,700	2,290,842

Kimball Electronics, Inc.*	35,400	643,572

PC Connection, Inc.	18,600	1,380,492

Plexus Corp.*	13,900	1,969,769

Sanmina Corp.*	13,400	1,121,982

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 5

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components (cont’d.)

ScanSource, Inc.*	50,400	$2,109,240

TTM Technologies, Inc.*	97,300	2,392,607

		11,908,504

Energy Equipment & Services 0.4%

Geospace Technologies Corp.*	13,700	124,533

Ranger Energy Services, Inc. (Class A Stock)	90,800	1,488,212

		1,612,745

Entertainment 0.5%

Cinemark Holdings, Inc.*	19,600	561,148

Marcus Corp. (The)	53,600	1,078,432

Playtika Holding Corp.	23,800	170,646

		1,810,226

Financial Services 3.2%

Banco Latinoamericano de Comercio Exterior SA (Panama) (Class E Stock)	43,700	1,650,986

Burford Capital Ltd.	26,400	370,656

Enact Holdings, Inc.	68,300	2,307,174

Jackson Financial, Inc. (Class A Stock)	31,900	3,006,256

Mr. Cooper Group, Inc.*	27,900	2,896,299

NMI Holdings, Inc.*	9,400	363,028

Radian Group, Inc.	48,266	1,642,009

		12,236,408

Food Products 3.0%

Calavo Growers, Inc.	15,100	345,639

Cal-Maine Foods, Inc.	33,300	3,593,070

Dole PLC	168,800	2,299,056

Fresh Del Monte Produce, Inc.	80,300	2,448,347

Ingredion, Inc.	7,300	996,012

Mission Produce, Inc.*	71,600	851,324

Pilgrim’s Pride Corp.*	10,400	484,016

Seneca Foods Corp. (Class A Stock)*	7,600	554,116

		11,571,580

Gas Utilities 0.9%

New Jersey Resources Corp.	53,400	2,560,530

See Notes to Financial Statements.

6

Description	Shares	Value

COMMON STOCKS (Continued)

Gas Utilities (cont’d.)

Southwest Gas Holdings, Inc.	11,800	$881,224

Spire, Inc.	1,400	99,344

		3,541,098

Health Care Equipment & Supplies 2.5%

Avanos Medical, Inc.*	53,600	922,992

Embecta Corp.	116,400	2,087,052

ICU Medical, Inc.*	14,700	2,416,092

Inogen, Inc.*	4,300	50,267

Integra LifeSciences Holdings Corp.*	3,700	96,570

LivaNova PLC*	33,700	1,683,315

Omnicell, Inc.*	35,500	1,597,145

OraSure Technologies, Inc.*	185,300	744,906

		9,598,339

Health Care Providers & Services 1.5%

Ardent Health Partners, Inc.*	27,500	412,500

National HealthCare Corp.	15,700	1,611,919

Owens & Minor, Inc.*	10,900	155,216

Pediatrix Medical Group, Inc.*	94,500	1,321,110

Select Medical Holdings Corp.	5,400	106,218

Tenet Healthcare Corp.*	7,400	1,042,586

Universal Health Services, Inc. (Class B Stock)	5,300	999,368

		5,648,917

Health Care REITs 0.1%

Global Medical REIT, Inc.	38,600	302,624

National Health Investors, Inc.	500	34,055

		336,679

Health Care Technology 0.1%

HealthStream, Inc.	9,300	303,645

Hotel & Resort REITs 2.1%

Apple Hospitality REIT, Inc.	12,800	197,632

Braemar Hotels & Resorts, Inc.	88,700	226,185

Chatham Lodging Trust	24,200	211,508

DiamondRock Hospitality Co.	86,000	755,080

Pebblebrook Hotel Trust	81,100	1,064,843

RLJ Lodging Trust	237,600	2,316,600

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 7

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Hotel & Resort REITs (cont’d.)

Summit Hotel Properties, Inc.	149,400	$1,002,474

Xenia Hotels & Resorts, Inc.	157,900	2,362,184

		8,136,506

Hotels, Restaurants & Leisure 1.4%

Accel Entertainment, Inc.*	4,400	49,588

Brinker International, Inc.*	7,700	1,401,169

Dine Brands Global, Inc.	30,800	935,704

El Pollo Loco Holdings, Inc.*	176,600	2,096,242

Travel + Leisure Co.	15,800	858,888

		5,341,591

Household Durables 1.4%

Century Communities, Inc.	3,000	229,140

Hamilton Beach Brands Holding Co. (Class A Stock)	5,300	90,683

KB Home	20,400	1,368,840

Landsea Homes Corp.*	48,000	398,400

Lifetime Brands, Inc.	10,500	68,040

Taylor Morrison Home Corp.*	44,100	2,842,686

Tri Pointe Homes, Inc.*	6,200	228,532

		5,226,321

Industrial REITs 0.2%

Industrial Logistics Properties Trust	157,200	624,084

Insurance 4.6%

Axis Capital Holdings Ltd.	1,600	145,632

CNO Financial Group, Inc.	87,900	3,510,726

Employers Holdings, Inc.	22,100	1,086,436

Fidelis Insurance Holdings Ltd. (United Kingdom)	131,700	2,173,050

Genworth Financial, Inc. (Class A Stock)*	256,500	1,854,495

Globe Life, Inc.	6,800	830,212

Greenlight Capital Re Ltd. (Class A Stock)*	13,300	179,550

Hamilton Insurance Group Ltd. (Bermuda) (Class B Stock)*	114,500	2,190,385

Heritage Insurance Holdings, Inc.*	65,400	720,054

Mercury General Corp.	29,100	1,450,344

ProAssurance Corp.*	23,300	348,568

SiriusPoint Ltd. (Sweden)*	75,800	1,103,648

United Fire Group, Inc.	2,700	66,987

See Notes to Financial Statements.

8

Description	Shares	Value

COMMON STOCKS (Continued)

Insurance (cont’d.)

Universal Insurance Holdings, Inc.	31,800	$615,012

Unum Group	15,000	1,143,750

		17,418,849

Interactive Media & Services 0.3%

Ziff Davis, Inc.*	23,800	1,282,582

IT Services 0.9%

ASGN, Inc.*	25,600	2,258,176

DXC Technology Co.*	20,000	434,400

Hackett Group, Inc. (The)	27,800	858,464

		3,551,040

Leisure Products 0.3%

JAKKS Pacific, Inc.*	38,900	1,170,112

Solo Brands, Inc. (Class A Stock)*(a)	88,500	86,730

		1,256,842

Life Sciences Tools & Services 0.4%

Bio-Techne Corp.	14,300	1,051,765

Cytek Biosciences, Inc.*	90,900	468,135

QIAGEN NV*	2,236	99,815

		1,619,715

Machinery 2.5%

Allison Transmission Holdings, Inc.	11,900	1,398,726

Commercial Vehicle Group, Inc.*	20,400	42,636

Eastern Co. (The)	1,500	40,530

Greenbrier Cos., Inc. (The)	43,900	2,908,814

L.B. Foster Co. (Class A Stock)*	2,000	55,660

Lindsay Corp.	5,900	791,721

Park-Ohio Holdings Corp.	2,500	62,200

REV Group, Inc.	60,800	2,109,760

Trinity Industries, Inc.	59,600	2,254,668

Twin Disc, Inc.	6,000	67,740

		9,732,455

Marine Transportation 1.6%

Costamare, Inc. (Monaco)	168,600	1,965,876

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 9

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Marine Transportation (cont’d.)

Matson, Inc.	22,600	$3,205,810

Pangaea Logistics Solutions Ltd.	145,800	765,450

		5,937,136

Media 2.0%

Advantage Solutions, Inc.*	189,000	498,960

AMC Networks, Inc. (Class A Stock)*(a)	56,300	542,169

Cable One, Inc.(a)	5,100	1,550,451

EW Scripps Co. (The) (Class A Stock)*	172,400	324,112

Gray Media, Inc.	234,600	877,404

Scholastic Corp.	14,600	283,386

TEGNA, Inc.	192,900	3,514,638

		7,591,120

Metals & Mining 0.9%

Alpha Metallurgical Resources, Inc.*	900	164,853

Olympic Steel, Inc.	31,400	1,082,358

Ryerson Holding Corp.	7,000	156,520

SunCoke Energy, Inc.	209,300	1,965,327

		3,369,058

Mortgage Real Estate Investment Trusts (REITs) 1.6%

Advanced Flower Capital, Inc.	54,800	446,072

AG Mortgage Investment Trust, Inc.	91,600	629,292

Chicago Atlantic Real Estate Finance, Inc.	8,400	129,108

Chimera Investment Corp.	50,033	744,991

MFA Financial, Inc.	86,500	908,250

Nexpoint Real Estate Finance, Inc.	7,000	107,870

PennyMac Mortgage Investment Trust(a)	139,200	1,893,120

TPG RE Finance Trust, Inc.	164,600	1,384,286

		6,242,989

Multi-Utilities 1.1%

Avista Corp.	34,700	1,270,714

Northwestern Energy Group, Inc.	57,300	3,089,043

		4,359,757

Office REITs 0.8%

City Office REIT, Inc.	96,400	511,884

COPT Defense Properties	5,500	161,920

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

Office REITs (cont’d.)

Douglas Emmett, Inc.(a)	30,100	$552,636

Paramount Group, Inc.	196,800	962,352

Piedmont Office Realty Trust, Inc. (Class A Stock)	118,700	1,037,438

		3,226,230

Oil, Gas & Consumable Fuels 2.8%

Amplify Energy Corp.*	157,100	838,914

Berry Corp.	357,000	1,556,520

Core Natural Resources, Inc.	4,300	388,462

FutureFuel Corp.	98,600	538,356

Murphy Oil Corp.	79,600	2,119,748

Peabody Energy Corp.	86,800	1,575,420

Ring Energy, Inc.*	129,600	168,480

SandRidge Energy, Inc.	18,500	219,225

Teekay Corp. Ltd. (Bermuda)	339,900	2,426,886

Teekay Tankers Ltd. (Canada) (Class A Stock)	2,900	121,568

VAALCO Energy, Inc.	42,200	173,020

World Kinect Corp.	15,700	443,839

		10,570,438

Paper & Forest Products 0.3%

Clearwater Paper Corp.*	32,000	1,028,800

Passenger Airlines 2.6%

Allegiant Travel Co.	32,100	3,288,003

SkyWest, Inc.*	33,768	4,083,227

Sun Country Airlines Holdings, Inc.*	153,400	2,601,664

		9,972,894

Personal Care Products 1.0%

Edgewell Personal Care Co.	73,000	2,430,900

Herbalife Ltd.*	54,000	294,840

Medifast, Inc.*	32,900	516,530

Nu Skin Enterprises, Inc. (Class A Stock)	53,400	349,770

USANA Health Sciences, Inc.*	11,000	358,270

		3,950,310

Pharmaceuticals 3.7%

Amneal Pharmaceuticals, Inc.*	262,500	2,168,250

Elanco Animal Health, Inc.*	15,700	188,871

Harmony Biosciences Holdings, Inc.*	15,900	616,443

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 11

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)

Innoviva, Inc.*	123,400	$2,300,176

Jazz Pharmaceuticals PLC*	8,400	1,044,708

Pacira BioSciences, Inc.*	56,000	1,474,480

Phibro Animal Health Corp. (Class A Stock)	94,300	2,056,683

Prestige Consumer Healthcare, Inc.*	43,000	3,301,110

SIGA Technologies, Inc.	7,000	41,860

Supernus Pharmaceuticals, Inc.*	15,400	590,898

Theravance Biopharma, Inc.*	36,800	345,184

		14,128,663

Professional Services 1.2%

Conduent, Inc.*	348,900	1,381,644

Genpact Ltd.	4,600	223,974

Heidrick & Struggles International, Inc.	11,800	548,582

IBEX Holdings Ltd.*	61,200	1,347,012

Kelly Services, Inc. (Class A Stock)	61,600	867,328

Resources Connection, Inc.	32,600	273,840

		4,642,380

Real Estate Management & Development 0.9%

Forestar Group, Inc.*	24,200	577,412

Jones Lang LaSalle, Inc.*	2,600	735,280

Newmark Group, Inc. (Class A Stock)	30,000	423,900

RE/MAX Holdings, Inc. (Class A Stock)*	163,500	1,631,730

Star Holdings*	5,400	48,006

		3,416,328

Retail REITs 0.6%

CBL & Associates Properties, Inc.	13,100	400,991

InvenTrust Properties Corp.	28,700	853,538

Urban Edge Properties	53,100	1,080,054

		2,334,583

Semiconductors & Semiconductor Equipment 0.8%

Cirrus Logic, Inc.*	1,400	140,616

MKS Instruments, Inc.	7,600	860,928

Photronics, Inc.*	59,800	1,374,802

Synaptics, Inc.*	9,600	815,040

		3,191,386

See Notes to Financial Statements.

12

Description	Shares	Value

COMMON STOCKS (Continued)

Software 4.1%

A10 Networks, Inc.	56,800	$1,113,848

ACI Worldwide, Inc.*	18,000	963,900

Adeia, Inc.	21,000	269,850

Commvault Systems, Inc.*	9,500	1,512,970

Consensus Cloud Solutions, Inc.*	75,900	2,149,488

Dropbox, Inc. (Class A Stock)*	6,100	196,115

Gen Digital, Inc.	27,800	748,098

Logility Supply Chain Solutions, Inc. (Class A Stock)	7,000	98,840

Olo, Inc. (Class A Stock)*	278,200	2,053,116

OneSpan, Inc.	117,700	2,264,548

Ooma, Inc.*	40,100	576,237

SolarWinds Corp.	114,800	1,708,224

Teradata Corp.*	10,600	338,246

Verint Systems, Inc.*	61,600	1,563,408

		15,556,888

Specialized REITs 1.4%

National Storage Affiliates Trust	18,100	672,415

Outfront Media, Inc.	135,419	2,491,710

Safehold, Inc.	33,795	547,817

Uniti Group, Inc.	277,900	1,514,555

		5,226,497

Specialty Retail 1.4%

Arko Corp.	43,500	307,545

Bath & Body Works, Inc.	25,300	951,533

Gap, Inc. (The)	48,800	1,174,616

Sally Beauty Holdings, Inc.*	206,300	2,242,481

Urban Outfitters, Inc.*	10,700	592,994

		5,269,169

Technology Hardware, Storage & Peripherals 0.5%

Eastman Kodak Co.*	71,800	530,602

Immersion Corp.	146,100	1,222,857

		1,753,459

Textiles, Apparel & Luxury Goods 0.9%

G-III Apparel Group Ltd.*	82,200	2,566,284

Rocky Brands, Inc.	26,900	673,576

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 13

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods (cont’d.)

Superior Group of Cos., Inc.	11,000	$165,990

Vera Bradley, Inc.*	30,700	114,818

		3,520,668

Tobacco 0.2%

Universal Corp.	11,300	600,256

Trading Companies & Distributors 1.6%

BlueLinx Holdings, Inc.*	6,200	668,236

DNOW, Inc.*	122,700	1,825,776

DXP Enterprises, Inc.*	13,200	1,337,028

MRC Global, Inc.*	57,400	842,632

Rush Enterprises, Inc. (Class A Stock)	17,800	1,081,350

Willis Lease Finance Corp.	1,500	290,880

		6,045,902

TOTAL COMMON STOCKS
(cost $355,407,778)		382,003,419

UNAFFILIATED EXCHANGE-TRADED FUND 0.2%
iShares Russell 2000 Value ETF
(cost $571,869)	3,400	569,398

TOTAL LONG-TERM INVESTMENTS
(cost $355,979,647)		382,572,817

SHORT-TERM INVESTMENTS 1.3%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.511%)(wb)	287,884	287,884
PGIM Institutional Money Market Fund (7-day effective yield 4.593%) (cost $4,803,050; includes $4,781,186 of cash collateral for securities on loan)(b)(wb)	4,805,934	4,803,050

TOTAL SHORT-TERM INVESTMENTS (cost $5,090,934)		5,090,934

TOTAL INVESTMENTS 101.4% (cost $361,070,581)		387,663,751

Liabilities in excess of other assets (1.4)%		(5,212,384)

NET ASSETS 100.0%		$382,451,367

See Notes to Financial Statements.

14

Below is a list of the abbreviation(s) used in the semiannual report:

ETF—Exchange-Traded Fund

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,665,873; cash collateral of $4,781,186 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Automobile Components	$3,304,808	$—	$—
Banks	67,414,100	—	—
Biotechnology	17,073,080	—	—
Building Products	5,356,886	—	—
Capital Markets	159,600	—	—
Chemicals	5,867,885	—	—
Commercial Services & Supplies	13,596,154	—	—
Construction & Engineering	3,951,683	—	—
Consumer Finance	8,358,650	—	—
Consumer Staples Distribution & Retail	6,453,369	—	—
Diversified Consumer Services	9,377,734	—	—
Diversified REITs	1,966,057	—	—
Diversified Telecommunication Services	202,874	—	—
Electric Utilities	1,178,060	—	—
Electrical Equipment	3,049,442	—	—
Electronic Equipment, Instruments & Components	11,908,504	—	—
Energy Equipment & Services	1,612,745	—	—
Entertainment	1,810,226	—	—

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 15

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Financial Services	$12,236,408	$—	$—
Food Products	11,571,580	—	—
Gas Utilities	3,541,098	—	—
Health Care Equipment & Supplies	9,598,339	—	—
Health Care Providers & Services	5,648,917	—	—
Health Care REITs	336,679	—	—
Health Care Technology	303,645	—	—
Hotel & Resort REITs	8,136,506	—	—
Hotels, Restaurants & Leisure	5,341,591	—	—
Household Durables	5,226,321	—	—
Industrial REITs	624,084	—	—
Insurance	17,418,849	—	—
Interactive Media & Services	1,282,582	—	—
IT Services	3,551,040	—	—
Leisure Products	1,256,842	—	—
Life Sciences Tools & Services	1,619,715	—	—
Machinery	9,732,455	—	—
Marine Transportation	5,937,136	—	—
Media	7,591,120	—	—
Metals & Mining	3,369,058	—	—
Mortgage Real Estate Investment Trusts (REITs)	6,242,989	—	—
Multi-Utilities	4,359,757	—	—
Office REITs	3,226,230	—	—
Oil, Gas & Consumable Fuels	10,570,438	—	—
Paper & Forest Products	1,028,800	—	—
Passenger Airlines	9,972,894	—	—
Personal Care Products	3,950,310	—	—
Pharmaceuticals	14,128,663	—	—
Professional Services	4,642,380	—	—
Real Estate Management & Development	3,416,328	—	—
Retail REITs	2,334,583	—	—
Semiconductors & Semiconductor Equipment	3,191,386	—	—
Software	15,556,888	—	—
Specialized REITs	5,226,497	—	—
Specialty Retail	5,269,169	—	—
Technology Hardware, Storage & Peripherals	1,753,459	—	—
Textiles, Apparel & Luxury Goods	3,520,668	—	—
Tobacco	600,256	—	—
Trading Companies & Distributors	6,045,902	—	—
Unaffiliated Exchange-Traded Fund	569,398	—	—
Short-Term Investments
Affiliated Mutual Funds	5,090,934	—	—

Total	$387,663,751	$—	$—

See Notes to Financial Statements.

16

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2025 were as follows:

Banks	17.6%
Insurance	4.6
Biotechnology	4.5
Software	4.1
Pharmaceuticals	3.7
Commercial Services & Supplies	3.6
Financial Services	3.2
Electronic Equipment, Instruments & Components	3.1
Food Products	3.0
Oil, Gas & Consumable Fuels	2.8
Passenger Airlines	2.6
Machinery	2.5
Health Care Equipment & Supplies	2.5
Diversified Consumer Services	2.4
Consumer Finance	2.2
Hotel & Resort REITs	2.1
Media	2.0
Consumer Staples Distribution & Retail	1.7
Mortgage Real Estate Investment Trusts (REITs)	1.6
Trading Companies & Distributors	1.6
Marine Transportation	1.6
Chemicals	1.5
Health Care Providers & Services	1.5
Building Products	1.4
Hotels, Restaurants & Leisure	1.4
Specialty Retail	1.4
Specialized REITs	1.4
Household Durables	1.4
Affiliated Mutual Funds (1.3% represents investments purchased with collateral from securities on loan)	1.3
Professional Services	1.2
Multi-Utilities	1.1
Construction & Engineering	1.0
Personal Care Products	1.0

IT Services	0.9%
Gas Utilities	0.9
Textiles, Apparel & Luxury Goods	0.9
Real Estate Management & Development	0.9
Metals & Mining	0.9
Automobile Components	0.9
Office REITs	0.8
Semiconductors & Semiconductor Equipment	0.8
Electrical Equipment	0.8
Retail REITs	0.6
Diversified REITs	0.5
Entertainment	0.5
Technology Hardware, Storage & Peripherals	0.5
Life Sciences Tools & Services	0.4
Energy Equipment & Services	0.4
Interactive Media & Services	0.3
Leisure Products	0.3
Electric Utilities	0.3
Paper & Forest Products	0.3
Industrial REITs	0.2
Tobacco	0.2
Unaffiliated Exchange-Traded Fund	0.2
Health Care REITs	0.1
Health Care Technology	0.1
Diversified Telecommunication Services	0.1
Capital Markets	0.0 *

101.4
Liabilities in excess of other assets	(1.4)

100.0%

*	Less than 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 17

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$4,665,873	$(4,665,873)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

18

Statement of Assets and Liabilities (unaudited)

as of January 31, 2025

Assets
Investments at value, including securities on loan of $4,665,873:
Unaffiliated investments (cost $355,979,647)	$382,572,817
Affiliated investments (cost $5,090,934)	5,090,934
Receivable for Fund shares sold	323,253
Dividends receivable	133,457
Tax reclaim receivable	1,390
Prepaid expenses	3,249

Total Assets	388,125,100

Liabilities
Payable to broker for collateral for securities on loan	4,781,186
Payable for Fund shares purchased	464,260
Management fee payable	191,807
Accrued expenses and other liabilities	156,288
Distribution fee payable	63,095
Affiliated transfer agent fee payable	16,246
Trustees’ fees payable	851

Total Liabilities	5,673,733

Net Assets	$382,451,367

Net assets were comprised of:
Shares of beneficial interest, at par	$22,293
Paid-in capital in excess of par	360,704,993
Total distributable earnings (loss)	21,724,081

Net assets, January 31, 2025	$382,451,367

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 19

Statement of Assets and Liabilities (unaudited)

as of January 31, 2025

Class A

Net asset value, redemption price per share,
($96,090,484 ÷ 5,566,254 shares of beneficial interest issued and outstanding)	$17.26
Maximum sales charge (5.50% of offering price)	1.00

Maximum offering price to public	$18.26

Class C

Net asset value, offering price and redemption price per share,
($1,285,702 ÷ 74,822 shares of beneficial interest issued and outstanding)	$17.18

Class R

Net asset value, offering price and redemption price per share,
($98,799,403 ÷ 5,851,202 shares of beneficial interest issued and outstanding)	$16.89

Class Z

Net asset value, offering price and redemption price per share,
($135,495,453 ÷ 7,859,876 shares of beneficial interest issued and outstanding)	$17.24

Class R2

Net asset value, offering price and redemption price per share,
($81,656 ÷ 4,740 shares of beneficial interest issued and outstanding)	$17.23

Class R4

Net asset value, offering price and redemption price per share,
($14,457 ÷ 837 shares of beneficial interest issued and outstanding)	$17.27

Class R6

Net asset value, offering price and redemption price per share,
($50,684,212 ÷ 2,935,351 shares of beneficial interest issued and outstanding)	$17.27

See Notes to Financial Statements.

20

Statement of Operations (unaudited)

Six Months Ended January 31, 2025

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $79 foreign withholding tax)	$4,467,862
Affiliated dividend income	22,287
Income from securities lending, net (including affiliated income of $17,891)	18,077

Total income	4,508,226

Expenses
Management fee	1,206,478
Distribution fee(a)	549,226
Shareholder servicing fees(a)	53
Transfer agent’s fees and expenses (including affiliated expense of $38,185)(a)	192,330
Registration fees(a)	38,874
Custodian and accounting fees	34,166
Shareholders’ reports	33,846
Professional fees	17,195
Audit fee	13,285
Trustees’ fees	7,558
Miscellaneous	24,029

Total expenses	2,117,040
Less: Fee waiver and/or expense reimbursement(a)	(22,604)
Distribution fee waiver(a)	(155,596)

Net expenses	1,938,840

Net investment income (loss)	2,569,386

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions (including affiliated of $38,901)	13,779,848
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(36,780))	(28,276,439)

Net gain (loss) on investment transactions	(14,496,591)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(11,927,205)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	150,325	7,051	391,626	—	224	—	—
Shareholder servicing fees	—	—	—	—	51	2	—
Transfer agent’s fees and expenses	79,549	3,544	58,848	47,562	204	46	2,577
Registration fees	7,397	3,943	3,731	8,570	2,446	2,446	10,341
Fee waiver and/or expense reimbursement	(4,260)	5	(4,212)	(4,692)	(2,497)	(2,476)	(4,472)
Distribution fee waiver	(25,054)	—	(130,542)	—	—	—	—

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 21

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2025	Year Ended July 31, 2024
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$2,569,386	$6,929,367
Net realized gain (loss) on investment transactions	13,779,848	39,235,296
Net change in unrealized appreciation (depreciation) on investments	(28,276,439)	18,782,247

Net increase (decrease) in net assets resulting from operations	(11,927,205)	64,946,910

Dividends and Distributions
Distributions from distributable earnings
Class A	(11,799,589)	(3,211,149)
Class C	(149,933)	(33,875)
Class R	(12,225,022)	(3,288,576)
Class Z	(16,913,464)	(3,187,744)
Class R2	(24,829)	(3,352)
Class R4	(1,745)	(517)
Class R6	(6,511,303)	(4,032,077)

	(47,625,885)	(13,757,290)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	75,876,968	57,491,952
Net asset value of shares issued in reinvestment of dividends and distributions	46,980,708	13,559,378
Cost of shares purchased	(111,701,109)	(110,559,110)

Net increase (decrease) in net assets from Fund share transactions	11,156,567	(39,507,780)

Total increase (decrease)	(48,396,523)	11,681,840

Net Assets:

Beginning of period	430,847,890	419,166,050

End of period	$382,451,367	$430,847,890

See Notes to Financial Statements.

22

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended January 31,		Year Ended July 31,
	2025		2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.06		$17.66	$21.09	$20.70	$11.39	$16.46
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.28	0.33	0.27	0.16	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.58)		2.69	(0.25)	0.38	9.31	(4.35)
Total from investment operations	(0.47)		2.97	0.08	0.65	9.47	(4.17)
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.41)	(0.39)	(0.26)	(0.16)	(0.48)
Distributions from net realized gains	(2.10)		(0.16)	(3.12)	-	-	(0.42)
Total dividends and distributions	(2.33)		(0.57)	(3.51)	(0.26)	(0.16)	(0.90)
Net asset value, end of period	$17.26		$20.06	$17.66	$21.09	$20.70	$11.39
Total Return(b):	(2.73)%		17.23%	2.02%	3.17%	83.49%	(27.01)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$96,090		$106,910	$103,703	$117,179	$123,223	$71,928
Average net assets (000)	$99,400		$97,614	$103,993	$123,533	$103,593	$92,527
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.08	%(d)	1.10%	1.13%	1.09%	1.11%	1.15%
Expenses before waivers and/or expense reimbursement	1.14	%(d)	1.16%	1.19%	1.15%	1.17%	1.21%
Net investment income (loss)	1.16	%(d)	1.63%	1.91%	1.25%	0.95%	1.31%
Portfolio turnover rate(e)	65%		78%	75%	62%	63%	53%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 23

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended January 31,		Year Ended July 31,
	2025		2024	2023		2022		2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$19.90		$17.56	$21.00		$20.63		$11.39	$16.48
Income (loss) from investment operations:
Net investment income (loss)	(0.04	)(b)	0.05	0.11	(b)	(-	)(b)(c)	- (c)	0.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.58)		2.64	(0.27	)(d)	0.39		9.27	(4.40)
Total from investment operations	(0.62)		2.69	(0.16)		0.39		9.27	(4.35)
Less Dividends and Distributions:
Dividends from net investment income	-		(0.19)	(0.16)		(0.02)		(0.03)	(0.32)
Distributions from net realized gains	(2.10)		(0.16)	(3.12)		-		-	(0.42)
Total dividends and distributions	(2.10)		(0.35)	(3.28)		(0.02)		(0.03)	(0.74)
Net asset value, end of period	$17.18		$19.90	$17.56		$21.00		$20.63	$11.39
Total Return(e):	(3.51)%		15.56%	0.70%		1.89%		81.41%	(27.80)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,286		$1,612	$2,057		$2,685		$3,138	$5,782
Average net assets (000)	$1,399		$1,659	$2,311		$3,025		$6,774	$8,456
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	2.73	%(g)	2.49%	2.46%		2.36%		2.19%	2.22%
Expenses before waivers and/or expense reimbursement	2.73	%(g)	2.50%	2.47%		2.37%		2.20%	2.23%
Net investment income (loss)	(0.47	)%(g)	0.30%	0.61%		(0.01)%		0.01%	0.35%
Portfolio turnover rate(h)	65%		78%	75%		62%		63%	53%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(e)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

24

Class R Shares
	Six Months Ended January 31,		Year Ended July 31,
	2025		2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$19.66		$17.32	$20.75	$20.37	$11.23	$16.23
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.25	0.30	0.22	0.14	0.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.56)		2.64	(0.26)	0.38	9.15	(4.24)
Total from investment operations	(0.47)		2.89	0.04	0.60	9.29	(4.13)
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.39)	(0.35)	(0.22)	(0.15)	(0.45)
Distributions from net realized gains	(2.10)		(0.16)	(3.12)	-	-	(0.42)
Total dividends and distributions	(2.30)		(0.55)	(3.47)	(0.22)	(0.15)	(0.87)
Net asset value, end of period	$16.89		$19.66	$17.32	$20.75	$20.37	$11.23
Total Return(b):	(2.84)%		17.06%	1.83%	2.93%	83.14%	(27.08)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$98,799		$114,603	$112,225	$113,963	$135,981	$110,953
Average net assets (000)	$103,582		$101,985	$104,012	$131,067	$137,399	$116,334
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.28	%(d)	1.26%	1.30%	1.29%	1.28%	1.31%
Expenses before waivers and/or expense reimbursement	1.54	%(d)	1.52%	1.56%	1.55%	1.54%	1.57%
Net investment income (loss)	0.97	%(d)	1.46%	1.73%	1.05%	0.88%	0.82%
Portfolio turnover rate(e)	65%		78%	75%	62%	63%	53%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 25

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended January 31,		Year Ended July 31,
	2025		2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.06		$17.66	$21.09	$20.70	$11.40	$16.46
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.34	0.40	0.33	0.23	0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.56)		2.69	(0.26)	0.38	9.29	(4.38)
Total from investment operations	(0.43)		3.03	0.14	0.71	9.52	(4.09)
Less Dividends and Distributions:
Dividends from net investment income	(0.29)		(0.47)	(0.45)	(0.32)	(0.22)	(0.55)
Distributions from net realized gains	(2.10)		(0.16)	(3.12)	-	-	(0.42)
Total dividends and distributions	(2.39)		(0.63)	(3.57)	(0.32)	(0.22)	(0.97)
Net asset value, end of period	$17.24		$20.06	$17.66	$21.09	$20.70	$11.40
Total Return(b):	(2.55)%		17.56%	2.38%	3.42%	84.07%	(26.66)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$135,495		$89,854	$99,147	$136,495	$177,808	$150,272
Average net assets (000)	$103,551		$87,277	$110,217	$165,086	$199,626	$307,558
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.76	%(d)	0.79%	0.82%	0.79%	0.77%	0.73%
Expenses before waivers and/or expense reimbursement	0.77	%(d)	0.80%	0.83%	0.80%	0.78%	0.74%
Net investment income (loss)	1.37	%(d)	1.96%	2.25%	1.56%	1.34%	2.05%
Portfolio turnover rate(e)	65%		78%	75%	62%	63%	53%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

26

Class R2 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2025		2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.01		$17.63	$21.05	$20.65	$11.38	$16.43
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.26	0.19	0.28	0.19	0.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.58)		2.69	(0.11)	0.37	9.25	(4.32)
Total from investment operations	(0.46)		2.95	0.08	0.65	9.44	(4.15)
Less Dividends and Distributions:
Dividends from net investment income	(0.22)		(0.41)	(0.38)	(0.25)	(0.17)	(0.48)
Distributions from net realized gains	(2.10)		(0.16)	(3.12)	-	-	(0.42)
Total dividends and distributions	(2.32)		(0.57)	(3.50)	(0.25)	(0.17)	(0.90)
Net asset value, end of period	$17.23		$20.01	$17.63	$21.05	$20.65	$11.38
Total Return(b):	(2.76)%		17.13%	2.03%	3.11%	83.38%	(26.96)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$82		$168	$102	$73	$157	$292
Average net assets (000)	$178		$108	$88	$154	$192	$302
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.14	%(d)	1.14%	1.14%	1.14%	1.14%	1.15%
Expenses before waivers and/or expense reimbursement	3.93	%(d)	5.95%	6.57%	5.21%	5.24%	6.28%
Net investment income (loss)	1.26	%(d)	1.48%	1.12%	1.30%	1.21%	1.26%
Portfolio turnover rate(e)	65%		78%	75%	62%	63%	53%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 27

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2025		2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.08		$17.68	$21.10	$20.71	$11.40	$16.46
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.32	0.37	0.37	0.31	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.58)		2.69	(0.24)	0.32	9.20	(4.28)
Total from investment operations	(0.45)		3.01	0.13	0.69	9.51	(4.12)
Less Dividends and Distributions:
Dividends from net investment income	(0.26)		(0.45)	(0.43)	(0.30)	(0.20)	(0.52)
Distributions from net realized gains	(2.10)		(0.16)	(3.12)	-	-	(0.42)
Total dividends and distributions	(2.36)		(0.61)	(3.55)	(0.30)	(0.20)	(0.94)
Net asset value, end of period	$17.27		$20.08	$17.68	$21.10	$20.71	$11.40
Total Return(b):	(2.63)%		17.44%	2.31%	3.29%	83.98%	(26.80)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14		$18	$15	$14	$245	$927
Average net assets (000)	$15		$15	$13	$41	$237	$918
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.89	%(d)	0.89%	0.89%	0.89%	0.89%	0.89%
Expenses before waivers and/or expense reimbursement	34.36	%(d)	34.32%	36.45%	15.86%	4.13%	2.60%
Net investment income (loss)	1.35	%(d)	1.81%	2.10%	1.78%	2.21%	1.16%
Portfolio turnover rate(e)	65%		78%	75%	62%	63%	53%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

28

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2025		2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.09		$17.69	$21.13	$20.73	$11.41	$16.47
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.35	0.41	0.37	0.24	0.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.58)		2.70	(0.26)	0.38	9.31	(4.33)
Total from investment operations	(0.42)		3.05	0.15	0.75	9.55	(4.08)
Less Dividends and Distributions:
Dividends from net investment income	(0.30)		(0.49)	(0.47)	(0.35)	(0.23)	(0.56)
Distributions from net realized gains	(2.10)		(0.16)	(3.12)	-	-	(0.42)
Total dividends and distributions	(2.40)		(0.65)	(3.59)	(0.35)	(0.23)	(0.98)
Net asset value, end of period	$17.27		$20.09	$17.69	$21.13	$20.73	$11.41
Total Return(b):	(2.47)%		17.67%	2.48%	3.58%	84.26%	(26.60)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$50,684		$117,684	$101,918	$123,662	$226,506	$193,499
Average net assets (000)	$90,757		$105,401	$99,623	$143,522	$209,675	$259,226
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.68	%(d)	0.68%	0.68%	0.67%	0.66%	0.67%
Expenses before waivers and/or expense reimbursement	0.69	%(d)	0.69%	0.69%	0.67%	0.66%	0.67%
Net investment income (loss)	1.68	%(d)	2.02%	2.35%	1.74%	1.46%	1.83%
Portfolio turnover rate(e)	65%		78%	75%	62%	63%	53%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 29

Notes to Financial Statements (unaudited)

1.	Organization

The Target Portfolio Trust (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Quant Solutions Small-Cap Value Fund (the “Fund”), a series of the RIC. The fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is above average capital appreciation.

During the reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Fund’s financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. PGIM Investments LLC (“PGIM Investments” or the “Manager”) acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s subadviser.

The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment

30

and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

PGIM Quant Solutions Small-Cap Value Fund 31

Notes to Financial Statements (unaudited) (continued)

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and

32

such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of

PGIM Quant Solutions Small-Cap Value Fund 33

Notes to Financial Statements (unaudited) (continued)

dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions” or the “Subadviser”). The Manager pays for the services of PGIM Quantitative Solutions.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended January 31, 2025, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.60% of average daily net assets up to $2 billion;	0.60%
0.575% of average daily net assets over $2 billion.

The Manager has contractually agreed to waive and/or reimburse up to 0.01% of the fees and expenses from the Fund through November 30, 2025, to the extent that the Fund’s net annual operating expenses and acquired fund fees and expenses (exclusive of taxes, interest, distribution and service (12b-1) fees and certain extraordinary expenses) exceed 0.68% of the Fund’s average daily net assets on an annualized basis. Separately, the Manager has contractually agreed, through November 30, 2025, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable. This contractual expense limitation excludes interest, brokerage, taxes (such as income and

34

foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
R	—
Z	—
R2	1.14
R4	0.89
R6	—

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through November 30, 2025 to reduce such fees of certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

PGIM Quant Solutions Small-Cap Value Fund 35

Notes to Financial Statements (unaudited) (continued)

The Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee

A	0.30%	0.25%	N/A	%

C	1.00	1.00	N/A

R	0.75	0.50	N/A

Z	N/A	N/A	N/A

R2	0.25	0.25	0.10

R4	N/A	N/A	0.10

R6	N/A	N/A	N/A

For the reporting period ended January 31, 2025, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$6,660	$100
C	—	36

PGIM Investments, PIMS, PMFS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS, an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

36

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended January 31, 2025, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2025, were as follows:

Cost of Purchases	Proceeds from Sales

$260,492,052	$295,554,868

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended January 31, 2025, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.511%)(1)(wb)

$ 1,783,002	$ 23,410,587	$ 24,905,705	$ —	$ —	$ 287,884	287,884	$22,287

PGIM Institutional Money Market Fund (7-day effective yield 4.593%)(1)(b)(wb)

34,165,261	88,344,689	117,709,021	(36,780)	38,901	4,803,050	4,805,934	17,891(2)

$35,948,263	$111,755,276	$142,614,726	$(36,780)	$38,901	$5,090,934		$40,178

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Distributions and Tax Information

The Fund has a tax year end of October 31st.

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date.

PGIM Quant Solutions Small-Cap Value Fund 37

Notes to Financial Statements (unaudited) (continued)

For the tax period ended October 31, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

$13,757,290	$—	$—	$13,757,290

For the tax period ended October 31, 2023, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

$24,304,751	$52,502,241	$—	$76,806,992

For the latest tax period ended October 31, 2024, the Fund had the following amounts of accumulated undistributed earnings on a tax basis:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains

$19,204,024	$25,428,067

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2025 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$365,289,086	$53,396,921	$(31,022,256)	$22,374,665

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four tax years up to the most recent tax year ended October 31, 2024 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales

38

charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

As of January 31, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

Z	72,188	0.9%

R2	824	17.4

R4	837	100.0

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	6	78.0

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended January 31, 2025:
Shares sold	62,150	$1,154,737
Shares issued in reinvestment of dividends and distributions	651,128	11,629,141
Shares purchased	(457,388)	(8,505,429)
Net increase (decrease) in shares outstanding before conversion	255,890	4,278,449
Shares issued upon conversion from other share class(es)	5,719	99,997
Shares purchased upon conversion into other share class(es)	(25,317)	(468,367)
Net increase (decrease) in shares outstanding	236,292	$3,910,079

PGIM Quant Solutions Small-Cap Value Fund 39

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Year ended July 31, 2024:
Shares sold	139,967	$2,474,838
Shares issued in reinvestment of dividends and distributions	176,498	3,164,603
Shares purchased	(841,775)	(14,673,953)
Net increase (decrease) in shares outstanding before conversion	(525,310)	(9,034,512)
Shares issued upon conversion from other share class(es)	20,461	369,803
Shares purchased upon conversion into other share class(es)	(37,405)	(662,340)
Net increase (decrease) in shares outstanding	(542,254)	$(9,327,049)

Class C
Six months ended January 31, 2025:
Shares sold	1,538	$27,314
Shares issued in reinvestment of dividends and distributions	8,264	147,257
Shares purchased	(10,352)	(193,361)
Net increase (decrease) in shares outstanding before conversion	(550)	(18,790)
Shares purchased upon conversion into other share class(es)	(5,607)	(97,303)
Net increase (decrease) in shares outstanding	(6,157)	$(116,093)

Year ended July 31, 2024:
Shares sold	6,273	$107,810
Shares issued in reinvestment of dividends and distributions	1,859	33,351
Shares purchased	(25,713)	(429,476)
Net increase (decrease) in shares outstanding before conversion	(17,581)	(288,315)
Shares purchased upon conversion into other share class(es)	(18,601)	(334,613)
Net increase (decrease) in shares outstanding	(36,182)	$(622,928)

Class R
Six months ended January 31, 2025:
Shares sold	39,596	$710,205
Shares issued in reinvestment of dividends and distributions	699,372	12,225,022
Shares purchased	(717,120)	(13,157,520)
Net increase (decrease) in shares outstanding	21,848	$(222,293)

Year ended July 31, 2024:
Shares sold	658,291	$11,459,934
Shares issued in reinvestment of dividends and distributions	186,851	3,288,576
Shares purchased	(1,493,541)	(25,544,215)
Net increase (decrease) in shares outstanding	(648,399)	$(10,795,705)

40

Share Class	Shares	Amount

Class Z
Six months ended January 31, 2025:
Shares sold	3,319,336	$67,662,573
Shares issued in reinvestment of dividends and distributions	945,137	16,851,799
Shares purchased	(1,367,665)	(25,362,390)
Net increase (decrease) in shares outstanding before conversion	2,896,808	59,151,982
Shares issued upon conversion from other share class(es)	487,748	10,074,638
Shares purchased upon conversion into other share class(es)	(3,959)	(75,693)
Net increase (decrease) in shares outstanding	3,380,597	$69,150,927

Year ended July 31, 2024:
Shares sold	727,735	$12,774,296
Shares issued in reinvestment of dividends and distributions	177,138	3,170,771
Shares purchased	(2,056,775)	(35,523,094)
Net increase (decrease) in shares outstanding before conversion	(1,151,902)	(19,578,027)
Shares issued upon conversion from other share class(es)	24,396	431,935
Shares purchased upon conversion into other share class(es)	(8,618)	(147,687)
Net increase (decrease) in shares outstanding	(1,136,124)	$(19,293,779)

Class R2
Six months ended January 31, 2025:
Shares sold	2,602	$49,516
Shares issued in reinvestment of dividends and distributions	1,393	24,829
Shares purchased	(7,642)	(126,975)
Net increase (decrease) in shares outstanding	(3,647)	$(52,630)

Year ended July 31, 2024:
Shares sold	3,932	$71,372
Shares issued in reinvestment of dividends and distributions	187	3,352
Shares purchased	(1,503)	(26,402)
Net increase (decrease) in shares outstanding	2,616	$48,322

Class R4
Six months ended January 31, 2025:
Shares issued in reinvestment of dividends and distributions	98	$1,745
Shares purchased	(136)	(2,625)
Net increase (decrease) in shares outstanding	(38)	$(880)

Year ended July 31, 2024:
Shares sold	— **	$1
Shares issued in reinvestment of dividends and distributions	29	517
Shares purchased	(1)	(26)
Net increase (decrease) in shares outstanding	28	$492

PGIM Quant Solutions Small-Cap Value Fund 41

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Class R6
Six months ended January 31, 2025:
Shares sold	332,347	$6,272,623
Shares issued in reinvestment of dividends and distributions	341,597	6,100,915
Shares purchased	(3,137,389)	(64,352,809)
Net increase (decrease) in shares outstanding before conversion	(2,463,445)	(51,979,271)
Shares issued upon conversion from other share class(es)	7,535	145,739
Shares purchased upon conversion into other share class(es)	(465,260)	(9,679,011)
Net increase (decrease) in shares outstanding	(2,921,170)	$(61,512,543)

Year ended July 31, 2024:
Shares sold	1,788,861	$30,603,701
Shares issued in reinvestment of dividends and distributions	217,534	3,898,208
Shares purchased	(1,931,240)	(34,361,944)
Net increase (decrease) in shares outstanding before conversion	75,155	139,965
Shares issued upon conversion from other share class(es)	19,671	343,468
Shares purchased upon conversion into other share class(es)	(34)	(566)
Net increase (decrease) in shares outstanding	94,792	$482,867

**	Less than 1 share.

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/27/2024 – 9/25/2025	9/29/2023 – 9/26/2024
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large

42

scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended January 31, 2025. The average daily balance for the 21 days that the Fund had loans outstanding during the period was approximately $1,072,667, borrowed at a weighted average interest rate of 6.02%. The maximum loan outstanding amount during the period was $4,337,000. At January 31, 2025, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Financials Sector Risk: Banks and other financial services companies can be adversely affected by, among other things, regulatory changes, interest rate movements, the availability of capital and cost to borrow, and the rate of debt defaults.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its

PGIM Quant Solutions Small-Cap Value Fund 43

Notes to Financial Statements (unaudited) (continued)

affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s

44

financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Model Design Risk: The subadviser uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models the subadviser uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the subadviser’s models. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk: While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide the subadviser’s quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

Real Estate Investment Trust (“REIT”) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Small Company Risk: Small company stocks present above-average risks in comparison to larger companies. Small companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management expertise. As a result, stocks issued by smaller companies may be comparatively less liquid and fluctuate in value more than the stocks of larger, more established companies.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a

PGIM Quant Solutions Small-Cap Value Fund 45

Notes to Financial Statements (unaudited) (continued)

security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

10.	Subsequent Event

The Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of January 31, 2025.

46

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract. - None.

THE TARGET PORTFOLIO TRUST

PGIM Core Bond Fund

PGIM Corporate Bond Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

JANUARY 31, 2025

Table of Contents	Financial Statements and Other Information	January 31, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1
PGIM Core Bond Fund	2
PGIM Corporate Bond Fund	75
Notes to Financial Statements	106

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

EUR—Euro

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

Aces—Alternative Credit Enhancements Securities

BABs—Build America Bonds

BARC—Barclays Bank PLC

BOA—Bank of America, N.A.

CDX—Credit Derivative Index

CGM—Citigroup Global Markets, Inc.

CLO—Collateralized Loan Obligation

CMT—Constant Maturity Treasury

COFI—Cost of Funds Index

DAC—Designated Activity Company

ETF—Exchange-Traded Fund

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

GSI—Goldman Sachs International

IO—Interest Only (Principal amount represents notional)

JPM—JPMorgan Chase Bank N.A.

LP—Limited Partnership

MTN—Medium Term Note

N/A—Not Applicable

OTC—Over-the-counter

PJSC—Public Joint-Stock Company

PO—Principal Only

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

REMIC—Real Estate Mortgage Investment Conduit

SOFR—Secured Overnight Financing Rate

STRIPs—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

TBA—To Be Announced

USOIS—United States Overnight Index Swap

PGIM Core Bond Fund

Schedule of Investments (unaudited)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 101.0%

ASSET-BACKED SECURITIES 19.1%

Automobiles 6.1%

AmeriCredit Automobile Receivables Trust,
Series 2021-02, Class C	1.010%	01/19/27	1,291	$1,268,587
Series 2021-03, Class C	1.410	08/18/27	1,400	1,354,925
Series 2023-01, Class C	5.800	12/18/28	2,100	2,141,349
Series 2023-02, Class C	6.000	07/18/29	900	925,700
Avis Budget Rental Car Funding AESOP LLC,
Series 2021-01A, Class A, 144A	1.380	08/20/27	3,500	3,349,108
Series 2021-02A, Class A, 144A	1.660	02/20/28	3,800	3,590,940
Series 2022-01A, Class A, 144A	3.830	08/21/28	4,800	4,694,064
Series 2023-01A, Class A, 144A	5.250	04/20/29	6,600	6,668,770
Series 2023-02A, Class A, 144A	5.200	10/20/27	1,800	1,810,324
Series 2023-08A, Class A, 144A	6.020	02/20/30	2,600	2,695,788
Series 2024-01A, Class A, 144A	5.360	06/20/30	1,900	1,926,817
Series 2024-03A, Class A, 144A	5.230	12/20/30	2,500	2,519,850
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A	6.291	07/26/32	1,608	1,633,127
Series 2023-CAR03, Class B, 144A	6.632	07/26/32	624	633,279
CarMax Auto Owner Trust,
Series 2021-02, Class C	1.340	02/16/27	1,100	1,088,351
Series 2021-04, Class C	1.380	07/15/27	800	775,399
Series 2022-01, Class C	2.200	11/15/27	1,300	1,260,714
Series 2022-01, Class D	2.470	07/17/28	600	582,055
Chesapeake Funding II LLC, Series 2024-01A, Class A1, 144A	5.520	05/15/36	1,203	1,215,588
Ford Credit Auto Owner Trust,
Series 2020-02, Class A, 144A	1.060	04/15/33	1,100	1,073,564
Series 2021-01, Class B, 144A	1.610	10/17/33	630	606,059
Series 2021-02, Class B, 144A	1.910	05/15/34	600	569,982
Series 2023-01, Class A, 144A	4.850	08/15/35	4,200	4,226,946
Series 2023-02, Class A, 144A	5.280	02/15/36	2,800	2,850,425
Ford Credit Floorplan Master Owner Trust, Series 2020-02, Class A	1.060	09/15/27	2,800	2,740,391
Series 2024-03, Class A1, 144A	4.300	09/15/29	7,700	7,626,617
GM Financial Consumer Automobile Receivables Trust,
Series 2023-04, Class B	6.160	04/16/29	1,100	1,134,710
Series 2023-04, Class C	6.410	05/16/29	700	724,797
GM Financial Revolving Receivables Trust,
Series 2021-01, Class B, 144A	1.490	06/12/34	200	189,309
Series 2023-02, Class A, 144A	5.770	08/11/36	500	519,112

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Automobiles (cont’d.)
GM Financial Revolving Receivables Trust, (cont’d.)
Series 2024-01, Class A, 144A	4.980%	12/11/36	2,600	$2,626,793
Series 2024-02, Class A, 144A	4.520	03/11/37	7,000	6,919,131
GMF Floorplan Owner Revolving Trust,
Series 2024-04A, Class A1, 144A	4.730	11/15/29	4,400	4,411,232
Hertz Vehicle Financing III LLC,
Series 2023-01A, Class A, 144A	5.490	06/25/27	1,700	1,710,645
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A	1.680	12/27/27	1,900	1,797,874
Hertz Vehicle Financing LLC,
Series 2022-02A, Class A, 144A	2.330	06/26/28	5,500	5,190,684
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27	1,452	1,445,048
Series 2021-01A, Class B, 144A	1.260	07/14/28	2,700	2,617,644
Series 2023-01A, Class A, 144A	5.410	11/14/29	4,800	4,848,221
Series 2025-01A, Class A, 144A	5.360	04/16/35	8,200	8,320,536
Santander Drive Auto Receivables Trust,
Series 2021-02, Class D	1.350	07/15/27	807	800,004
Series 2022-01, Class C	2.560	04/17/28	295	294,597
Series 2023-01, Class C	5.090	05/15/30	800	803,202
Series 2023-03, Class C	5.770	11/15/30	1,500	1,525,816
Series 2023-04, Class C	6.040	12/15/31	2,500	2,562,089
Series 2023-06, Class B	5.980	04/16/29	1,100	1,121,713
Series 2023-06, Class C	6.400	03/17/31	300	309,522
Series 2024-02, Class C	5.840	06/17/30	1,000	1,020,952
Series 2024-04, Class C	4.950	04/15/30	3,400	3,394,726
Series 2024-05, Class C	4.780	01/15/31	3,000	2,988,287
Series 2025-01, Class C	5.040	03/17/31	6,500	6,522,252
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class B, 144A	5.710	01/22/30	300	305,709
Series 2023-01A, Class C, 144A	5.970	02/20/31	500	511,810
Toyota Auto Loan Extended Note Trust,
Series 2020-01A, Class A, 144A	1.350	05/25/33	1,000	990,192
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A	5.800	04/18/38	3,012	3,036,085
Series 2024-01A, Class A1, 144A	5.490	02/18/39	3,000	3,029,111
World Omni Select Auto Trust,
Series 2021-A, Class C	1.090	11/15/27	600	587,112

				132,087,634

See Notes to Financial Statements.

PGIM Core Bond Fund 3

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations 10.8%
AGL CLO Ltd. (Cayman Islands),
Series 2021-14A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.705%(c)	12/02/34	5,250	$5,259,276
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2019-11A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.820(c)	07/22/37	10,000	10,087,144
Series 2021-17A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.734(c)	07/15/34	6,500	6,500,000
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.462%)	5.755(c)	07/20/34	3,100	3,100,000
Barings CLO Ltd. (Cayman Islands),
Series LP-02A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.655(c)	01/20/34	11,750	11,750,000
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	5.625(c)	07/18/30	319	319,450
Series 2015-09A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.664(c)	07/15/31	3,588	3,593,162
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.728(c)	01/25/35	400	400,261
Series 2017-11A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.708(c)	04/24/34	5,500	5,503,628
Carlyle US CLO Ltd. (Cayman Islands),
Series 2021-05A, Class A1, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	5.675(c)	07/20/34	7,000	7,013,830
CBAM Ltd. (Cayman Islands),
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	5.735(c)	07/20/34	8,500	8,506,050
CIFC Funding Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.663(c)	10/20/37	14,750	14,850,958
Crown Point CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	5.684(c)	01/17/34	5,500	5,505,595
Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.913(c)	04/20/37	10,000	10,080,060
Series 2021-13A, Class A1, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	5.754(c)	07/15/34	3,500	3,500,000

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.643%(c)	10/20/37	14,750	$14,843,211
Generate CLO Ltd. (Cayman Islands),
Series 08A, Class A1R2, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.673(c)	01/20/38	14,750	14,889,151
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.592(c)	04/26/31	349	349,060
ICG US CLO Ltd. (Cayman Islands),
Series 2015-02RA, Class A1, 144A, 3 Month SOFR + 1.632% (Cap N/A, Floor 1.370%)	5.939(c)	01/16/33	1,376	1,375,574
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	5.755(c)	01/20/35	9,000	9,007,342
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	5.744(c)	01/15/31	187	187,350
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-18A, Class ARR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	5.495(c)	10/21/30	7,486	7,488,880
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	5.675(c)	04/21/31	107	106,900
Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.705(c)	07/20/31	266	265,960
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)	5.684(c)	07/15/31	727	728,264
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.472%)	5.826(c)	06/20/34	9,750	9,750,000
Series 2019-20A, Class A1R, 144A, 3 Month SOFR + 1.592% (Cap N/A, Floor 1.330%)	5.892(c)	01/25/32	1,890	1,894,748
Oaktree CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.714(c)	07/15/34	5,000	5,000,000
Ocean Trails CLO (Cayman Islands),
Series 2014-05A, Class ARR, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.280%)	5.831(c)	10/13/31	3,813	3,820,926

See Notes to Financial Statements.

PGIM Core Bond Fund 5

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
OCP CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R2, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	5.552%(c)	01/15/33	3,500	$3,500,000
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.766(c)	06/20/34	6,500	6,509,221
Series 2016-01A, Class AR2, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	5.715(c)	04/20/34	9,750	9,757,973
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.585(c)	04/20/31	530	530,190
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)	6.083(c)	01/20/37	4,750	4,795,833
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)	5.632(c)	01/26/31	359	359,654
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.734(c)	07/15/34	2,200	2,203,062
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1R, 144A, 3 Month SOFR + 1.570% (Cap N/A, Floor 1.570%)	5.863(c)	07/20/37	12,000	12,097,607
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)	6.163(c)	01/20/36	10,500	10,611,862
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	6.502(c)	07/15/34	5,500	5,545,266
Voya CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1AR, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 0.000%)	5.774(c)	10/15/30	140	140,627
Series 2016-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	5.625(c)	01/20/31	274	274,519
Wellfleet CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.502(c)	04/15/33	11,000	11,006,306
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 0.000%)	5.854(c)	04/15/30	8	8,152

				233,017,052

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Consumer Loans 1.1%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1A, 144A	5.610%	02/15/29	6,300	$6,348,653
Series 2024-X02, Class A, 144A	5.220	12/17/29	4,728	4,733,874
GreenSky Home Improvement Trust,
Series 2024-01, Class A2, 144A	5.880	06/25/59	767	774,716
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A	1.750	09/14/35	2,600	2,503,619
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)	5.198(c)	06/16/36	2,800	2,805,679
Series 2022-02A, Class A, 144A	4.890	10/14/34	1,762	1,762,037
Series 2023-02A, Class A1, 144A	5.840	09/15/36	5,300	5,428,113

				24,356,691

Credit Cards 0.1%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7	3.960	10/13/30	2,100	2,050,819

Equipment 0.1%
MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A	2.720	06/15/40	128	128,019
Series 2019-A, Class A5, 144A	3.080	11/12/41	242	241,203
Series 2019-B, Class A5, 144A	2.290	11/12/41	1,200	1,171,254

				1,540,476

Home Equity Loans 0.7%
JPMorgan Mortgage Trust,
Series 2024-HE03, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)	5.573(c)	02/25/55	3,832	3,839,083
RCKT Mortgage Trust,
Series 2024-CES03, Class A1A, 144A	6.591(cc)	05/25/44	860	875,377
Series 2024-CES06, Class A1A, 144A	5.344	09/25/44	4,419	4,400,746
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A	6.875	02/25/63	280	279,801
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63	1,040	1,057,366
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	237	238,273

See Notes to Financial Statements.

PGIM Core Bond Fund 7

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Towd Point Mortgage Trust, (cont’d.)
Series 2024-CES03, Class A1, 144A	6.290%(cc)	05/25/64	2,334	$2,359,562
Series 2024-CES04, Class A1, 144A	5.122	09/25/64	2,787	2,771,829

				15,822,037

Other 0.0%
Home Partners of America Trust,
Series 2021-03, Class A, 144A	2.200	01/17/41	1,070	980,102

Student Loans 0.2%
ELFI Graduate Loan Program LLC,
Series 2020-A, Class A, 144A	1.730	08/25/45	773	682,828
Laurel Road Prime Student Loan Trust,
Series 2019-A, Class A2FX, 144A	2.730	10/25/48	20	19,952
Navient Private Education Refi Loan Trust,
Series 2019-CA, Class A2, 144A	3.130	02/15/68	147	144,206
Series 2020-BA, Class A2, 144A	2.120	01/15/69	358	336,876
Series 2020-DA, Class A, 144A	1.690	05/15/69	264	247,016
Pennsylvania Higher Education Assistance Agency,
Series 2021-01A, Class A, 144A, 30 Day Average SOFR + 0.644% (Cap N/A, Floor 0.530%)	4.995(c)	05/25/70	1,089	1,078,108
SoFi Professional Loan Program LLC,
Series 2017-F, Class A2FX, 144A	2.840	01/25/41	84	82,661
Series 2019-A, Class A2FX, 144A	3.690	06/15/48	223	219,746
Series 2019-C, Class A2FX, 144A	2.370	11/16/48	307	293,073
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A	3.340	08/25/47	62	61,602
Series 2020-A, Class A2FX, 144A	2.540	05/15/46	573	545,219
Series 2020-C, Class AFX, 144A	1.950	02/15/46	317	293,360

				4,004,647

TOTAL ASSET-BACKED SECURITIES (cost $413,446,494)				413,859,458

COMMERCIAL MORTGAGE-BACKED SECURITIES 12.7%
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF01, Class A4, 144A	2.495	05/15/53	5,500	4,927,062
Series 2021-MF02, Class A4, 144A	2.252	06/15/54	8,900	7,589,956

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
BANK,
Series 2019-BN17, Class A3	3.456%	04/15/52	4,116	$3,894,031
Series 2019-BN20, Class A2	2.758	09/15/62	5,504	5,008,856
Series 2019-BN23, Class A2	2.669	12/15/52	2,188	1,956,816
Series 2020-BN25, Class A4	2.399	01/15/63	7,800	6,938,046
Series 2020-BN26, Class A3	2.155	03/15/63	5,000	4,350,442
Series 2020-BN27, Class A4	1.901	04/15/63	4,700	4,046,581
Series 2020-BN29, Class A3	1.742	11/15/53	2,600	2,182,781
Series 2021-BN32, Class A4	2.349	04/15/54	9,000	7,821,205
Series 2021-BN34, Class A4	2.156	06/15/63	7,000	5,884,776
Series 2021-BN38, Class A4	2.275	12/15/64	5,700	4,744,357
BANK5,
Series 2024-5YR12, Class A3	5.902(cc)	12/15/57	8,300	8,576,972
Series 2024-5YR7, Class A3	5.769	06/15/57	6,250	6,423,413
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A	2.937	08/14/36	500	475,242
Series 2018-TALL, Class A, 144A, 1 Month SOFR + 0.919% (Cap N/A, Floor 0.872%)	5.226(c)	03/15/37	6,000	5,774,242
Series 2020-C07, Class A4	1.786	04/15/53	5,700	4,891,922
Series 2021-C10, Class ASB	2.268	07/15/54	5,275	4,789,881
Series 2023-C21, Class A2	6.297(cc)	09/15/56	3,500	3,640,445
Series 2023-C22, Class A2	6.728	11/15/56	5,600	5,878,305
BBCMS Trust,
Series 2025-C32, Class A5	5.720	02/15/63	4,263	4,425,702
Benchmark Mortgage Trust,
Series 2018-B01, Class A4	3.402	01/15/51	406	390,133
Series 2018-B03, Class A4	3.761	04/10/51	1,143	1,106,452
Series 2019-B10, Class A3	3.455	03/15/62	2,475	2,342,469
Series 2020-B17, Class A4	2.042	03/15/53	1,800	1,542,857
Series 2020-B21, Class A4	1.704	12/17/53	2,600	2,184,801
Series 2020-IG03, Class A2, 144A	2.475	09/15/48	5,011	4,994,509
Series 2021-B24, Class A3	2.010	03/15/54	2,600	2,329,687
Series 2021-B31, Class A4	2.420	12/15/54	6,400	5,389,194
Series 2023-B38, Class A2	5.626	04/15/56	6,000	6,015,284
Series 2023-B39, Class A2	6.574(cc)	07/15/56	7,000	7,230,500
Series 2023-V03, Class A3	6.363(cc)	07/15/56	7,000	7,279,924
BMARK,
Series 2023-V04, Class A3	6.841(cc)	11/15/56	7,000	7,391,738
BMO Mortgage Trust,
Series 2023-05C01, Class A3	6.534(cc)	08/15/56	7,200	7,513,740
Series 2023-05C02, Class A3	7.055(cc)	11/15/56	9,000	9,607,576

See Notes to Financial Statements.

PGIM Core Bond Fund 9

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

Cantor Commercial Real Estate Lending,
Series 2019-CF03, Class A3	2.752%	01/15/53	2,900	$2,629,864
CD Mortgage Trust,
Series 2016-CD01, Class A3	2.459	08/10/49	692	668,779
Series 2019-CD08, Class A3	2.657	08/15/57	2,700	2,455,729
CF Mortgage Trust,
Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/25	2,794	2,774,239
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A2	3.585	12/10/54	1,760	1,712,567
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A4	3.762	06/10/48	2,625	2,602,245
Series 2016-C03, Class A3	2.896	11/15/49	703	681,400
Series 2016-P03, Class A3	3.063	04/15/49	7,305	7,193,193
Series 2017-P08, Class A3	3.203	09/15/50	1,700	1,641,074
Series 2019-C07, Class A3	2.860	12/15/72	942	861,377
Series 2019-GC41, Class A4	2.620	08/10/56	3,000	2,706,386
Commercial Mortgage Trust,
Series 2015-DC01, Class A5	3.350	02/10/48	414	413,484
Series 2016-COR01, Class A3	2.826	10/10/49	792	762,282
CSAIL Commercial Mortgage Trust,
Series 2017-C08, Class A3	3.127	06/15/50	1,084	1,037,853
Series 2021-C20, Class A2	2.486	03/15/54	5,442	4,789,029
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4	2.632	08/10/49	461	448,439
Series 2020-C09, Class A4	1.644	08/15/53	5,800	4,997,689
Fannie Mae-Aces,
Series 2019-M21, Class 3A1	2.100	06/25/34	718	702,075
FHLMC Multifamily Structured Pass-Through Certificates,
Series KW08, Class A2	3.600	01/25/29	4,500	4,321,355
GS Mortgage Securities Trust,
Series 2015-GC30, Class A3	3.119	05/10/50	232	230,938
Series 2015-GC34, Class A3	3.244	10/10/48	3,918	3,886,503
Series 2021-GSA03, Class A4	2.369	12/15/54	7,000	5,886,710
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP05, Class A4	3.457	03/15/50	102	101,413
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4	3.414	03/15/50	936	909,235
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559	08/15/49	613	600,552
Series 2016-JP03, Class A4	2.627	08/15/49	2,109	2,045,258

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A3, 144A	3.289%	07/12/50	1,188	$1,143,667
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class A3	3.451	07/15/50	3,557	3,541,868
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3	2.791	11/15/49	900	873,127
Series 2016-UB11, Class A3	2.531	08/15/49	1,807	1,755,058
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4	3.212	11/15/50	1,800	1,730,365
Series 2018-C09, Class A3	3.854	03/15/51	657	635,595
Series 2018-C14, Class A3	4.180	12/15/51	1,034	1,007,386
Series 2019-C18, Class A3	2.782	12/15/52	4,400	3,975,416
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS04, Class A4	3.718	12/15/48	1,895	1,876,023
Series 2016-BNK01, Class A2	2.399	08/15/49	1,193	1,152,625
Series 2016-C35, Class A3	2.674	07/15/48	1,519	1,480,516
Series 2016-NXS06, Class A3	2.642	11/15/49	1,500	1,465,680
Series 2017-C38, Class A4	3.190	07/15/50	891	861,196
Series 2017-RB01, Class A4	3.374	03/15/50	1,012	979,333
Series 2018-C46, Class A3	3.888	08/15/51	2,000	1,921,886
Series 2019-C49, Class A3	3.749	03/15/52	3,000	2,965,244
Series 2019-C50, Class A4	3.466	05/15/52	2,448	2,330,936
Series 2019-C52, Class A3	2.631	08/15/52	148	145,360
Series 2020-C57, Class A3	1.864	08/15/53	5,300	4,547,330
Series 2021-C59, Class A3	1.958	04/15/54	5,921	5,170,541
Series 2024-5C1, Class A3	5.928	07/15/57	9,900	10,210,225

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $294,357,306)				276,368,942

CORPORATE BONDS 30.2%

Aerospace & Defense 0.7%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	3.400	04/15/30	335	309,704
Sr. Unsec’d. Notes, 144A	5.125	03/26/29	2,570	2,578,890
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	4,130	4,023,258
Sr. Unsec’d. Notes	3.375	06/15/46	3,557	2,340,229
Sr. Unsec’d. Notes	3.550	03/01/38	495	377,871
Sr. Unsec’d. Notes(a)	3.600	05/01/34	1,160	980,855
Sr. Unsec’d. Notes	3.850	11/01/48	455	315,088

See Notes to Financial Statements.

PGIM Core Bond Fund 11

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)
Boeing Co. (The), (cont’d.)
Sr. Unsec’d. Notes	3.900%	05/01/49	1,405	$987,859
Sr. Unsec’d. Notes	5.705	05/01/40	190	182,610
Sr. Unsec’d. Notes	5.930	05/01/60	1,950	1,818,448
HEICO Corp.,
Gtd. Notes	5.250	08/01/28	725	734,055
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes	3.832	04/27/25	30	29,945

				14,678,812

Agriculture 1.1%
Altria Group, Inc.,
Gtd. Notes	3.400	05/06/30	630	579,010
BAT Capital Corp. (United Kingdom),
Gtd. Notes(a)	2.259	03/25/28	1,910	1,764,166
Gtd. Notes(a)	2.726	03/25/31	2,180	1,893,170
Gtd. Notes	3.557	08/15/27	120	116,436
Gtd. Notes	4.390	08/15/37	5,500	4,756,902
Gtd. Notes	6.343	08/02/30	710	750,224
BAT International Finance PLC (United Kingdom),
Gtd. Notes	5.931	02/02/29	1,295	1,334,697
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	5.125	02/15/30	5,711	5,756,595
Sr. Unsec’d. Notes	5.500	09/07/30	5,785	5,933,592

				22,884,792

Airlines 0.0%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates	3.375	11/01/28	55	53,310
Delta Air Lines 2020-1 Class AA Pass-Through Trust,
Pass-Through Certificates	2.000	12/10/29	504	471,399
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates	2.875	04/07/30	258	241,699
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates	2.700	11/01/33	352	311,525

				1,077,933

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers 1.3%

Ford Motor Co.,
Sr. Unsec’d. Notes	4.750%	01/15/43	205	$161,574
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	4.000	11/13/30	2,650	2,399,117
Sr. Unsec’d. Notes	4.271	01/09/27	3,200	3,141,654
Sr. Unsec’d. Notes	5.875	11/07/29	3,305	3,308,937
General Motors Co.,
Sr. Unsec’d. Notes	5.200	04/01/45	950	817,058
General Motors Financial Co., Inc.,
Gtd. Notes	3.850	01/05/28	490	475,163
Sr. Unsec’d. Notes	2.400	10/15/28	1,385	1,259,779
Sr. Unsec’d. Notes	2.700	08/20/27	375	355,207
Sr. Unsec’d. Notes	5.800	06/23/28	2,705	2,764,101
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A, MTN	2.000	06/15/28	2,550	2,309,429
Sr. Unsec’d. Notes, 144A, MTN(a)	5.300	01/08/30	4,560	4,571,188
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN(a)	4.800	01/05/34	1,376	1,338,043
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	4.950	08/15/29	2,370	2,325,799
Gtd. Notes, 144A	5.250	03/22/29	2,840	2,822,229

				28,049,278

Auto Parts & Equipment 0.3%
Aptiv Swiss Holdings Ltd.,
Gtd. Notes	4.650	09/13/29	6,095	5,937,144

Banks 8.6%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes	5.538(ff)	03/14/30	1,000	1,007,566
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	12,960	11,224,364
Sr. Unsec’d. Notes	5.288(ff)	04/25/34	1,530	1,523,138
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	1,595	1,547,611
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	2,705	2,394,666
Sr. Unsec’d. Notes, MTN	2.972(ff)	02/04/33	1,555	1,343,419
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	1,720	1,688,846
Sr. Unsec’d. Notes, MTN	3.974(ff)	02/07/30	3,380	3,252,617
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	320	312,773

See Notes to Financial Statements.

PGIM Core Bond Fund 13

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes, Series N	1.658%(ff)	03/11/27	105	$101,512
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	4,500	3,901,010
Sub. Notes, MTN	4.450	03/03/26	1,500	1,495,769
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.650	03/16/25	200	199,705
Sr. Unsec’d. Notes	4.837(ff)	09/10/28	400	398,165
Sr. Unsec’d. Notes	4.942(ff)	09/10/30	1,230	1,209,284
Sr. Unsec’d. Notes	6.496(ff)	09/13/27	4,370	4,471,667
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	1.323(ff)	01/13/27	3,075	2,976,075
Sr. Non-Preferred Notes, 144A(a)	1.675(ff)	06/30/27	1,425	1,362,582
Sr. Non-Preferred Notes, 144A	1.904(ff)	09/30/28	1,385	1,276,617
Sr. Non-Preferred Notes, 144A	2.219(ff)	06/09/26	395	391,182
Sr. Non-Preferred Notes, 144A, MTN	3.052(ff)	01/13/31	1,080	971,257
Sr. Preferred Notes, 144A	5.176(ff)	01/09/30	465	466,092
BPCE SA (France),
Sr. Preferred Notes, 144A, MTN	3.250	01/11/28	625	593,437
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	5.875	04/30/29	2,000	2,036,226
Citigroup, Inc.,
Sr. Unsec’d. Notes	1.122(ff)	01/28/27	8,090	7,805,019
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	1,415	1,207,972
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	1,510	1,343,186
Sr. Unsec’d. Notes	3.400	05/01/26	350	344,702
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	490	475,805
Sr. Unsec’d. Notes(a)	3.887(ff)	01/10/28	670	658,895
Sr. Unsec’d. Notes	4.650	07/23/48	440	380,015
Sr. Unsec’d. Notes	5.449(ff)	06/11/35	6,900	6,875,833
Sub. Notes	4.400	06/10/25	4,000	3,992,080
Sub. Notes	4.450	09/29/27	840	830,673
Sub. Notes	4.600	03/09/26	945	944,214
Sub. Notes	5.827(ff)	02/13/35	865	859,086
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A, MTN	1.907(ff)	06/16/26	1,045	1,033,658
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A	4.613(ff)	10/02/30	2,255	2,196,197
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	2.129(ff)	11/24/26	1,530	1,495,611
Sr. Non-Preferred Notes	5.373(ff)	01/10/29	525	526,558

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Fifth Third Bancorp,
Sr. Unsec’d. Notes	6.339%(ff)	07/27/29	1,310	$1,362,415
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.431(ff)	03/09/27	3,075	2,963,349
Sr. Unsec’d. Notes	1.542(ff)	09/10/27	3,405	3,232,001
Sr. Unsec’d. Notes	3.500	04/01/25	1,230	1,227,854
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	1,585	1,531,404
Sr. Unsec’d. Notes	3.850	01/26/27	475	467,346
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	125	122,200
Sr. Unsec’d. Notes	6.484(ff)	10/24/29	6,760	7,096,450
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	5.709(ff)	02/02/35	1,535	1,534,924
Sr. Unsec’d. Notes	6.208(ff)	08/21/29	630	652,251
Intesa Sanpaolo SpA (Italy),
Sr. Preferred Notes, Series XR, 144A, MTN	4.000	09/23/29	1,790	1,692,559
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	3,920	3,917,346
Sr. Unsec’d. Notes	1.040(ff)	02/04/27	4,160	4,010,830
Sr. Unsec’d. Notes	1.578(ff)	04/22/27	215	206,987
Sr. Unsec’d. Notes(a)	2.580(ff)	04/22/32	2,565	2,219,643
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	7,000	6,336,948
Sr. Unsec’d. Notes	2.947(ff)	02/24/28	215	207,285
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	355	278,507
Sr. Unsec’d. Notes	4.323(ff)	04/26/28	165	163,304
Sr. Unsec’d. Notes	5.140(ff)	01/24/31	5,605	5,629,765
Sub. Notes	2.956(ff)	05/13/31	1,855	1,668,109
KeyCorp,
Sr. Unsec’d. Notes(a)	6.401(ff)	03/06/35	3,120	3,266,865
Morgan Stanley,
Sr. Unsec’d. Notes	1.593(ff)	05/04/27	5,600	5,384,739
Sr. Unsec’d. Notes	5.449(ff)	07/20/29	1,930	1,959,349
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	6,460	5,394,092
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	760	736,408
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	470	467,286
Sr. Unsec’d. Notes, GMTN	4.000	07/23/25	455	453,731
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	1,200	1,173,658
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	4,245	3,501,117
Sr. Unsec’d. Notes, MTN	3.591(cc)	07/22/28	310	300,008
Sr. Unsec’d. Notes, MTN	5.831(ff)	04/19/35	505	517,407
Sub. Notes, GMTN	4.350	09/08/26	3,800	3,774,010

See Notes to Financial Statements.

PGIM Core Bond Fund 15

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes	1.642%(ff)	06/14/27	1,830	$1,752,157
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.582(ff)	06/12/29	2,655	2,709,477
Societe Generale SA (France),
Gtd. Notes, 144A	2.797(ff)	01/19/28	1,625	1,549,547
Sr. Non-Preferred Notes, 144A	1.488(ff)	12/14/26	3,800	3,684,888
Sr. Non-Preferred Notes, 144A, MTN	1.792(ff)	06/09/27	1,020	974,185
Truist Bank,
Sub. Notes	2.250	03/11/30	2,840	2,463,082
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34	330	336,650
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	2.193(ff)	06/05/26	555	550,013
Sr. Unsec’d. Notes, 144A	3.126(ff)	08/13/30	1,180	1,082,853
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29	870	841,725
Sr. Unsec’d. Notes, 144A	4.282	01/09/28	350	343,232
Wells Fargo & Co.,
Sr. Unsec’d. Notes	5.244(ff)	01/24/31	4,235	4,257,319
Sr. Unsec’d. Notes	5.389(ff)	04/24/34	4,350	4,319,518
Sr. Unsec’d. Notes	6.491(ff)	10/23/34	1,245	1,328,075
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	2,740	2,428,901
Sr. Unsec’d. Notes, MTN	5.013(ff)	04/04/51	2,300	2,073,343
Sr. Unsec’d. Notes, MTN	5.574(ff)	07/25/29	5,045	5,136,734

				186,396,930

Beverages 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700	02/01/36	180	169,409
Gtd. Notes(h)	4.900	02/01/46	1,551	1,388,613
Constellation Brands, Inc.,
Gtd. Notes	4.650	11/15/28	450	445,472
Sr. Unsec’d. Notes	2.250	08/01/31	1,030	857,733
Diageo Capital PLC (United Kingdom),
Gtd. Notes	2.125	04/29/32	1,665	1,365,294

				4,226,521

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Biotechnology 0.2%

Amgen, Inc.,
Sr. Unsec’d. Notes	5.150%	11/15/41	910	$848,358
Sr. Unsec’d. Notes(a)	5.250	03/02/33	2,545	2,538,549

				3,386,907

Building Materials 0.3%
CRH SMW Finance DAC,
Gtd. Notes(a)	5.125	01/09/30	2,650	2,656,946
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes(a)	5.150	12/01/34	2,510	2,461,435
Sr. Unsec’d. Notes, Series CB	2.500	03/15/30	885	786,145

				5,904,526

Chemicals 0.4%
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes	4.725	11/15/28	2,990	2,985,628
Sr. Unsec’d. Notes	5.419	11/15/48	270	269,448
FMC Corp.,
Sr. Unsec’d. Notes	4.500	10/01/49	1,885	1,437,433
LYB International Finance III LLC,
Gtd. Notes	4.200	05/01/50	1,070	797,863
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	5.250	01/15/45	248	229,667
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A	6.750	05/02/34	1,858	1,890,515
Sasol Financing USA LLC (South Africa),
Gtd. Notes	6.500	09/27/28	400	384,196

				7,994,750

Commercial Services 0.2%
Experian Finance PLC,
Gtd. Notes, 144A(a)	2.750	03/08/30	1,735	1,561,276
Global Payments, Inc.,
Sr. Unsec’d. Notes	2.650	02/15/25	575	574,329
Massachusetts Institute of Technology,
Unsec’d. Notes	3.885	07/01/2116	700	489,030

See Notes to Financial Statements.

PGIM Core Bond Fund 17

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

President & Fellows of Harvard College,
Unsec’d. Notes	3.300%	07/15/56	160	$109,921
Trustees of Boston College,
Unsec’d. Notes	3.129	07/01/52	637	433,323
University of Notre Dame du Lac,
Unsec’d. Notes, Series 2017	3.394	02/15/48	365	270,692
Verisk Analytics, Inc.,
Sr. Unsec’d. Notes(a)	4.125	03/15/29	1,185	1,149,683

				4,588,254

Computers 0.3%
Accenture Capital, Inc.,
Gtd. Notes	4.500	10/04/34	2,095	1,994,027
Booz Allen Hamilton, Inc.,
Gtd. Notes	5.950	08/04/33	2,320	2,357,352
NetApp, Inc.,
Sr. Unsec’d. Notes	1.875	06/22/25	1,470	1,451,943

				5,803,322

Diversified Financial Services 0.6%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	7.200	12/12/28	1,155	1,210,938
Cboe Global Markets, Inc.,
Sr. Unsec’d. Notes	1.625	12/15/30	2,900	2,421,369
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes	1.650	03/11/31	2,970	2,448,005
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	2.625	10/15/31	95	80,432
Sr. Unsec’d. Notes	5.875	07/21/28	1,210	1,240,298
LPL Holdings, Inc.,
Gtd. Notes	5.700	05/20/27	1,295	1,313,203
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes	2.608	07/14/31	565	478,947
Sr. Unsec’d. Notes	6.070	07/12/28	3,905	4,018,269

				13,211,461

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric 2.1%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), Sr. Unsec’d. Notes, 144A, MTN	2.000%	04/29/28	515	$470,581
AEP Transmission Co. LLC, Sr. Unsec’d. Notes	4.250	09/15/48	830	659,553
Alabama Power Co., Sr. Unsec’d. Notes	2.800	04/01/25	75	74,751
Alfa Desarrollo SpA (Chile), Sr. Sec’d. Notes, 144A	4.550	09/27/51	654	481,734
Ameren Illinois Co., First Mortgage	3.700	12/01/47	625	471,110
Arizona Public Service Co., Sr. Unsec’d. Notes	2.200	12/15/31	2,875	2,374,561
Sr. Unsec’d. Notes	3.350	05/15/50	485	323,909
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage, Series Z	2.400	09/01/26	190	183,660
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	3.700	09/01/49	495	348,849
Cleco Corporate Holdings LLC, Sr. Unsec’d. Notes	3.375	09/15/29	305	275,043
Comision Federal de Electricidad (Mexico), Gtd. Notes, 144A	4.688	05/15/29	1,600	1,503,280
Commonwealth Edison Co., First Mortgage	3.700	03/01/45	40	30,443
First Mortgage	4.000	03/01/48	115	89,060
First Mortgage, Series 123	3.750	08/15/47	775	577,023
First Mortgage, Series 130	3.125	03/15/51	95	61,358
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Series 2017	3.875	06/15/47	805	611,102
Sr. Unsec’d. Notes, Series C	4.300	12/01/56	40	31,107
Delmarva Power & Light Co., First Mortgage	4.150	05/15/45	60	48,293
Dominion Energy, Inc., Sr. Unsec’d. Notes, Series D	2.850	08/15/26	55	53,464
DTE Electric Co., General Ref. Mortgage, Series A	4.050	05/15/48	370	295,510
DTE Energy Co., Sr. Unsec’d. Notes	2.850	10/01/26	350	339,465
Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26	145	140,673

See Notes to Financial Statements.

PGIM Core Bond Fund 19

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Duke Energy Corp., (cont’d.)
Sr. Unsec’d. Notes	3.950%	08/15/47	185	$137,810
Duke Energy Florida LLC,
First Mortgage	3.400	10/01/46	185	131,476
First Mortgage	4.200	07/15/48	205	163,927
Duke Energy Progress LLC,
First Mortgage	2.500	08/15/50	1,860	1,067,747
First Mortgage	3.700	10/15/46	75	55,986
Enel Finance International NV (Italy),
Gtd. Notes, 144A	3.500	04/06/28	475	454,055
Entergy Arkansas LLC,
First Mortgage	2.650	06/15/51	2,220	1,303,990
Entergy Louisiana LLC,
Collateral Trust	4.000	03/15/33	170	155,850
Entergy Texas, Inc.,
First Mortgage	4.500	03/30/39	1,000	885,037
Eversource Energy,
Sr. Unsec’d. Notes, Series M	3.300	01/15/28	335	320,460
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A	3.600	06/01/29	1,435	1,356,040
Sr. Unsec’d. Notes, 144A	5.200	04/01/28	865	870,548
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes	3.055	10/04/26	217	210,712
Georgia Power Co.,
Sr. Unsec’d. Notes, Series B(a)	2.650	09/15/29	1,005	913,348
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes	4.250	05/01/30	240	227,508
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	235	224,589
MidAmerican Energy Co.,
First Mortgage	3.950	08/01/47	225	175,086
First Mortgage	4.250	07/15/49	350	282,844
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A	3.395	04/09/30	915	846,210
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	4.900	02/28/28	3,870	3,878,080
Gtd. Notes	5.749	09/01/25	2,275	2,287,583
Gtd. Notes	6.051	03/01/25	785	785,742
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A	2.000	12/02/25	280	273,239

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
NRG Energy, Inc., (cont’d.)
Sr. Sec’d. Notes, 144A	2.450%	12/02/27	1,215	$1,130,678
NSTAR Electric Co.,
Sr. Unsec’d. Notes	5.400	06/01/34	1,130	1,134,885
Ohio Power Co.,
Sr. Unsec’d. Notes	4.150	04/01/48	250	192,874
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes	2.950	04/01/25	60	59,832
Pacific Gas & Electric Co.,
First Mortgage	4.500	07/01/40	3,000	2,480,298
First Mortgage	4.950	07/01/50	1,460	1,200,406
PacifiCorp,
First Mortgage	2.700	09/15/30	890	783,376
PECO Energy Co.,
First Mortgage	3.000	09/15/49	180	117,029
First Mortgage	3.050	03/15/51	1,540	986,943
First Ref. Mortgage	4.800	10/15/43	120	105,984
PPL Electric Utilities Corp.,
First Mortgage	3.000	10/01/49	235	152,783
Public Service Co. of Colorado,
First Mortgage	4.100	06/15/48	235	181,487
First Mortgage, Series 34	3.200	03/01/50	720	470,751
Public Service Electric & Gas Co.,
First Mortgage, MTN	2.250	09/15/26	370	357,245
First Mortgage, MTN	2.700	05/01/50	390	236,885
First Mortgage, MTN	3.200	05/15/29	1,265	1,189,088
First Mortgage, MTN	3.600	12/01/47	95	69,819
First Mortgage, MTN	3.700	05/01/28	590	572,287
Sec’d. Notes, MTN	4.650	03/15/33	2,105	2,038,788
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes	1.600	08/15/30	1,155	963,823
San Diego Gas & Electric Co.,
First Mortgage	4.150	05/15/48	420	329,578
Southern California Edison Co.,
First Mortgage	3.650	02/01/50	290	198,665
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series K	2.750	10/01/26	675	652,217
Southwestern Public Service Co.,
First Mortgage	3.700	08/15/47	355	256,513

See Notes to Financial Statements.

PGIM Core Bond Fund 21

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
SP PowerAssets Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A, MTN(a)	3.000%	09/26/27	465	$448,451
Tucson Electric Power Co.,
Sr. Unsec’d. Notes	4.000	06/15/50	1,315	1,002,315
Union Electric Co.,
Sr. Sec’d. Notes	3.650	04/15/45	50	37,745
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A	3.500	03/15/27	185	180,747
Sr. Unsec’d. Notes, Series A	3.800	04/01/28	290	281,839
Wisconsin Power & Light Co.,
Sr. Unsec’d. Notes	3.050	10/15/27	535	512,847
Xcel Energy, Inc.,
Sr. Unsec’d. Notes	3.350	12/01/26	510	496,748

				45,275,322

Engineering & Construction 0.2%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28	1,018	953,163
Sr. Sec’d. Notes, 144A	4.250	10/31/26	1,972	1,923,903
Sr. Sec’d. Notes, 144A	5.500	07/31/47	1,800	1,431,270

				4,308,336

Entertainment 0.1%
Warnermedia Holdings, Inc.,
Gtd. Notes	5.050	03/15/42	3,095	2,490,746
Gtd. Notes	5.141	03/15/52	925	689,998

				3,180,744

Foods 0.3%
Ahold Finance USA LLC (Netherlands),
Gtd. Notes	6.875	05/01/29	280	301,276
Campbell Soup Co.,
Sr. Unsec’d. Notes	2.375	04/24/30	2,175	1,911,325
Cencosud SA (Chile),
Gtd. Notes, 144A	4.375	07/17/27	1,320	1,291,950

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Foods (cont’d.)
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes	5.750%	04/01/33	1,900	$1,900,688
Kroger Co. (The),
Sr. Unsec’d. Notes	3.875	10/15/46	65	48,757

				5,453,996

Forest Products & Paper 0.0%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes	3.875	11/02/27	651	627,824
Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A	3.600	03/01/25	220	219,782

				847,606

Gas 0.1%
Atmos Energy Corp.,
Sr. Unsec’d. Notes	3.375	09/15/49	1,200	828,168
NiSource, Inc.,
Sr. Unsec’d. Notes(a)	1.700	02/15/31	785	646,241
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes	3.500	06/01/29	440	415,859

				1,890,268

Healthcare-Services 1.5%
Aetna, Inc.,
Sr. Unsec’d. Notes	4.500	05/15/42	1,000	812,948
Sr. Unsec’d. Notes	6.750	12/15/37	170	179,300
AHS Hospital Corp.,
Unsec’d. Notes	5.024	07/01/45	200	187,333
Ascension Health,
Sr. Unsec’d. Notes, Series B	3.106	11/15/39	265	203,188
Cigna Group (The),
Gtd. Notes	3.400	03/01/27	325	316,558
Gtd. Notes	4.375	10/15/28	1,950	1,916,169
Gtd. Notes	4.500	02/25/26	457	456,354
Sr. Unsec’d. Notes	2.375	03/15/31	3,336	2,847,950
Sr. Unsec’d. Notes	2.400	03/15/30	1,681	1,479,269

See Notes to Financial Statements.

PGIM Core Bond Fund 23

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
CommonSpirit Health,
Sr. Sec’d. Notes	5.318%	12/01/34	4,510	$4,468,220
Kaiser Foundation Hospitals,
Unsec’d. Notes, Series 2021	2.810	06/01/41	2,410	1,707,042
Laboratory Corp. of America Holdings,
Gtd. Notes	2.950	12/01/29	595	541,582
Gtd. Notes	4.800	10/01/34	4,810	4,560,797
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes, Series 2015	4.200	07/01/55	75	60,802
Mount Sinai Hospital (The),
Sec’d. Notes, Series 2019	3.737	07/01/49	1,795	1,173,482
MyMichigan Health,
Sec’d. Notes, Series 2020	3.409	06/01/50	740	512,513
OhioHealth Corp.,
Unsec’d. Notes, Series 2020	3.042	11/15/50	795	529,854
Piedmont Healthcare, Inc.,
Sec’d. Notes, Series 2032(a)	2.044	01/01/32	2,670	2,189,457
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29	420	378,128
Unsec’d. Notes, Series H	2.746	10/01/26	40	38,726
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes	2.950	06/30/30	1,910	1,723,658
Sr. Unsec’d. Notes	3.500	03/30/25	190	189,561
Stanford Health Care,
Unsec’d. Notes, Series 2018	3.795	11/15/48	450	345,830
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.050	05/15/41	1,150	830,383
Sr. Unsec’d. Notes	3.750	07/15/25	90	89,705
Sr. Unsec’d. Notes(h)	4.750	05/15/52	1,900	1,625,146
Sr. Unsec’d. Notes(h)	5.050	04/15/53	2,140	1,912,166
Sr. Unsec’d. Notes	5.500	04/15/64	865	806,008
Sr. Unsec’d. Notes(h)	5.750	07/15/64	1,495	1,451,087

				33,533,216

Insurance 0.9%
Arch Capital Finance LLC,
Gtd. Notes	5.031	12/15/46	95	84,020
Arch Capital Group US, Inc.,
Gtd. Notes	5.144	11/01/43	100	91,461

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)
Arthur J Gallagher & Co.,
Sr. Unsec’d. Notes	5.000%	02/15/32	1,680	$1,650,698
Berkshire Hathaway Finance Corp.,
Gtd. Notes	2.850	10/15/50	1,175	732,002
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	6.000	12/07/33	5,900	6,057,906
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60	185	123,402
Gtd. Notes, 144A	3.951	10/15/50	450	323,173
Lincoln National Corp.,
Sr. Unsec’d. Notes	6.300	10/09/37	115	119,110
Markel Group, Inc.,
Sr. Unsec’d. Notes	3.350	09/17/29	1,625	1,513,011
Sr. Unsec’d. Notes	5.000	04/05/46	217	188,877
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes	4.650	03/15/30	6,335	6,253,530
Principal Financial Group, Inc.,
Gtd. Notes	3.100	11/15/26	105	102,149
Gtd. Notes	4.300	11/15/46	140	115,939
Gtd. Notes	4.350	05/15/43	20	16,926
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	3.300	05/15/50	930	622,146
Sub. Notes, 144A	4.900	09/15/44	120	106,960
Unum Group,
Sr. Unsec’d. Notes	6.000	06/15/54	505	498,365
W.R. Berkley Corp.,
Sr. Unsec’d. Notes	4.000	05/12/50	545	411,010

				19,010,685

Iron/Steel 0.2%
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes(a)	3.450	04/15/30	5,710	5,298,915

Lodging 0.2%
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes	5.250	06/30/29	1,460	1,464,617
Sr. Unsec’d. Notes	5.750	01/30/27	730	742,016
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes	3.500	08/18/26	1,230	1,200,238

See Notes to Financial Statements.

PGIM Core Bond Fund 25

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Lodging (cont’d.)
Marriott International, Inc.,
Sr. Unsec’d. Notes	4.900%	04/15/29	510	$509,604
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	250	244,875

				4,161,350

Media 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.300	02/01/32	445	352,440
Sr. Sec’d. Notes	3.900	06/01/52	370	237,574
Sr. Sec’d. Notes	5.050	03/30/29	2,160	2,121,210
Sr. Sec’d. Notes	5.375	05/01/47	530	434,448
Sr. Sec’d. Notes	6.384	10/23/35	2,480	2,482,333
Sr. Sec’d. Notes	6.484	10/23/45	275	261,084
Comcast Corp.,
Gtd. Notes	4.250	10/15/30	275	265,790
Cox Communications, Inc.,
Gtd. Notes, 144A	5.450	09/01/34	2,750	2,643,142
Sr. Unsec’d. Notes, 144A	2.600	06/15/31	3,535	2,980,425
Sr. Unsec’d. Notes, 144A	3.500	08/15/27	2,000	1,935,227
Time Warner Cable LLC,
Sr. Sec’d. Notes	5.500	09/01/41	150	129,603

				13,843,276

Mining 0.7%
Barrick North America Finance LLC (Canada),
Gtd. Notes	5.750	05/01/43	190	187,636
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes	5.250	09/08/33	4,245	4,255,115
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN	4.763	04/14/27	225	223,242
Newmont Corp.,
Gtd. Notes	2.250	10/01/30	510	444,002
Gtd. Notes	2.800	10/01/29	1,270	1,162,671

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining (cont’d.)
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes(a)	5.350%	03/15/34	6,205	$6,206,892
Yamana Gold, Inc. (Canada),
Gtd. Notes	2.630	08/15/31	3,120	2,621,944

				15,101,502

Miscellaneous Manufacturing 0.1%
Teledyne Technologies, Inc.,
Gtd. Notes	2.750	04/01/31	3,510	3,077,187

Multi-National 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	5.000	01/24/29	1,535	1,543,934

Office/Business Equipment 0.2%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	3,145	3,024,706
Gtd. Notes	5.100	03/01/30	765	758,366

				3,783,072

Oil & Gas 1.5%
Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100	07/15/31	770	667,004
Sr. Unsec’d. Notes, 144A	3.750	01/15/30	3,695	3,447,689
BP Capital Markets PLC,
Gtd. Notes	4.375(ff)	06/22/25(oo)	501	498,495
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	6.250	03/15/38	175	178,229
Sr. Unsec’d. Notes, 144A	5.000	12/15/29	1,955	1,928,164
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	3.750	02/15/52	1,685	1,155,064
Sr. Unsec’d. Notes	5.400	06/15/47	229	204,663
Sr. Unsec’d. Notes	6.750	11/15/39	45	48,627
Continental Resources, Inc.,
Gtd. Notes, 144A	2.268	11/15/26	330	314,442
Diamondback Energy, Inc.,
Gtd. Notes	6.250	03/15/33	6,065	6,323,051

See Notes to Financial Statements.

PGIM Core Bond Fund 27

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	8.625%	01/19/29	2,105	$2,229,174
Equinor ASA (Norway),
Gtd. Notes	2.375	05/22/30	1,110	984,820
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A	4.750	04/03/26	510	509,643
Sr. Unsec’d. Notes, 144A	4.875	04/03/28	530	529,799
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes	3.800	04/01/28	380	368,425
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	7.500	05/01/31	100	109,562
Sr. Unsec’d. Notes	7.875	09/15/31	250	277,276
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.950	01/28/31	398	333,265
Gtd. Notes	6.490	01/23/27	1,048	1,012,630
Gtd. Notes	6.500	03/13/27	1,020	984,198
Gtd. Notes, MTN	6.875	08/04/26	870	855,993
Phillips 66 Co.,
Gtd. Notes	3.150	12/15/29	5,000	4,611,701
Gtd. Notes	3.550	10/01/26	310	304,692
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A	1.375	09/12/26	500	473,205
Sr. Unsec’d. Notes, 144A	2.250	07/12/31	1,090	918,663
Raizen Fuels Finance SA (Brazil),
Gtd. Notes, 144A	6.450	03/05/34	1,800	1,772,341
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A	6.875	09/19/33	1,010	1,070,033

				32,110,848

Oil & Gas Services 0.0%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A	3.900	05/17/28	487	474,332

Packaging & Containers 0.4%
Berry Global, Inc.,
Sr. Sec’d. Notes	1.570	01/15/26	4,740	4,593,091

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)

Graphic Packaging International LLC, Sr. Sec’d. Notes, 144A	1.512%	04/15/26	3,070	$2,936,663
Smurfit Westrock Financing DAC (Ireland), Gtd. Notes, 144A	5.418	01/15/35	1,200	1,201,100

				8,730,854

Pharmaceuticals 0.7%

AbbVie, Inc.,
Sr. Unsec’d. Notes	3.800	03/15/25	105	104,894
Sr. Unsec’d. Notes	4.050	11/21/39	285	244,594
Sr. Unsec’d. Notes	4.550	03/15/35	360	340,719
Sr. Unsec’d. Notes	4.700	05/14/45	1,170	1,040,431
Sr. Unsec’d. Notes	4.750	03/15/45	1,008	903,232
Cencora, Inc., Sr. Unsec’d. Notes	3.250	03/01/25	55	54,906
CVS Health Corp., Sr. Unsec’d. Notes	1.750	08/21/30	3,215	2,658,614
Sr. Unsec’d. Notes	5.125	07/20/45	465	397,727
Sr. Unsec’d. Notes	5.300	12/05/43	155	136,943
Eli Lilly & Co., Sr. Unsec’d. Notes(h)	5.000	02/09/54	1,455	1,332,266
Johnson & Johnson, Sr. Unsec’d. Notes(h)	3.625	03/03/37	3,205	2,782,040
Mylan, Inc., Gtd. Notes	5.200	04/15/48	625	516,706
Gtd. Notes	5.400	11/29/43	860	758,386
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200	09/23/26	28	27,412
Utah Acquisition Sub, Inc., Gtd. Notes	3.950	06/15/26	1,887	1,860,199
Gtd. Notes	5.250	06/15/46	730	612,530
Viatris, Inc., Gtd. Notes	3.850	06/22/40	920	689,553

				14,461,152

Pipelines 1.9%

Boardwalk Pipelines LP, Gtd. Notes	3.400	02/15/31	1,300	1,163,324

See Notes to Financial Statements.

PGIM Core Bond Fund 29

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Colonial Enterprises, Inc., Gtd. Notes, 144A	3.250%	05/15/30	1,730	$1,569,830
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., Gtd. Notes, 144A	4.150	08/15/26	555	548,524
Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	5.927	08/15/30	935	964,798
EIG Pearl Holdings Sarl (Saudi Arabia), Sr. Sec’d. Notes, 144A	3.545	08/31/36	1,674	1,451,149
Energy Transfer LP, Sr. Unsec’d. Notes	4.950	06/15/28	430	430,083
Sr. Unsec’d. Notes	5.000	05/15/50	565	478,105
Sr. Unsec’d. Notes	5.400	10/01/47	1,800	1,612,096
Sr. Unsec’d. Notes	6.250	04/15/49	910	909,047
Sr. Unsec’d. Notes	6.400	12/01/30	520	548,921
Sr. Unsec’d. Notes	6.550	12/01/33	2,285	2,426,969
Enterprise Products Operating LLC, Gtd. Notes	3.700	01/31/51	445	319,908
Gtd. Notes	4.200	01/31/50	555	436,610
Greensaif Pipelines Bidco Sarl (Saudi Arabia), Sr. Sec’d. Notes, 144A	6.129	02/23/38	560	565,950
Sr. Sec’d. Notes, 144A	6.510	02/23/42	725	738,367
MPLX LP, Sr. Unsec’d. Notes	2.650	08/15/30	4,920	4,327,938
Sr. Unsec’d. Notes	4.000	02/15/25	130	129,950
Sr. Unsec’d. Notes	4.500	04/15/38	270	235,511
Sr. Unsec’d. Notes	4.875	06/01/25	200	199,975
Sr. Unsec’d. Notes	5.200	03/01/47	5	4,444
Sr. Unsec’d. Notes(a)	5.500	06/01/34	3,340	3,299,592
Sr. Unsec’d. Notes	5.500	02/15/49	210	192,392
ONEOK Partners LP, Gtd. Notes	6.125	02/01/41	300	298,955
ONEOK, Inc., Gtd. Notes	3.100	03/15/30	2,415	2,191,807
Gtd. Notes	4.200	03/15/45	275	207,200
Gtd. Notes	4.500	03/15/50	195	152,956
Gtd. Notes(a)	6.050	09/01/33	2,510	2,580,974
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	3.550	12/15/29	350	326,735
Sr. Unsec’d. Notes	4.650	10/15/25	1,000	999,218

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Spectra Energy Partners LP, Gtd. Notes	3.375%	10/15/26	140	$136,861
Targa Resources Corp., Gtd. Notes	5.500	02/15/35	1,192	1,176,134
Gtd. Notes	6.125	03/15/33	1,240	1,281,255
Gtd. Notes	6.250	07/01/52	1,305	1,304,079
Gtd. Notes	6.500	03/30/34	930	985,481
Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	3.500	01/15/28	300	288,551
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	3.950	05/15/50	625	461,559
Sr. Unsec’d. Notes	4.600	03/15/48	500	416,340
Western Midstream Operating LP, Sr. Unsec’d. Notes	5.300	03/01/48	320	272,701
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	4.000	09/15/25	350	348,484
Sr. Unsec’d. Notes	5.150	03/15/34	90	87,499
Sr. Unsec’d. Notes	5.400	03/04/44	400	375,596
Sr. Unsec’d. Notes(a)	5.600	03/15/35	3,765	3,782,764

				40,228,632

Real Estate 0.2%

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	4.125	02/01/29	4,190	4,032,464

Real Estate Investment Trusts (REITs) 1.5%
Alexandria Real Estate Equities, Inc., Gtd. Notes	2.000	05/18/32	1,645	1,316,494
Gtd. Notes	4.750	04/15/35	425	398,767
American Tower Corp., Sr. Unsec’d. Notes	2.900	01/15/30	1,040	939,953
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	4.050	07/01/30	3,665	3,462,488
Sr. Unsec’d. Notes	5.500	02/15/34	895	890,733
COPT Defense Properties LP, Gtd. Notes	2.900	12/01/33	1,400	1,125,902

See Notes to Financial Statements.

PGIM Core Bond Fund 31

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

CubeSmart LP, Gtd. Notes	2.250%	12/15/28	3,360	$3,038,658
Healthpeak OP LLC, Gtd. Notes	2.875	01/15/31	630	556,935
Invitation Homes Operating Partnership LP, Gtd. Notes(a)	4.875	02/01/35	6,035	5,714,145
Prologis LP, Sr. Unsec’d. Notes	1.750	02/01/31	2,660	2,214,774
Realty Income Corp., Sr. Unsec’d. Notes	1.800	03/15/33	325	249,789
Sr. Unsec’d. Notes	3.250	01/15/31	985	892,433
Sun Communities Operating LP, Gtd. Notes	2.300	11/01/28	4,585	4,154,671
Gtd. Notes	5.500	01/15/29	2,785	2,811,315
VICI Properties LP/VICI Note Co., Inc., Gtd. Notes, 144A	5.750	02/01/27	4,680	4,725,276
Welltower OP LLC, Gtd. Notes	2.700	02/15/27	775	745,929

				33,238,262

Retail 0.1%

Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	3.550	07/26/27	940	912,799
AutoZone, Inc., Sr. Unsec’d. Notes	1.650	01/15/31	620	512,071
Ferguson Enterprises, Inc., Gtd. Notes	5.000	10/03/34	1,805	1,733,305

				3,158,175

Semiconductors 0.3%

Broadcom, Inc., Sr. Unsec’d. Notes	5.050	07/12/29	1,914	1,921,881
Sr. Unsec’d. Notes, 144A	3.137	11/15/35	287	233,448
Sr. Unsec’d. Notes, 144A	3.187	11/15/36	1,000	800,909
Sr. Unsec’d. Notes, 144A(a)	3.419	04/15/33	4,847	4,231,721

				7,187,959

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Shipbuilding 0.2%

Huntington Ingalls Industries, Inc., Gtd. Notes(a)	4.200%	05/01/30	5,328	$5,062,398

Software 0.1%

Workday, Inc., Sr. Unsec’d. Notes	3.800	04/01/32	2,435	2,221,113

Telecommunications 1.6%

AT&T, Inc.,
Sr. Unsec’d. Notes(a)	2.250	02/01/32	6,860	5,681,472
Sr. Unsec’d. Notes	2.550	12/01/33	58	46,770
Sr. Unsec’d. Notes(a)	3.500	09/15/53	1,734	1,171,121
Sr. Unsec’d. Notes	3.650	09/15/59	1,717	1,141,628
Sr. Unsec’d. Notes	3.800	12/01/57	1,128	781,449
Sr. Unsec’d. Notes	4.500	05/15/35	205	189,905
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes	5.400	04/15/34	4,380	4,378,300
Rogers Communications, Inc. (Canada),
Gtd. Notes(a)	5.300	02/15/34	3,365	3,265,600
T-Mobile USA, Inc.,
Gtd. Notes	2.550	02/15/31	1,635	1,414,355
Gtd. Notes	3.000	02/15/41	640	457,577
Gtd. Notes	3.750	04/15/27	970	950,289
Gtd. Notes	3.875	04/15/30	4,780	4,520,077
Gtd. Notes	4.375	04/15/40	380	329,004
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	1.680	10/30/30	170	141,667
Sr. Unsec’d. Notes	2.355	03/15/32	8,190	6,816,326
Sr. Unsec’d. Notes	2.550	03/21/31	2,729	2,363,235

				33,648,775

Transportation 0.1%

Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	3.050	02/15/51	910	593,668

Canadian Pacific Railway Co. (Canada),
Gtd. Notes	3.500	05/01/50	1,585	1,121,526

				1,715,194

See Notes to Financial Statements.

PGIM Core Bond Fund 33

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Trucking & Leasing 0.1%

Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	5.750%	05/24/26	2,930	$2,959,765

Water 0.0%

American Water Capital Corp., Sr. Unsec’d. Notes	4.000	12/01/46	145	112,669

TOTAL CORPORATE BONDS (cost $694,327,246)				653,792,631

MUNICIPAL BONDS 0.5%

Alabama 0.0%

Alabama Economic Settlement Authority, Taxable, Revenue Bonds, Series B	4.263	09/15/32	40	38,806

California 0.0%

City of Los Angeles Department of Airports, Taxable, Revenue Bonds, BABs	6.582	05/15/39	260	272,333

University of California, Taxable, Revenue Bonds, Series AP	3.931	05/15/45	30	26,669
Taxable, Revenue Bonds, Series J	4.131	05/15/45	30	26,317

				325,319

Maryland 0.1%

Maryland Economic Development Corp., Taxable, Revenue Bonds	5.433	05/31/56	1,800	1,726,952

New Jersey 0.0%

New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series A	7.102	01/01/41	250	280,204

New York 0.2%

City of New York, Taxable, General Obligation Unlimited, Series D-1	5.094	10/01/49	725	688,720
Taxable, General Obligation Unlimited, Series D-1	5.114	10/01/54	1,155	1,096,607
Port Authority of New York & New Jersey, Revenue Bonds	5.072	07/15/53	2,525	2,379,824

				4,165,151

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Pennsylvania 0.0%

Pennsylvania State University (The), Taxable, Revenue Bonds, Series D	2.840%	09/01/50	745	$497,802
Pennsylvania Turnpike Commission, Revenue Bonds, BABs	6.105	12/01/39	70	73,666
Revenue Bonds, BABs, Series B	5.511	12/01/45	150	148,167

				719,635

Texas 0.1%

City of San Antonio Electric & Gas Systems Revenue, Revenue Bonds, BABs	5.985	02/01/39	775	804,792
Grand Parkway Transportation Corp., Taxable, Revenue Bonds, Series E	5.184	10/01/42	775	750,492
Permanent University Fund - University of Texas System, Taxable, Revenue Bonds, Series A	3.376	07/01/47	555	415,140
Texas Private Activity Bond Surface Transportation Corp., Taxable, Revenue Bonds, Series B	3.922	12/31/49	340	268,386

				2,238,810

Virginia 0.1%

University of Virginia,
Taxable, Revenue Bonds	2.256	09/01/50	3,850	2,173,008
Taxable, Revenue Bonds, Series C	4.179	09/01/2117	130	96,617

				2,269,625

TOTAL MUNICIPAL BONDS (cost $13,347,891)				11,764,502

RESIDENTIAL MORTGAGE-BACKED SECURITIES 2.5%
Alternative Loan Trust, Series 2003-J03, Class 2A1	6.250	12/25/33	1	1,547
ATLX Trust, Series 2024-RPL02, Class A1, 144A	3.850	04/25/63	5,086	4,841,649
BCAP LLC Trust, Series 2011-RR04, Class 7A1, 144A	5.250	04/26/37	102	56,025
Bellemeade Re Ltd., Series 2021-03A, Class A2, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)	5.351(c)	09/25/31	2,200	2,201,723

See Notes to Financial Statements.

PGIM Core Bond Fund 35

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
BRAVO Residential Funding Trust,
Series 2023-RPL01, Class A1, 144A	5.000%(cc)	05/25/63	3,079	$3,049,166
Chase Home Lending Mortgage Trust,
Series 2023-RPL01, Class A1, 144A	3.500(cc)	06/25/62	1,684	1,542,766
Series 2024-RPL03, Class A1A, 144A	3.250(cc)	09/25/64	1,444	1,272,696
CIM Trust,
Series 2024-R01, Class A1, 144A	4.750(cc)	06/25/64	2,782	2,711,809
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)	6.251(c)	12/25/41	1,520	1,542,726
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	5.851(c)	10/25/43	987	992,281
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-08, Class 5A1	6.500	04/25/33	1	626
Credit Suisse Mortgage Trust,
Series 2020-RPL06, Class A1, 144A	3.465(cc)	03/25/59	802	801,074
Series 2022-RPL04, Class A1, 144A	3.904(cc)	04/25/62	1,025	971,364
EFMT,
Series 2024-CES01, Class A1, 144A	5.522	01/26/60	3,870	3,864,892
Fannie Mae REMIC,
Series 2014-11, Class VB	4.500	04/25/42	500	489,119
Series 2020-24, Class SP, IO, 30 Day Average SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)	1.585(c)	04/25/50	1,114	123,027
Series 2022-63, Class SB, IO, 30 Day Average SOFR x (1) + 4.750% (Cap 4.750%, Floor 0.000%)	0.399(c)	09/25/52	18,793	620,309
Series 2023-54, Class PO, PO	1.831(s)	11/25/53	3,353	2,577,237
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.001(c)	01/25/34	128	129,287
Series 2022-DNA01, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)	5.351(c)	01/25/42	1,121	1,121,406
FHLMC Structured Pass-Through Certificates,
Series T-59, Class 1A2	7.000	10/25/43	54	55,204
Freddie Mac REMIC,
Series 4249, Class GW	3.500	10/15/41	687	635,105
Series 5019, Class IP, IO	3.000	10/25/50	776	128,359
Series 5021, Class SB, IO, 30 Day Average SOFR x (1) + 3.550% (Cap 3.550%, Floor 0.000%)	0.000(c)	10/25/50	3,418	63,264
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)	0.000(c)	05/25/52	430	4,922

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2025-DNA01, Class A1, 144A, 30 Day Average SOFR + 0.950% (Cap N/A, Floor 0.000%)	5.335%(c)	01/25/45	8,510	$8,517,829
Government National Mortgage Assoc.,
Series 2013-99, Class AX	3.000	07/20/43	508	463,380
Series 2014-58, Class PS, IO, 1 Month SOFR x (1) + 5.986% (Cap 6.100%, Floor 0.000%)	1.687(c)	09/20/43	3,269	133,800
Series 2016-46, Class JE	2.500	11/20/45	125	112,596
Series 2018-121, Class KS, IO, 1 Month SOFR x (1) + 3.746% (Cap 3.860%, Floor 0.000%)	0.000(c)	09/20/48	1,575	24,511
Series 2018-148, Class DS, IO, 1 Month SOFR x (1) + 3.726% (Cap 3.840%, Floor 0.000%)	0.000(c)	10/20/48	1,995	33,765
Series 2018-151, Class SL, IO, 1 Month SOFR x (1) + 3.686% (Cap 3.800%, Floor 0.000%)	0.000(c)	11/20/48	1,804	32,591
Series 2018-155, Class PS, IO, 1 Month SOFR x (1) + 3.186% (Cap 2.000%, Floor 0.000%)	0.000(c)	11/20/48	3,585	30,265
Series 2019-092, Class S, IO, 1 Month SOFR x (1) + 2.696% (Cap 2.810%, Floor 0.000%)	0.000(c)	07/20/49	6,340	34,659
Series 2019-097, Class MS, IO, 1 Month SOFR x (1) + 2.966% (Cap 3.080%, Floor 0.000%)	0.000(c)	08/20/49	3,722	28,579
Series 2019-099, Class SA, IO, 1 Month SOFR x (1) + 3.236% (Cap 3.350%, Floor 0.000%)	0.000(c)	08/20/49	3,197	33,210
Series 2019-23, Class SW, IO, 1 Month SOFR x (1) + 6.086% (Cap 6.200%, Floor 0.000%)	1.780(c)	07/16/43	4,170	279,340
Series 2021-114, Class TI, IO	3.000	06/20/51	4,082	601,451
Series 2021-165, Class ST, IO, 1 Month SOFR x (1) + 3.246% (Cap 0.020%, Floor 0.000%)	0.000(c)	01/20/50	708	183
Series 2022-051, Class SC, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)	0.000(c)	03/20/52	4,999	81,708
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)	0.000(c)	04/20/52	116	1,965
Series 2022-078, Class MS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)	0.000(c)	04/20/52	4,443	68,498
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)	0.000(c)	04/20/52	2,888	49,522
Series 2022-126, Class CS, IO, 30 Day Average SOFR x (1) + 3.760% (Cap 3.760%, Floor 0.000%)	0.000(c)	07/20/52	5,994	81,921
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)	0.000(c)	08/20/52	2,283	27,253
Series 2022-178, Class SA, IO, 30 Day Average SOFR x (1) + 4.900% (Cap 4.900%, Floor 0.000%)	0.527(c)	10/20/52	23,938	1,018,587
Series 2022-93, Class IO, IO	3.000	08/20/51	11,806	1,364,405

See Notes to Financial Statements.

PGIM Core Bond Fund 37

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	7.858%	09/25/59	1,113	$1,113,256
Series 2021-GS01, Class A1, 144A	5.892(cc)	10/25/66	251	251,027
MFA Trust,
Series 2021-RPL01, Class A1, 144A	1.131(cc)	07/25/60	1,875	1,684,018
Mill City Mortgage Loan Trust,
Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62	66	64,903
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	5.175(c)	01/25/48	43	41,948
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.951(c)	04/25/34	102	102,465
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month SOFR + 0.764% (Cap N/A, Floor 0.000%)	5.075(c)	06/25/57	98	96,290
PRPM LLC,
Series 2024-RPL04, Class A1, 144A	4.000	12/25/54	4,133	3,975,623
Sequoia Mortgage Trust,
Series 10, Class 2A1, 1 Month SOFR + 0.874% (Cap 11.750%, Floor 0.760%)	5.173(c)	10/20/27	6	6,117
Structured Asset Mortgage Investments II Trust,
Series 2005-AR05, Class A1, 1 Month SOFR + 0.614% (Cap 11.000%, Floor 0.500%)	4.913(c)	07/19/35	14	12,778
Towd Point Mortgage Trust,
Series 2017-05, Class A1, 144A, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.000%)	5.025(c)	02/25/57	26	27,406
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)	5.425(c)	10/25/59	96	98,128
Series 2020-04, Class A1, 144A	1.750	10/25/60	532	477,470
Series 2021-SJ01, Class A1, 144A	2.250(cc)	07/25/68	1,195	1,140,969
Series 2021-SJ02, Class A1A, 144A	2.250(cc)	12/25/61	1,943	1,870,835
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2002-AR06, Class A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	6.146(c)	06/25/42	17	15,392
Series 2002-AR09, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	6.146(c)	08/25/42	1	1,383

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Washington Mutual Mortgage Pass-Through Certificates Trust, (cont’d.)
Series 2005-AR13, Class A1A1, 1 Month SOFR + 0.694% (Cap 10.500%, Floor 0.580%)	5.005%(c)	10/25/45	142	$139,128

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $54,403,696)				53,936,737

SOVEREIGN BONDS 0.9%
Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	2.375	08/20/30	555	474,698
Export-Import Bank of India (India), Sr. Unsec’d. Notes, 144A	3.875	02/01/28	290	280,865
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	3.500	01/11/28	1,420	1,367,453
Sr. Unsec’d. Notes	5.600	01/15/35	4,950	5,002,618
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	3.500	02/12/34	970	774,060
Sr. Unsec’d. Notes	6.000	05/07/36	1,527	1,442,114
Sr. Unsec’d. Notes	6.875	05/13/37	3,290	3,306,450
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes, 144A	4.750	06/15/26	3,073	3,053,794
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	4.500	04/16/50	200	126,298
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes	2.783	01/23/31	701	602,650
Province of Alberta (Canada),
Sr. Unsec’d. Notes	1.300	07/22/30	185	158,540
Sr. Unsec’d. Notes	3.300	03/15/28	110	106,235
Province of Manitoba (Canada),
Sr. Unsec’d. Notes	2.125	06/22/26	100	96,800
Province of Quebec (Canada),
Unsec’d. Notes, Series A, MTN	7.140(cc)	02/27/26	45	45,957
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A	5.125	01/13/28	3,440	3,465,800

TOTAL SOVEREIGN BONDS (cost $20,844,826)				20,304,332

U.S. GOVERNMENT AGENCY OBLIGATIONS 25.3%
Federal Home Loan Mortgage Corp.	1.500	10/01/35	2,878	2,506,623
Federal Home Loan Mortgage Corp.	1.500	02/01/36	753	654,675
Federal Home Loan Mortgage Corp.	1.500	06/01/36	851	738,478

See Notes to Financial Statements.

PGIM Core Bond Fund 39

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	1.500%	11/01/50	1,682	$1,247,145
Federal Home Loan Mortgage Corp.	2.000	01/01/32	222	207,282
Federal Home Loan Mortgage Corp.	2.000	02/01/36	741	661,466
Federal Home Loan Mortgage Corp.	2.000	10/01/40	347	290,376
Federal Home Loan Mortgage Corp.	2.000	09/01/50	11,491	9,034,167
Federal Home Loan Mortgage Corp.	2.000	11/01/50	525	412,483
Federal Home Loan Mortgage Corp.	2.000	12/01/50	1,764	1,385,498
Federal Home Loan Mortgage Corp.	2.000	03/01/51	2,284	1,783,714
Federal Home Loan Mortgage Corp.	2.000	04/01/51	94	73,723
Federal Home Loan Mortgage Corp.	2.000	05/01/51	1,195	936,824
Federal Home Loan Mortgage Corp.	2.000	06/01/51	5,820	4,562,614
Federal Home Loan Mortgage Corp.	2.000	07/01/51	4,017	3,147,431
Federal Home Loan Mortgage Corp.	2.000	09/01/51	417	329,109
Federal Home Loan Mortgage Corp.	2.500	01/01/29	99	95,927
Federal Home Loan Mortgage Corp.	2.500	10/01/32	264	247,623
Federal Home Loan Mortgage Corp.	2.500	12/01/32	491	463,872
Federal Home Loan Mortgage Corp.	2.500	10/01/35	2,110	1,942,362
Federal Home Loan Mortgage Corp.	2.500	09/01/46	141	117,592
Federal Home Loan Mortgage Corp.	2.500	11/01/46	440	367,931
Federal Home Loan Mortgage Corp.	2.500	11/01/49	749	619,400
Federal Home Loan Mortgage Corp.	2.500	07/01/50	2,482	2,047,893
Federal Home Loan Mortgage Corp.	2.500	03/01/51	893	733,014
Federal Home Loan Mortgage Corp.	2.500	04/01/51	10,039	8,238,223
Federal Home Loan Mortgage Corp.	2.500	05/01/51	205	168,362
Federal Home Loan Mortgage Corp.	2.500	07/01/51	419	344,656
Federal Home Loan Mortgage Corp.	2.500	08/01/51	840	689,023
Federal Home Loan Mortgage Corp.	2.500	10/01/51	68	56,271
Federal Home Loan Mortgage Corp.	2.500	10/01/51	276	227,914
Federal Home Loan Mortgage Corp.	2.500	11/01/51	5,528	4,523,860
Federal Home Loan Mortgage Corp.	2.500	12/01/51	2,902	2,373,614
Federal Home Loan Mortgage Corp.	2.500	01/01/52	442	361,995
Federal Home Loan Mortgage Corp.	3.000	02/01/32	466	446,177
Federal Home Loan Mortgage Corp.	3.000	01/01/37	116	107,620
Federal Home Loan Mortgage Corp.	3.000	12/01/37	47	42,691
Federal Home Loan Mortgage Corp.	3.000	06/01/43	1,225	1,081,577
Federal Home Loan Mortgage Corp.	3.000	07/01/43	209	184,644
Federal Home Loan Mortgage Corp.	3.000	06/01/46	347	301,968
Federal Home Loan Mortgage Corp.	3.000	09/01/46	2,007	1,745,769
Federal Home Loan Mortgage Corp.	3.000	12/01/46	7,169	6,221,462
Federal Home Loan Mortgage Corp.	3.000	01/01/47	364	316,613
Federal Home Loan Mortgage Corp.	3.000	02/01/50	2,187	1,886,322
Federal Home Loan Mortgage Corp.	3.000	06/01/50	557	479,916

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	3.000%	09/01/50	2,086	$1,785,011
Federal Home Loan Mortgage Corp.	3.000	03/01/51	3,638	3,106,434
Federal Home Loan Mortgage Corp.	3.000	04/01/52	3,802	3,237,577
Federal Home Loan Mortgage Corp.	3.500	06/01/37	583	552,659
Federal Home Loan Mortgage Corp.	3.500	11/01/37	106	100,124
Federal Home Loan Mortgage Corp.	3.500	06/01/42	152	138,335
Federal Home Loan Mortgage Corp.	3.500	06/01/42	161	146,979
Federal Home Loan Mortgage Corp.	3.500	07/01/42	159	144,613
Federal Home Loan Mortgage Corp.	3.500	09/01/42	198	180,734
Federal Home Loan Mortgage Corp.	3.500	10/01/42	246	224,495
Federal Home Loan Mortgage Corp.	3.500	06/01/43	104	95,052
Federal Home Loan Mortgage Corp.	3.500	05/01/45	134	121,559
Federal Home Loan Mortgage Corp.	3.500	01/01/47	99	89,236
Federal Home Loan Mortgage Corp.	3.500	02/01/47	223	200,576
Federal Home Loan Mortgage Corp.	3.500	11/01/47	148	133,235
Federal Home Loan Mortgage Corp.	3.500	03/01/48	3,188	2,869,558
Federal Home Loan Mortgage Corp.	3.500	08/01/48	59	53,456
Federal Home Loan Mortgage Corp.	3.500	10/01/48	226	202,752
Federal Home Loan Mortgage Corp.	3.500	01/01/50	1,376	1,236,865
Federal Home Loan Mortgage Corp.	3.500	01/01/52	135	119,557
Federal Home Loan Mortgage Corp.	3.500	05/01/52	10,496	9,304,483
Federal Home Loan Mortgage Corp.	3.500	07/01/52	992	878,219
Federal Home Loan Mortgage Corp.	4.000	09/01/37	1,584	1,522,659
Federal Home Loan Mortgage Corp.	4.000	12/01/40	46	43,107
Federal Home Loan Mortgage Corp.	4.000	01/01/41	160	150,571
Federal Home Loan Mortgage Corp.	4.000	04/01/42	130	122,874
Federal Home Loan Mortgage Corp.	4.000	10/01/45	84	78,297
Federal Home Loan Mortgage Corp.	4.000	02/01/46	1,207	1,136,070
Federal Home Loan Mortgage Corp.	4.000	05/01/46	76	70,794
Federal Home Loan Mortgage Corp.	4.000	08/01/46	118	109,746
Federal Home Loan Mortgage Corp.	4.000	11/01/47	75	69,980
Federal Home Loan Mortgage Corp.	4.000	04/01/48	118	109,538
Federal Home Loan Mortgage Corp.	4.000	05/01/48	131	121,551
Federal Home Loan Mortgage Corp.	4.000	07/01/48	246	228,730
Federal Home Loan Mortgage Corp.	4.000	07/01/49	334	309,708
Federal Home Loan Mortgage Corp.	4.000	04/01/52	1,418	1,305,783
Federal Home Loan Mortgage Corp.	4.000	09/01/52	985	902,018
Federal Home Loan Mortgage Corp.	4.000	10/01/52	5,465	5,005,260
Federal Home Loan Mortgage Corp.	4.500	06/01/42	53	51,103
Federal Home Loan Mortgage Corp.	4.500	09/01/44	72	69,230
Federal Home Loan Mortgage Corp.	4.500	07/01/45	167	162,560
Federal Home Loan Mortgage Corp.	4.500	04/01/47	646	620,152

See Notes to Financial Statements.

PGIM Core Bond Fund 41

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	4.500%	07/01/47	74	$70,247
Federal Home Loan Mortgage Corp.	4.500	07/01/47	164	157,656
Federal Home Loan Mortgage Corp.	4.500	11/01/47	284	272,543
Federal Home Loan Mortgage Corp.	4.500	02/01/48	91	86,550
Federal Home Loan Mortgage Corp.	4.500	07/01/48	186	177,432
Federal Home Loan Mortgage Corp.	4.500	05/01/52	403	379,879
Federal Home Loan Mortgage Corp.	4.500	07/01/52	3,668	3,454,313
Federal Home Loan Mortgage Corp.	5.000	08/01/40	160	159,677
Federal Home Loan Mortgage Corp.	5.000	12/01/47	104	101,513
Federal Home Loan Mortgage Corp.	5.000	02/01/48	178	176,107
Federal Home Loan Mortgage Corp.	5.000	10/01/52	4,351	4,215,030
Federal Home Loan Mortgage Corp.	5.000	11/01/52	1,704	1,650,206
Federal Home Loan Mortgage Corp.	5.500	02/01/53	15,159	15,018,285
Federal National Mortgage Assoc.	0.875	08/05/30	235	194,981
Federal National Mortgage Assoc.	1.500	01/01/36	1,978	1,720,063
Federal National Mortgage Assoc.	1.500	04/01/36	823	715,961
Federal National Mortgage Assoc.	1.500	05/01/36	435	377,540
Federal National Mortgage Assoc.	1.500	06/01/36	1,327	1,152,345
Federal National Mortgage Assoc.	1.500	07/01/36	1,659	1,434,701
Federal National Mortgage Assoc.	1.500	02/01/42	417	333,372
Federal National Mortgage Assoc.	1.500	10/01/50	351	260,480
Federal National Mortgage Assoc.	1.500	11/01/50	993	734,724
Federal National Mortgage Assoc.	1.500	12/01/50	7,553	5,588,551
Federal National Mortgage Assoc.	1.500	01/01/51	3,698	2,738,214
Federal National Mortgage Assoc.	1.500	06/01/51	650	481,300
Federal National Mortgage Assoc.	1.500	07/01/51	765	565,789
Federal National Mortgage Assoc.	2.000	03/01/31	1,083	1,019,691
Federal National Mortgage Assoc.	2.000	01/01/32	2,243	2,094,507
Federal National Mortgage Assoc.	2.000	05/01/36	1,193	1,064,776
Federal National Mortgage Assoc.	2.000	09/01/36	1,260	1,121,709
Federal National Mortgage Assoc.	2.000	12/01/36	2,015	1,794,156
Federal National Mortgage Assoc.	2.000	02/01/37	2,747	2,445,784
Federal National Mortgage Assoc.	2.000	08/01/40	1,768	1,480,604
Federal National Mortgage Assoc.	2.000	02/01/41	1,673	1,398,371
Federal National Mortgage Assoc.	2.000	05/01/41	3,349	2,797,777
Federal National Mortgage Assoc.	2.000	10/01/50	11,333	8,908,136
Federal National Mortgage Assoc.	2.000	11/01/50	345	271,141
Federal National Mortgage Assoc.	2.000	12/01/50	37	28,880
Federal National Mortgage Assoc.	2.000	01/01/51	1,732	1,352,922
Federal National Mortgage Assoc.	2.000	02/01/51	3,548	2,782,744
Federal National Mortgage Assoc.	2.000	02/01/51	7,772	6,097,354
Federal National Mortgage Assoc.	2.000	03/01/51	5,249	4,116,105

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	2.000%	04/01/51	2,666	$2,085,749
Federal National Mortgage Assoc.	2.000	04/01/51	4,050	3,168,128
Federal National Mortgage Assoc.	2.000	05/01/51	16,803	13,179,247
Federal National Mortgage Assoc.	2.000	07/01/51	1,958	1,533,214
Federal National Mortgage Assoc.	2.000	08/01/51	1,993	1,562,036
Federal National Mortgage Assoc.	2.500	TBA	15,500	12,627,276
Federal National Mortgage Assoc.	2.500	05/01/30	134	127,846
Federal National Mortgage Assoc.	2.500	07/01/32	640	601,867
Federal National Mortgage Assoc.	2.500	08/01/32	712	670,732
Federal National Mortgage Assoc.	2.500	09/01/32	682	641,677
Federal National Mortgage Assoc.	2.500	07/01/35	2,409	2,265,929
Federal National Mortgage Assoc.	2.500	07/01/35	5,354	4,914,067
Federal National Mortgage Assoc.	2.500	08/01/35	1,435	1,314,867
Federal National Mortgage Assoc.	2.500	11/01/36	2,028	1,853,435
Federal National Mortgage Assoc.	2.500	02/01/43	59	50,064
Federal National Mortgage Assoc.	2.500	06/01/46	301	252,983
Federal National Mortgage Assoc.	2.500	09/01/46	149	124,717
Federal National Mortgage Assoc.	2.500	10/01/46	93	77,298
Federal National Mortgage Assoc.	2.500	10/01/46	164	136,055
Federal National Mortgage Assoc.	2.500	03/01/50	604	499,222
Federal National Mortgage Assoc.	2.500	08/01/50	1,529	1,259,462
Federal National Mortgage Assoc.	2.500	08/01/50	3,869	3,192,808
Federal National Mortgage Assoc.	2.500	11/01/50	2,709	2,250,177
Federal National Mortgage Assoc.	2.500	12/01/50	266	220,443
Federal National Mortgage Assoc.	2.500	01/01/51	590	490,340
Federal National Mortgage Assoc.	2.500	04/01/51	4,948	4,066,385
Federal National Mortgage Assoc.	2.500	05/01/51	2,021	1,659,302
Federal National Mortgage Assoc.	2.500	07/01/51	3,642	2,990,598
Federal National Mortgage Assoc.	2.500	09/01/51	436	359,191
Federal National Mortgage Assoc.	2.500	10/01/51	784	641,783
Federal National Mortgage Assoc.	2.500	11/01/51	3,058	2,508,194
Federal National Mortgage Assoc.	2.500	12/01/51	479	395,809
Federal National Mortgage Assoc.	2.500	02/01/52	427	348,521
Federal National Mortgage Assoc.	2.500	02/01/52	819	675,499
Federal National Mortgage Assoc.	3.000	TBA	500	424,934
Federal National Mortgage Assoc.	3.000	06/01/30	80	77,267
Federal National Mortgage Assoc.	3.000	05/01/31	33	31,214
Federal National Mortgage Assoc.	3.000	12/01/31	90	86,177
Federal National Mortgage Assoc.	3.000	05/01/32	100	95,751
Federal National Mortgage Assoc.	3.000	09/01/32	38	36,617
Federal National Mortgage Assoc.	3.000	11/01/36	82	75,833
Federal National Mortgage Assoc.	3.000	10/01/42	108	95,272

See Notes to Financial Statements.

PGIM Core Bond Fund 43

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.000%	10/01/42	165	$146,333
Federal National Mortgage Assoc.	3.000	02/01/43	160	141,776
Federal National Mortgage Assoc.	3.000	04/01/43	198	174,756
Federal National Mortgage Assoc.	3.000	06/01/43	260	229,059
Federal National Mortgage Assoc.	3.000	12/01/45	360	317,031
Federal National Mortgage Assoc.	3.000	05/01/46	452	392,915
Federal National Mortgage Assoc.	3.000	09/01/46	484	426,979
Federal National Mortgage Assoc.	3.000	10/01/46	1,462	1,270,199
Federal National Mortgage Assoc.	3.000	11/01/46	540	469,113
Federal National Mortgage Assoc.	3.000	11/01/46	1,154	1,004,725
Federal National Mortgage Assoc.	3.000	03/01/47	395	343,369
Federal National Mortgage Assoc.	3.000	04/01/47	832	722,398
Federal National Mortgage Assoc.	3.000	12/01/49	2,009	1,728,370
Federal National Mortgage Assoc.	3.000	01/01/50	844	719,237
Federal National Mortgage Assoc.	3.000	02/01/50	748	646,709
Federal National Mortgage Assoc.	3.000	02/01/50	1,509	1,301,859
Federal National Mortgage Assoc.	3.000	03/01/50	360	310,682
Federal National Mortgage Assoc.	3.000	06/01/50	771	664,453
Federal National Mortgage Assoc.	3.000	01/01/51	974	838,111
Federal National Mortgage Assoc.	3.000	05/01/51	1,058	909,124
Federal National Mortgage Assoc.	3.000	01/01/52	2,304	1,982,852
Federal National Mortgage Assoc.	3.000	02/01/52	1,626	1,386,949
Federal National Mortgage Assoc.	3.000	03/01/52	3,100	2,643,740
Federal National Mortgage Assoc.	3.000	03/01/52	3,229	2,765,098
Federal National Mortgage Assoc.	3.000	04/01/52	1,741	1,485,249
Federal National Mortgage Assoc.	3.000	04/01/52	2,156	1,837,212
Federal National Mortgage Assoc.	3.000	06/01/52	2,421	2,059,998
Federal National Mortgage Assoc.	3.500	TBA	2,500	2,210,645
Federal National Mortgage Assoc.	3.500	12/01/29	34	33,543
Federal National Mortgage Assoc.	3.500	12/01/30	44	43,021
Federal National Mortgage Assoc.	3.500	07/01/31	184	179,674
Federal National Mortgage Assoc.	3.500	08/01/31	191	185,646
Federal National Mortgage Assoc.	3.500	02/01/33	79	76,298
Federal National Mortgage Assoc.	3.500	05/01/33	32	30,822
Federal National Mortgage Assoc.	3.500	10/01/41	65	59,287
Federal National Mortgage Assoc.	3.500	04/01/42	137	124,666
Federal National Mortgage Assoc.	3.500	05/01/42	136	123,516
Federal National Mortgage Assoc.	3.500	05/01/42	854	778,310
Federal National Mortgage Assoc.	3.500	06/01/42	384	349,717
Federal National Mortgage Assoc.	3.500	10/01/42	200	182,649
Federal National Mortgage Assoc.	3.500	10/01/42	233	211,981
Federal National Mortgage Assoc.	3.500	10/01/42	448	407,483

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.500%	06/01/43	119	$108,289
Federal National Mortgage Assoc.	3.500	06/01/45	133	120,265
Federal National Mortgage Assoc.	3.500	06/01/45	218	197,318
Federal National Mortgage Assoc.	3.500	09/01/45	190	172,246
Federal National Mortgage Assoc.	3.500	10/01/45	205	185,947
Federal National Mortgage Assoc.	3.500	01/01/46	66	59,322
Federal National Mortgage Assoc.	3.500	01/01/46	169	152,576
Federal National Mortgage Assoc.	3.500	04/01/46	1,791	1,616,456
Federal National Mortgage Assoc.	3.500	11/01/46	82	74,238
Federal National Mortgage Assoc.	3.500	06/01/47	301	270,956
Federal National Mortgage Assoc.	3.500	07/01/47	190	170,908
Federal National Mortgage Assoc.	3.500	07/01/47	892	813,094
Federal National Mortgage Assoc.	3.500	08/01/47	143	127,779
Federal National Mortgage Assoc.	3.500	09/01/47	237	212,764
Federal National Mortgage Assoc.	3.500	10/01/47	839	753,376
Federal National Mortgage Assoc.	3.500	11/01/47	770	691,751
Federal National Mortgage Assoc.	3.500	01/01/48	141	126,652
Federal National Mortgage Assoc.	3.500	01/01/48	193	173,528
Federal National Mortgage Assoc.	3.500	01/01/48	2,851	2,560,023
Federal National Mortgage Assoc.	3.500	04/01/48	385	345,598
Federal National Mortgage Assoc.	3.500	06/01/48	580	520,348
Federal National Mortgage Assoc.	3.500	08/01/48	309	277,172
Federal National Mortgage Assoc.	3.500	10/01/48	205	184,078
Federal National Mortgage Assoc.	3.500	11/01/48	150	134,271
Federal National Mortgage Assoc.	3.500	03/01/49	689	618,854
Federal National Mortgage Assoc.	3.500	06/01/49	284	255,039
Federal National Mortgage Assoc.	3.500	08/01/51	37	32,877
Federal National Mortgage Assoc.	3.500	02/01/52	412	367,158
Federal National Mortgage Assoc.	3.500	05/01/52	4,771	4,229,322
Federal National Mortgage Assoc.	4.000	09/01/40	106	100,112
Federal National Mortgage Assoc.	4.000	11/01/40	439	413,491
Federal National Mortgage Assoc.	4.000	02/01/41	179	168,754
Federal National Mortgage Assoc.	4.000	02/01/41	287	270,525
Federal National Mortgage Assoc.	4.000	12/01/41	181	170,006
Federal National Mortgage Assoc.	4.000	10/01/43	142	134,358
Federal National Mortgage Assoc.	4.000	09/01/44	79	73,657
Federal National Mortgage Assoc.	4.000	10/01/44	182	169,334
Federal National Mortgage Assoc.	4.000	12/01/45	62	57,724
Federal National Mortgage Assoc.	4.000	04/01/46	58	54,247
Federal National Mortgage Assoc.	4.000	08/01/46	95	88,245
Federal National Mortgage Assoc.	4.000	09/01/46	764	715,613
Federal National Mortgage Assoc.	4.000	02/01/47	291	269,841

See Notes to Financial Statements.

PGIM Core Bond Fund 45

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.000%	03/01/47	402	$370,642
Federal National Mortgage Assoc.	4.000	06/01/47	236	218,822
Federal National Mortgage Assoc.	4.000	10/01/47	75	69,421
Federal National Mortgage Assoc.	4.000	11/01/47	145	134,717
Federal National Mortgage Assoc.	4.000	12/01/47	152	141,629
Federal National Mortgage Assoc.	4.000	02/01/48	142	131,496
Federal National Mortgage Assoc.	4.000	09/01/48	1,117	1,036,077
Federal National Mortgage Assoc.	4.000	10/01/48	210	194,501
Federal National Mortgage Assoc.	4.000	03/01/49	576	534,173
Federal National Mortgage Assoc.	4.000	03/01/49	890	824,674
Federal National Mortgage Assoc.	4.000	07/01/49	196	180,182
Federal National Mortgage Assoc.	4.000	01/01/50	1,683	1,556,768
Federal National Mortgage Assoc.	4.000	05/01/50	1,768	1,633,994
Federal National Mortgage Assoc.	4.000	05/01/52	1,251	1,146,225
Federal National Mortgage Assoc.	4.000	06/01/52	8,108	7,429,936
Federal National Mortgage Assoc.	4.000	07/01/52	1,159	1,062,394
Federal National Mortgage Assoc.	4.000	10/01/52	431	394,812
Federal National Mortgage Assoc.	4.500	08/01/40	50	48,172
Federal National Mortgage Assoc.	4.500	04/01/41	61	58,823
Federal National Mortgage Assoc.	4.500	06/01/41	132	127,871
Federal National Mortgage Assoc.	4.500	08/01/41	68	65,975
Federal National Mortgage Assoc.	4.500	08/01/41	179	173,381
Federal National Mortgage Assoc.	4.500	08/01/44	169	162,181
Federal National Mortgage Assoc.	4.500	01/01/45	92	88,876
Federal National Mortgage Assoc.	4.500	11/01/47	108	103,198
Federal National Mortgage Assoc.	4.500	06/01/48	147	140,700
Federal National Mortgage Assoc.	4.500	07/01/48	1,265	1,208,001
Federal National Mortgage Assoc.	4.500	12/01/48	117	111,791
Federal National Mortgage Assoc.	4.500	02/01/49	38	35,786
Federal National Mortgage Assoc.	4.500	07/01/52	360	339,779
Federal National Mortgage Assoc.	4.500	09/01/52	7,551	7,119,671
Federal National Mortgage Assoc.	4.500	12/01/52	1,309	1,233,934
Federal National Mortgage Assoc.	4.500	01/01/53	5,404	5,094,722
Federal National Mortgage Assoc.	4.500	04/01/53	6,889	6,487,893
Federal National Mortgage Assoc.	5.000	TBA	23,000	22,185,189
Federal National Mortgage Assoc.	5.000	09/01/30	8	7,973
Federal National Mortgage Assoc.	5.000	10/01/40	88	87,633
Federal National Mortgage Assoc.	5.000	03/01/42	167	165,826
Federal National Mortgage Assoc.	5.000	10/01/47	143	140,914
Federal National Mortgage Assoc.	5.000	01/01/48	34	33,429
Federal National Mortgage Assoc.	5.000	06/01/49	835	820,585
Federal National Mortgage Assoc.	5.000	07/01/52	6,790	6,578,334

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	5.000%	08/01/52	1,197		$1,160,139
Federal National Mortgage Assoc.	5.000	09/01/52	1,253		1,214,021
Federal National Mortgage Assoc.	5.000	10/01/52	1,431		1,386,297
Federal National Mortgage Assoc.	5.000	02/01/53	1,366		1,323,201
Federal National Mortgage Assoc.	5.500	01/01/40	92		92,757
Federal National Mortgage Assoc.	5.500	04/01/53	1,855		1,834,493
Federal National Mortgage Assoc.	5.500	05/01/53	17,822		17,652,817
Federal National Mortgage Assoc.	5.500	11/01/53	4,833		4,780,537
Federal National Mortgage Assoc.	6.000	10/01/36	45		46,321
Federal National Mortgage Assoc.	6.000	07/01/41	49		50,498
Federal National Mortgage Assoc.	6.000	01/01/53	8,833		8,911,334
Federal National Mortgage Assoc.	6.000	03/01/53	2,125		2,142,373
Federal National Mortgage Assoc.	6.000	09/01/53	2,188		2,207,357
Federal National Mortgage Assoc.	6.000	11/01/53	1,809		1,825,043
Federal National Mortgage Assoc.(k)	6.625	11/15/30	485		539,016
Federal National Mortgage Assoc.(k)	7.125	01/15/30	80		89,690
Federal National Mortgage Assoc.	4.336(s)	03/17/31	945		705,805
Federal National Mortgage Assoc., Enterprise 11th District COFI Institutional Replacement Index + 1.254% (Cap 12.750%, Floor 5.750%)	5.750(c)	12/01/30	—	(r)	136
Government National Mortgage Assoc.	2.000	10/20/50	6,750		5,416,355
Government National Mortgage Assoc.	2.000	01/20/51	5,112		4,096,426
Government National Mortgage Assoc.	2.000	03/20/51	978		783,601
Government National Mortgage Assoc.	2.000	07/20/51	5,131		4,111,889
Government National Mortgage Assoc.	2.000	11/20/51	460		368,783
Government National Mortgage Assoc.	2.000	04/20/52	477		381,961
Government National Mortgage Assoc.	2.500	12/20/46	214		182,316
Government National Mortgage Assoc.	2.500	10/20/50	3,882		3,253,981
Government National Mortgage Assoc.	2.500	01/20/51	4,070		3,406,789
Government National Mortgage Assoc.	2.500	03/20/51	1,527		1,277,776
Government National Mortgage Assoc.	2.500	05/20/51	6,973		5,840,268
Government National Mortgage Assoc.	2.500	07/20/51	2,170		1,815,618
Government National Mortgage Assoc.	2.500	08/20/51	2,900		2,426,612
Government National Mortgage Assoc.	2.500	09/20/51	8,543		7,147,972
Government National Mortgage Assoc.	2.500	05/20/52	1,894		1,584,432
Government National Mortgage Assoc.	3.000	07/20/42	323		288,353
Government National Mortgage Assoc.	3.000	03/20/43	219		195,398
Government National Mortgage Assoc.	3.000	08/20/43	41		36,641
Government National Mortgage Assoc.	3.000	09/20/43	81		72,114
Government National Mortgage Assoc.	3.000	01/20/44	76		68,034
Government National Mortgage Assoc.	3.000	05/20/45	77		68,425
Government National Mortgage Assoc.	3.000	08/15/45	87		76,154

See Notes to Financial Statements.

PGIM Core Bond Fund 47

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	3.000%	05/20/46	476	$420,347
Government National Mortgage Assoc.	3.000	07/20/46	759	671,106
Government National Mortgage Assoc.	3.000	08/20/46	42	36,891
Government National Mortgage Assoc.	3.000	10/20/46	4,353	3,835,777
Government National Mortgage Assoc.	3.000	03/20/47	495	437,631
Government National Mortgage Assoc.	3.000	11/20/47	4,137	3,647,118
Government National Mortgage Assoc.	3.000	01/20/48	63	55,381
Government National Mortgage Assoc.	3.000	08/20/48	1,029	907,178
Government National Mortgage Assoc.	3.000	07/20/49	354	310,817
Government National Mortgage Assoc.	3.000	09/20/49	438	383,673
Government National Mortgage Assoc.	3.000	12/20/49	488	427,416
Government National Mortgage Assoc.	3.000	01/20/50	2,264	1,981,410
Government National Mortgage Assoc.	3.000	02/20/50	99	86,604
Government National Mortgage Assoc.	3.000	09/20/50	289	252,776
Government National Mortgage Assoc.	3.000	10/20/51	408	355,202
Government National Mortgage Assoc.	3.000	11/20/51	765	666,546
Government National Mortgage Assoc.	3.500	01/15/42	53	48,884
Government National Mortgage Assoc.	3.500	12/20/42	156	142,281
Government National Mortgage Assoc.	3.500	01/20/43	233	212,802
Government National Mortgage Assoc.	3.500	02/20/43	105	96,075
Government National Mortgage Assoc.	3.500	08/20/43	372	340,810
Government National Mortgage Assoc.	3.500	10/20/43	495	452,620
Government National Mortgage Assoc.	3.500	03/20/45	51	46,498
Government National Mortgage Assoc.	3.500	04/20/45	288	262,212
Government National Mortgage Assoc.	3.500	04/20/46	550	498,840
Government National Mortgage Assoc.	3.500	07/20/46	339	307,247
Government National Mortgage Assoc.	3.500	10/20/46	667	604,344
Government National Mortgage Assoc.	3.500	12/20/46	657	594,077
Government National Mortgage Assoc.	3.500	05/20/47	367	332,734
Government National Mortgage Assoc.	3.500	10/20/47	125	113,296
Government National Mortgage Assoc.	3.500	11/20/47	651	590,125
Government National Mortgage Assoc.	3.500	01/20/48	176	159,386
Government National Mortgage Assoc.	3.500	10/20/48	106	95,657
Government National Mortgage Assoc.	3.500	11/20/48	209	189,051
Government National Mortgage Assoc.	3.500	12/20/48	76	69,057
Government National Mortgage Assoc.	3.500	02/20/49	177	160,511
Government National Mortgage Assoc.	3.500	05/20/49	278	252,138
Government National Mortgage Assoc.	3.500	06/20/49	3,619	3,260,650
Government National Mortgage Assoc.	3.500	08/20/49	5,492	4,961,622
Government National Mortgage Assoc.	3.500	11/20/49	2,461	2,215,132
Government National Mortgage Assoc.	3.500	11/20/50	5,115	4,619,500
Government National Mortgage Assoc.	3.500	04/20/51	1,755	1,582,063

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	3.500%	02/20/52	2,072	$1,855,278
Government National Mortgage Assoc.	3.500	05/20/52	7,369	6,614,699
Government National Mortgage Assoc.	4.000	12/20/40	120	113,732
Government National Mortgage Assoc.	4.000	06/20/41	51	48,004
Government National Mortgage Assoc.	4.000	11/15/41	69	65,069
Government National Mortgage Assoc.	4.000	12/20/42	125	118,703
Government National Mortgage Assoc.	4.000	04/20/43	83	78,407
Government National Mortgage Assoc.	4.000	10/20/43	70	65,950
Government National Mortgage Assoc.	4.000	12/20/43	153	144,623
Government National Mortgage Assoc.	4.000	09/20/44	91	85,206
Government National Mortgage Assoc.	4.000	08/20/45	148	139,576
Government National Mortgage Assoc.	4.000	10/20/45	70	65,445
Government National Mortgage Assoc.	4.000	03/20/46	136	127,502
Government National Mortgage Assoc.	4.000	11/20/46	101	94,483
Government National Mortgage Assoc.	4.000	03/20/47	88	81,932
Government National Mortgage Assoc.	4.000	05/20/47	139	129,519
Government National Mortgage Assoc.	4.000	07/20/47	548	512,912
Government National Mortgage Assoc.	4.000	11/20/47	373	348,172
Government National Mortgage Assoc.	4.000	12/20/47	88	81,809
Government National Mortgage Assoc.	4.000	04/20/48	63	59,068
Government National Mortgage Assoc.	4.000	06/20/48	1,203	1,121,821
Government National Mortgage Assoc.	4.000	07/20/48	167	155,832
Government National Mortgage Assoc.	4.000	08/20/48	2,477	2,309,122
Government National Mortgage Assoc.	4.000	09/20/48	149	138,573
Government National Mortgage Assoc.	4.000	10/20/48	5,178	4,812,402
Government National Mortgage Assoc.	4.000	11/20/48	62	57,919
Government National Mortgage Assoc.	4.000	01/20/49	75	69,778
Government National Mortgage Assoc.	4.000	02/20/49	150	139,792
Government National Mortgage Assoc.	4.000	03/20/49	93	87,015
Government National Mortgage Assoc.	4.000	04/20/49	455	423,813
Government National Mortgage Assoc.	4.000	01/20/50	51	47,661
Government National Mortgage Assoc.	4.000	02/20/50	76	70,276
Government National Mortgage Assoc.	4.000	07/20/50	113	105,277
Government National Mortgage Assoc.	4.000	06/20/52	1,730	1,594,357
Government National Mortgage Assoc.	4.500	12/20/41	258	253,231
Government National Mortgage Assoc.	4.500	10/20/43	38	36,487
Government National Mortgage Assoc.	4.500	01/20/44	51	49,061
Government National Mortgage Assoc.	4.500	04/20/44	169	162,977
Government National Mortgage Assoc.	4.500	03/20/45	40	38,766
Government National Mortgage Assoc.	4.500	07/20/46	82	78,745
Government National Mortgage Assoc.	4.500	08/20/46	73	70,543
Government National Mortgage Assoc.	4.500	11/20/46	65	62,337

See Notes to Financial Statements.

PGIM Core Bond Fund 49

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	4.500%	01/20/47	410	$395,774
Government National Mortgage Assoc.	4.500	01/20/48	52	49,521
Government National Mortgage Assoc.	4.500	02/20/48	328	314,972
Government National Mortgage Assoc.	4.500	03/20/48	36	34,114
Government National Mortgage Assoc.	4.500	07/20/48	56	54,129
Government National Mortgage Assoc.	4.500	08/20/48	22	20,707
Government National Mortgage Assoc.	4.500	12/20/48	106	101,795
Government National Mortgage Assoc.	4.500	05/20/52	2,223	2,107,259
Government National Mortgage Assoc.	5.000	10/20/37	5	4,754
Government National Mortgage Assoc.	5.000	09/20/40	49	48,844
Government National Mortgage Assoc.	5.000	04/20/45	27	26,821
Government National Mortgage Assoc.	5.000	08/20/45	102	101,891
Government National Mortgage Assoc.	5.500	TBA	1,000	992,812
Government National Mortgage Assoc.(k)	5.500	01/20/53	22,599	22,523,503
Government National Mortgage Assoc.	6.000	12/15/39	67	70,169
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	465	383,502
Tennessee Valley Authority Generic Strips, Bonds	4.724(s)	07/15/34	195	119,034

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $582,835,038)				547,622,700

U.S. TREASURY OBLIGATIONS 6.7%
U.S. Treasury Bonds(h)	1.625	11/15/50	64,260	33,555,769
U.S. Treasury Bonds	2.375	02/15/42	29,030	20,747,378
U.S. Treasury Bonds	4.125	08/15/44	9,405	8,536,507
U.S. Treasury Bonds	4.250	08/15/54	2,540	2,317,353
U.S. Treasury Bonds	4.500	02/15/44	135	129,157
U.S. Treasury Bonds	4.750	11/15/43	2,045	2,023,911
U.S. Treasury Bonds	4.750	11/15/53	17,285	17,079,741
U.S. Treasury Notes	3.875	08/15/34	6,785	6,438,329
U.S. Treasury Notes	4.250	12/31/25	27,590	27,586,767
U.S. Treasury Strips Coupon	1.750(s)	08/15/42	415	172,047
U.S. Treasury Strips Coupon(k)	2.062(s)	05/15/41	34,830	15,461,255
U.S. Treasury Strips Coupon	2.324(s)	05/15/42	1,195	502,133
U.S. Treasury Strips Coupon	2.335(s)	08/15/44	1,620	607,373
U.S. Treasury Strips Coupon	2.395(s)	11/15/43	2	778
U.S. Treasury Strips Coupon	2.434(s)	11/15/45	575	202,912
U.S. Treasury Strips Coupon(k)	2.436(s)	02/15/46	415	144,683
U.S. Treasury Strips Coupon	2.498(s)	11/15/42	16,900	6,915,137
U.S. Treasury Strips Coupon	3.863(s)	11/15/41	3,405	1,471,066
U.S. Treasury Strips Coupon	3.930(s)	02/15/41	1,400	629,617
U.S. Treasury Strips Coupon	4.608(s)	11/15/48	95	28,942

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strips Coupon	4.652%(s)	05/15/49	1,210	$359,171
U.S. Treasury Strips Coupon	4.924(s)	02/15/49	280	84,252

TOTAL U.S. TREASURY OBLIGATIONS (cost $170,540,997)				144,994,278

			Shares
AFFILIATED EXCHANGE-TRADED FUND 3.1%
PGIM AAA CLO ETF(a) (cost $66,242,130)(wa)			1,293,750	66,654,000

TOTAL LONG-TERM INVESTMENTS (cost $2,310,345,624)				2,189,297,580

SHORT-TERM INVESTMENTS 3.3%

AFFILIATED MUTUAL FUNDS 3.3%
PGIM Core Government Money Market Fund (7-day effective yield 4.511%)(wa)			19,656,678	19,656,678
PGIM Institutional Money Market Fund (7-day effective yield 4.593%) (cost $51,574,797; includes $51,444,299 of cash collateral for securities on loan)(b)(wa)			51,606,493	51,575,529

TOTAL AFFILIATED MUTUAL FUNDS (cost $71,231,475)				71,232,207

OPTIONS PURCHASED*~ 0.0% (cost $1,013)				8,833

TOTAL SHORT-TERM INVESTMENTS (cost $71,232,488)				71,241,040

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.3% (cost $2,381,578,112)				2,260,538,620

See Notes to Financial Statements.

PGIM Core Bond Fund 51

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Value

OPTIONS WRITTEN*~ (0.0)% (premiums received $18,850)	$(22,270)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 104.3% (cost $2,381,559,262)	2,260,516,350
Liabilities in excess of other assets(z) (4.3)%	(92,662,660)

NET ASSETS 100.0%	$2,167,853,690

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $50,395,298; cash collateral of $51,444,299 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.000%	TBA	03/13/25	$(1,000)	$(778,320)
Federal National Mortgage Assoc.	4.000%	TBA	02/13/25	(4,500)	(4,114,688)
Federal National Mortgage Assoc.	4.500%	TBA	03/13/25	(4,000)	(3,761,094)
Federal National Mortgage Assoc.	5.500%	TBA	03/13/25	(8,500)	(8,384,240)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $17,019,297)					$(17,038,342)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$98.00	8	20	$800

(cost $1,013)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
7-Year Interest Rate Swap, 04/09/32	Put	JPM	04/07/25	4.30%	1 Day SOFR(A)/ 4.380%	4.30%(A)	1,755	$8,033

(cost $0)
Total Options Purchased (cost $1,013)								$8,833

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$96.50	8	20	$(3,650)
3 Month SOFR	Put	12/12/25	$96.50	8	20	(12,150)

Total Exchange Traded (premiums received $18,850)						$(15,800)

See Notes to Financial Statements.

PGIM Core Bond Fund 53

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
7-Year Interest Rate Swap, 04/09/32	Put	JPM	04/07/25	4.54%	4.54%(A)	1 Day SOFR(A)/ 4.380%	3,510	$(6,470)

(premiums received $0)
Total Options Written (premiums received $18,850)								$(22,270)

Futures contracts outstanding at January 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
593	2 Year U.S. Treasury Notes	Mar. 2025	$121,935,625	$(23,644)
399	5 Year U.S. Treasury Notes	Mar. 2025	42,449,861	(40,674)
492	10 Year U.S. Treasury Notes	Mar. 2025	53,551,125	(264,185)
102	10 Year U.S. Ultra Treasury Notes	Mar. 2025	11,360,250	(258,701)
556	20 Year U.S. Treasury Bonds	Mar. 2025	63,331,875	663,121
16	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	1,895,500	(13,025)

				$62,892

Credit default swap agreements outstanding at January 31, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	3,530	$(2,493)	$(746)	$(1,747)	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	1,175	(830)	(247)	(583)	BARC

					$(3,323)	$(993)	$(2,330)

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Credit default swap agreements outstanding at January 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	12/20/25	1.000%(Q)		2,470	0.283%	$18,418	$15,670	$2,748	GSI
Citigroup, Inc.	12/20/25	1.000%(Q)		2,470	0.237%	19,424	15,886	3,538	GSI
Hellenic Republic	06/20/27	1.000%(Q)		545	0.297%	9,391	9,059	332	BARC
Hellenic Republic	12/20/27	1.000%(Q)		410	0.343%	7,846	7,477	369	BARC
Kingdom of Norway	12/20/25	—%(Q)		5,500	0.038%	(1,820)	(2,401)	581	BARC
Morgan Stanley	12/20/25	1.000%(Q)		2,470	0.236%	19,446	15,670	3,776	GSI
U.S. Treasury Notes	03/20/25	0.250%(Q)	EUR	2,390	0.115%	1,183	434	749	BARC

						$73,888	$61,795	$12,093

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	5,490	0.483%	$127,837	$131,081	$3,244

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced

See Notes to Financial Statements.

PGIM Core Bond Fund 55

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at January 31, 2025:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
10,388	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 4.380%	$—	$(14,434)	$(14,434)
13,356	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 4.380%	—	3,889	3,889
30,246	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 4.380%	—	2,843	2,843
52,635	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 4.380%	—	128,827	128,827
40,800	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.380%	—	(120,370)	(120,370)
26,965	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.380%	—	(100,567)	(100,567)
2,245	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.380%	415	(21,248)	(21,663)
48,850	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.380%	13,840	241,127	227,287

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Interest rate swap agreements outstanding at January 31, 2025 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
30,400	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.380%	$(32,323)	$(44,835)	$(12,512)
2,800	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.380%	1,278,108	1,343,465	65,357

				$1,260,040	$1,418,697	$158,657

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at January 31, 2025:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -54bps(T)/ 3.790%	JPM	03/20/25	(8,534)	$779,786	$—	$779,786
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 4.560%	JPM	02/04/25	16,665	(1,596,792)	—	(1,596,792)
U.S. Treasury Bond(T)	1 Day USOIS +26bps(T)/ 4.590%	BOA	03/11/25	29,165	(3,334,795)	—	(3,334,795)
U.S. Treasury Bond(T)	1 Day USOIS +28bps(T)/ 4.610%	JPM	04/28/25	40,665	(1,478,508)	—	(1,478,508)
U.S. Treasury Bond(T)	1 Day USOIS +28bps(T)/ 4.610%	JPM	05/06/25	19,925	(1,011,466)	—	(1,011,466)

					$(6,641,775)	$—	$(6,641,775)

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

See Notes to Financial Statements.

PGIM Core Bond Fund 57

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$64,196	$(3,394)	$791,879	$(7,423,891)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$5,906,851

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$132,087,634	$—
Collateralized Loan Obligations	—	233,017,052	—
Consumer Loans	—	24,356,691	—
Credit Cards	—	2,050,819	—
Equipment	—	1,540,476	—
Home Equity Loans	—	15,822,037	—
Other	—	980,102	—
Student Loans	—	4,004,647	—
Commercial Mortgage-Backed Securities	—	276,368,942	—
Corporate Bonds	—	653,792,631	—
Municipal Bonds	—	11,764,502	—
Residential Mortgage-Backed Securities	—	53,936,737	—
Sovereign Bonds	—	20,304,332	—
U.S. Government Agency Obligations	—	547,622,700	—

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
U.S. Treasury Obligations	$—	$144,994,278	$—
Affiliated Exchange-Traded Fund	66,654,000	—	—
Short-Term Investments
Affiliated Mutual Funds	71,232,207	—	—
Options Purchased	800	8,033	—

Total	$137,887,007	$2,122,651,613	$—

Liabilities
Options Written	$(15,800)	$(6,470)	$—

Other Financial Instruments*
Assets
Futures Contracts	$663,121	$—	$—
Centrally Cleared Credit Default Swap Agreement	—	3,244	—
OTC Credit Default Swap Agreements	—	75,708	—
Centrally Cleared Interest Rate Swap Agreements	—	428,203	—
OTC Total Return Swap Agreement	—	779,786	—

Total	$663,121	$1,286,941	$—

Liabilities
Forward Commitment Contracts	$—	$(17,038,342)	$—
Futures Contracts	(600,229)	—	—
OTC Credit Default Swap Agreements	—	(5,143)	—
Centrally Cleared Interest Rate Swap Agreements	—	(269,546)	—
OTC Total Return Swap Agreements	—	(7,421,561)	—

Total	$(600,229)	$(24,734,592)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2025 were as follows:

U.S. Government Agency Obligations	25.3%
Commercial Mortgage-Backed Securities	12.7
Collateralized Loan Obligations	10.8
Banks	8.6
U.S. Treasury Obligations	6.7

Automobiles	6.1%
Affiliated Mutual Funds (2.4% represents investments purchased with collateral from securities on loan)	3.3
Affiliated Exchange-Traded Fund	3.1

See Notes to Financial Statements.

PGIM Core Bond Fund 59

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Industry Classification (continued):

Residential Mortgage-Backed Securities	2.5%
Electric	2.1
Pipelines	1.9
Telecommunications	1.6
Healthcare-Services	1.5
Real Estate Investment Trusts (REITs)	1.5
Oil & Gas	1.5
Auto Manufacturers	1.3
Consumer Loans	1.1
Agriculture	1.1
Sovereign Bonds	0.9
Insurance	0.9
Home Equity Loans	0.7
Mining	0.7
Aerospace & Defense	0.7
Pharmaceuticals	0.7
Media	0.6
Diversified Financial Services	0.6
Municipal Bonds	0.5
Packaging & Containers	0.4
Chemicals	0.4
Semiconductors	0.3
Auto Parts & Equipment	0.3
Building Materials	0.3
Computers	0.3
Foods	0.3
Iron/Steel	0.2
Shipbuilding	0.2
Commercial Services	0.2
Engineering & Construction	0.2
Beverages	0.2

Lodging	0.2%
Real Estate	0.2
Student Loans	0.2
Office/Business Equipment	0.2
Biotechnology	0.2
Entertainment	0.1
Retail	0.1
Miscellaneous Manufacturing	0.1
Trucking & Leasing	0.1
Software	0.1
Credit Cards	0.1
Gas	0.1
Transportation	0.1
Multi-National	0.1
Equipment	0.1
Airlines	0.0	*
Other	0.0	*
Forest Products & Paper	0.0	*
Oil & Gas Services	0.0	*
Water	0.0	*
Options Purchased	0.0	*

	104.3
Options Written	(0.0	)*
Liabilities in excess of other assets	(4.3)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2025 as presented in the Statement of Assets and Liabilities:

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$3,244	*	—	$—

Credit contracts	Premiums paid for OTC swap agreements	64,196		Premiums received for OTC swap agreements	3,394

Credit contracts	Unrealized appreciation on OTC swap agreements	12,093		Unrealized depreciation on OTC swap agreements	2,330

Interest rate contracts	Due from/to broker-variation margin futures	663,121	*	Due from/to broker-variation margin futures	600,229	*

Interest rate contracts	Due from/to broker-variation margin swaps	428,203	*	Due from/to broker-variation margin swaps	269,546	*

Interest rate contracts	Unaffiliated investments	8,833		Options written outstanding, at value	22,270

Interest rate contracts	Unrealized appreciation on OTC swap agreements	779,786		Unrealized depreciation on OTC swap agreements	7,421,561

		$1,959,476			$8,319,330

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps

Credit contracts	$—	$—	$—	$772,008

Interest rate contracts	614	2,517	(3,354,490)	(1,160,046)

Total	$614	$2,517	$(3,354,490)	$(388,038)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

See Notes to Financial Statements.

PGIM Core Bond Fund 61

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Swaps

Credit contracts	$—	$—	$—	$(26,727)

Interest rate contracts	7,820	(3,420)	(1,596,773)	(7,756,344)

Total	$7,820	$(3,420)	$(1,596,773)	$(7,783,071)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended January 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$ 338
Options Written (2)	1,183,333
Futures Contracts - Long Positions (2)	251,670,698
Futures Contracts - Short Positions (2)	21,054,192
Interest Rate Swap Agreements (2)	285,060,000
Credit Default Swap Agreements - Buy Protection (2)	5,030,272
Credit Default Swap Agreements - Sell Protection (2)	59,024,353
Total Return Swap Agreements (2)	157,093,376

*	Average volume is based on average quarter end balances for the six months ended January 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$50,395,298	$(50,395,298)	$—

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$19,001	$(5,724)	$13,277	$—	$13,277
BOA	—	(3,334,795)	(3,334,795)	3,334,795	—
GSI	57,288	—	57,288	(57,288)	—
JPM	787,819	(4,093,236)	(3,305,417)	3,305,417	—

	$864,108	$(7,433,755)	$(6,569,647)	$6,582,924	$13,277

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Core Bond Fund 63

PGIM Core Bond Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2025

Assets
Investments at value, including securities on loan of $50,395,298:
Unaffiliated investments (cost $2,244,104,507)	$2,122,652,413
Affiliated investments (cost $137,473,605)	137,886,207
Foreign currency, at value (cost $36,888)	35,495
Receivable for investments sold	49,939,342
Dividends and interest receivable	12,617,508
Receivable for Fund shares sold	4,624,973
Unrealized appreciation on OTC swap agreements	791,879
Premiums paid for OTC swap agreements	64,196
Due from broker—variation margin swaps	45,058
Prepaid expenses	10,998

Total Assets	2,328,668,069

Liabilities
Payable for investments purchased	78,002,821
Payable to broker for collateral for securities on loan	51,444,299
Forward commitment contracts, at value (proceeds receivable $17,019,297)	17,038,342
Unrealized depreciation on OTC swap agreements	7,423,891
Payable for Fund shares purchased	5,140,024
Due to broker—variation margin futures	863,833
Management fee payable	492,948
Accrued expenses and other liabilities	276,891
Dividends payable	59,067
Distribution fee payable	40,711
Options written outstanding, at value (premiums received $18,850)	22,270
Affiliated transfer agent fee payable	5,888
Premiums received for OTC swap agreements	3,394

Total Liabilities	160,814,379

Net Assets	$2,167,853,690

Net assets were comprised of:
Shares of beneficial interest, at par	$251,899
Paid-in capital in excess of par	2,434,833,428
Total distributable earnings (loss)	(267,231,637)

Net assets, January 31, 2025	$2,167,853,690

See Notes to Financial Statements.

PGIM Core Bond Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2025

Class A
Net asset value and redemption price per share, ($168,312,381 ÷ 19,561,870 shares of beneficial interest issued and outstanding)	$8.60
Maximum sales charge (3.25% of offering price)	0.29

Maximum offering price to public	$8.89

Class C
Net asset value, offering price and redemption price per share, ($5,719,123 ÷ 664,342 shares of beneficial interest issued and outstanding)	$8.61

Class R
Net asset value, offering price and redemption price per share, ($21,288 ÷ 2,475 shares of beneficial interest issued and outstanding)	$8.60

Class Z
Net asset value, offering price and redemption price per share, ($494,205,889 ÷ 57,428,803 shares of beneficial interest issued and outstanding)	$8.61

Class R6
Net asset value, offering price and redemption price per share, ($1,499,595,009 ÷ 174,241,374 shares of beneficial interest issued and outstanding)	$8.61

See Notes to Financial Statements.

PGIM Core Bond Fund 65

PGIM Core Bond Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2025

Net Investment Income (Loss)
Income
Interest income	$46,800,360
Affiliated dividend income	1,676,929
Income from securities lending, net (including affiliated income of $19,996)	20,536

Total income	48,497,825

Expenses
Management fee	3,394,701
Distribution fee(a)	243,237
Transfer agent’s fees and expenses (including affiliated expense of $16,516)(a)	277,847
Custodian and accounting fees	71,952
Registration fees(a)	64,881
Shareholders’ reports	63,888
Audit fee	36,470
Professional fees	23,898
Trustees’ fees	17,025
SEC registration fees	15,877
Miscellaneous	31,824

Total expenses	4,241,600
Less: Fee waiver and/or expense reimbursement(a)	(513,780)
Distribution fee waiver(a)	(27)

Net expenses	3,727,793

Net investment income (loss)	44,770,032

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(918))	(8,635,604)
Affiliated net capital gain distributions received	24,361
Futures transactions	(3,354,490)
Options written transactions	2,517
Swap agreement transactions	(388,038)
Foreign currency transactions	(157)

(12,351,411)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $374,971)	(16,599,603)
Futures	(1,596,773)
Options written	(3,420)
Swap agreements	(7,783,071)
Foreign currencies	(1,340)

(25,984,207)

Net gain (loss) on investment and foreign currency transactions	(38,335,618)

Net Increase (Decrease) In Net Assets Resulting From Operations	$6,434,414

See Notes to Financial Statements.

PGIM Core Bond Fund

Statement of Operations (unaudited) (continued)

Six Months Ended January 31, 2025

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6

Distribution fee	214,459	28,697	81	—	—

Transfer agent’s fees and expenses	50,451	3,199	50	206,586	17,561

Registration fees	12,547	7,654	3,530	18,321	22,829

Fee waiver and/or expense reimbursement	(21,396)	(7,836)	(3,566)	(257,705)	(223,277)

Distribution fee waiver	—	—	(27)	—	—

See Notes to Financial Statements.

PGIM Core Bond Fund 67

PGIM Core Bond Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2025	Year Ended July 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$ 44,770,032	$70,743,655
Net realized gain (loss) on investment and foreign currency transactions	(12,375,772)	(30,169,157)
Affiliated net capital gain distributions received	24,361	—
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(25,984,207)	66,213,924

Net increase (decrease) in net assets resulting from operations	6,434,414	106,788,422

Dividends and Distributions
Distributions from distributable earnings
Class A	(3,548,916)	(6,186,905)
Class C	(95,496)	(201,101)
Class R	(411)	(731)
Class Z	(10,340,549)	(17,769,219)
Class R6	(32,992,188)	(51,641,576)

	(46,977,560)	(75,799,532)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	450,906,225	755,194,198
Net asset value of shares issued in reinvestment of dividends and distributions	46,599,902	75,165,046
Cost of shares purchased	(245,479,301)	(479,036,206)

Net increase (decrease) in net assets from Fund share transactions	252,026,826	351,323,038

Total increase (decrease)	211,483,680	382,311,928

Net Assets:
Beginning of period	1,956,370,010	1,574,058,082

End of period	$2,167,853,690	$1,956,370,010

See Notes to Financial Statements.

PGIM Core Bond Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended January 31,		Year Ended July 31,
	2025		2024	2023		2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.76		$8.62	$9.21		$10.53	$10.78	$10.09
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.33	0.27		0.16	0.15	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.15)		0.17	(0.57)		(1.29)	(0.13)	0.74
Total from investment operations	0.02		0.50	(0.30)		(1.13)	0.02	0.95
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.36)	(0.29)		(0.19)	(0.20)	(0.26)
Tax return of capital distributions	-		-	(-	)(b)	-	-	-
Distributions from net realized gains	-		-	-		-	(0.07)	(-	)(b)
Total dividends and distributions	(0.18)		(0.36)	(0.29)		(0.19)	(0.27)	(0.26)
Net asset value, end of period	$8.60		$8.76	$8.62		$9.21	$10.53	$10.78
Total Return(c):	0.24%		5.97%	(3.20)%		(10.81)%	0.17%	9.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$168,312		$160,305	$141,074		$148,963	$216,235	$181,510
Average net assets (000)	$170,169		$147,083	$140,822		$180,069	$202,963	$119,286
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.64	%(e)	0.65%	0.65%		0.65%	0.66%	0.70%
Expenses before waivers and/or expense reimbursement	0.66	%(e)	0.68%	0.68%		0.68%	0.69%	0.75%
Net investment income (loss)	3.93	%(e)	3.90%	3.07%		1.62%	1.42%	2.01%
Portfolio turnover rate(f)(g)	54%		125%	207%		141%	117%	90%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Annualized.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Core Bond Fund 69

PGIM Core Bond Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended January 31,		Year Ended July 31,
	2025		2024	2023		2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.76		$8.63	$9.21		$10.53	$10.79	$10.10
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.26	0.20		0.08	0.07	0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.14)		0.16	(0.56)		(1.29)	(0.15)	0.74
Total from investment operations	-		0.42	(0.36)		(1.21)	(0.08)	0.87
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.29)	(0.22)		(0.11)	(0.11)	(0.18)
Tax return of capital distributions	-		-	(-	)(b)	-	-	-
Distributions from net realized gains	-		-	-		-	(0.07)	(-	)(b)
Total dividends and distributions	(0.15)		(0.29)	(0.22)		(0.11)	(0.18)	(0.18)
Net asset value, end of period	$8.61		$8.76	$8.63		$9.21	$10.53	$10.79
Total Return(c):	(0.05)%		5.01%	(3.87)%		(11.52)%	(0.71)%	8.68%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,719		$5,724	$5,920		$5,692	$7,664	$8,596
Average net assets (000)	$5,693		$5,899	$5,784		$6,519	$8,268	$6,244
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.45	%(e)	1.45%	1.45%		1.45%	1.45%	1.45%
Expenses before waivers and/or expense reimbursement	1.72	%(e)	1.71%	1.74%		1.64%	1.60%	1.78%
Net investment income (loss)	3.12	%(e)	3.10%	2.28%		0.84%	0.64%	1.25%
Portfolio turnover rate(f)(g)	54%		125%	207%		141%	117%	90%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Annualized.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Core Bond Fund

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended January 31,		Year Ended July 31,
	2025		2024	2023		2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.75		$8.62	$9.20		$10.52	$10.78	$10.09
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.31	0.24		0.13	0.12	0.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.14)		0.15	(0.56)		(1.29)	(0.14)	0.73
Total from investment operations	0.02		0.46	(0.32)		(1.16)	(0.02)	0.92
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.33)	(0.26)		(0.16)	(0.17)	(0.23)
Tax return of capital distributions	-		-	(-	)(b)	-	-	-
Distributions from net realized gains	-		-	-		-	(0.07)	(-	)(b)
Total dividends and distributions	(0.17)		(0.33)	(0.26)		(0.16)	(0.24)	(0.23)
Net asset value, end of period	$8.60		$8.75	$8.62		$9.20	$10.52	$10.78
Total Return(c):	0.20%		5.53%	(3.39)%		(11.10)%	(0.22)%	9.23%

Ratios/Supplemental Data:
Net assets, end of period (000)	$21		$21	$18		$18	$21	$18
Average net assets (000)	$21		$19	$17		$19	$18	$17
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.95	%(e)	0.95%	0.95%		0.95%	0.95%	0.95%
Expenses before waivers and/or expense reimbursement	34.44	%(e)	39.64%	39.10%		38.21%	55.36%	102.99%
Net investment income (loss)	3.62	%(e)	3.60%	2.77%		1.34%	1.13%	1.80%
Portfolio turnover rate(f)(g)	54%		125%	207%		141%	117%	90%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Annualized.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Core Bond Fund 71

PGIM Core Bond Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended January 31,		Year Ended July 31,
	2025		2024	2023		2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.76		$8.62	$9.21		$10.53	$10.78	$10.09
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.36	0.30		0.20	0.19	0.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.14)		0.17	(0.57)		(1.30)	(0.14)	0.73
Total from investment operations	0.05		0.53	(0.27)		(1.10)	0.05	0.98
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.39)	(0.32)		(0.22)	(0.23)	(0.29)
Tax return of capital distributions	-		-	(-	)(b)	-	-	-
Distributions from net realized gains	-		-	-		-	(0.07)	(-	)(b)
Total dividends and distributions	(0.20)		(0.39)	(0.32)		(0.22)	(0.30)	(0.29)
Net asset value, end of period	$8.61		$8.76	$8.62		$9.21	$10.53	$10.78
Total Return(c):	0.52%		6.18%	(2.78)%		(10.53)%	0.41%	9.98%

Ratios/Supplemental Data:
Net assets, end of period (000)	$494,206		$399,522	$363,763		$291,666	$276,537	$282,256
Average net assets (000)	$461,186		$392,772	$311,324		$279,332	$285,073	$220,426
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.33	%(e)	0.33%	0.33%		0.33%	0.33%	0.35%
Expenses before waivers and/or expense reimbursement	0.44	%(e)	0.45%	0.47%		0.47%	0.46%	0.49%
Net investment income (loss)	4.24	%(e)	4.22%	3.40%		1.99%	1.76%	2.38%
Portfolio turnover rate(f)(g)	54%		125%	207%		141%	117%	90%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Annualized.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Core Bond Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2025		2024	2023		2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.76		$8.62	$9.21		$10.53	$10.79	$10.10
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.36	0.30		0.20	0.19	0.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.14)		0.17	(0.57)		(1.30)	(0.15)	0.73
Total from investment operations	0.05		0.53	(0.27)		(1.10)	0.04	0.98
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.39)	(0.32)		(0.22)	(0.23)	(0.29)
Tax return of capital distributions	-		-	(-	)(b)	-	-	-
Distributions from net realized gains	-		-	-		-	(0.07)	(-	)(b)
Total dividends and distributions	(0.20)		(0.39)	(0.32)		(0.22)	(0.30)	(0.29)
Net asset value, end of period	$8.61		$8.76	$8.62		$9.21	$10.53	$10.79
Total Return(c):	0.52%		6.20%	(2.77)%		(10.52)%	0.42%	10.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,499,595		$1,390,798	$1,063,282		$1,024,671	$944,968	$716,750
Average net assets (000)	$1,467,323		$1,141,091	$1,000,004		$1,045,549	$836,649	$595,755
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.32	%(e)	0.32%	0.32%		0.32%	0.32%	0.33%
Expenses before waivers and/or expense reimbursement	0.35	%(e)	0.36%	0.35%		0.35%	0.36%	0.38%
Net investment income (loss)	4.25	%(e)	4.23%	3.40%		1.98%	1.76%	2.39%
Portfolio turnover rate(f)(g)	54%		125%	207%		141%	117%	90%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Annualized.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

PGIM Core Bond Fund 73

PGIM Core Bond Fund

Financial Highlights (unaudited) (continued)

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Corporate Bond Fund

Schedule of Investments (unaudited)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 97.0%

COMMERCIAL MORTGAGE-BACKED SECURITIES 8.2%
BANK,
Series 2019-BN16, Class A3	3.741%	02/15/52	200	$192,297
Benchmark Mortgage Trust,
Series 2019-B09, Class A4	3.751	03/15/52	198	189,864
CCUBS Commercial Mortgage Trust,
Series 2017-C01, Class A3	3.283(cc)	11/15/50	250	238,333
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A2	3.585	12/10/54	264	256,885
Citigroup Commercial Mortgage Trust,
Series 2016-GC37, Class A3	3.050	04/10/49	137	134,939
Deutsche Bank Commercial Mortgage Trust,
Series 2017-C06, Class A3	3.269	06/10/50	8	7,938
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A4	3.224	07/15/50	100	96,286
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class A3	3.058	05/15/49	179	176,546
Series 2016-C31, Class A4	2.840	11/15/49	270	262,906
Wells Fargo Commercial Mortgage Trust,
Series 2017-C40, Class A3	3.317	10/15/50	200	192,610

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,804,088)				1,748,604

CORPORATE BONDS 88.3%

Aerospace & Defense 1.0%
Boeing Co. (The),
Sr. Unsec’d. Notes	3.250	02/01/28	30	28,460
Sr. Unsec’d. Notes	5.930	05/01/60	145	135,218
HEICO Corp.,
Gtd. Notes	5.350	08/01/33	50	49,868

				213,546

Agriculture 2.2%
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	100	92,365
Gtd. Notes	4.700	04/02/27	50	49,884
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A, MTN	5.500	02/01/30	200	201,897

See Notes to Financial Statements.

PGIM Corporate Bond Fund 75

PGIM Corporate Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Agriculture (cont’d.)
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group,
Gtd. Notes, 144A	5.950%	04/20/35	20	$20,222
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	5.375	02/15/33	100	100,265

				464,633

Airlines 0.7%
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	80	80,456
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	40	39,455
Sr. Sec’d. Notes, 144A	4.625	04/15/29	25	24,010

				143,921

Auto Manufacturers 2.1%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	4.950	05/28/27	200	198,524
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	5.400	05/08/27	60	60,606
Sr. Unsec’d. Notes	5.800	01/07/29	20	20,375
Stellantis Finance US, Inc.,
Gtd. Notes, 144A	2.691	09/15/31	205	170,647

				450,152

Banks 23.2%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes	3.800	02/23/28	200	192,844
Bank of America Corp.,
Sr. Unsec’d. Notes	2.572(ff)	10/20/32	320	271,900
Sr. Unsec’d. Notes, MTN	1.898(ff)	07/23/31	305	258,732
Sr. Unsec’d. Notes, MTN	2.087(ff)	06/14/29	45	41,061
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	240	234,580
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	5.335(ff)	09/10/35	200	193,666
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	2.159(ff)	09/15/29	200	180,375

See Notes to Financial Statements.

PGIM Corporate Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Citigroup, Inc.,
Sr. Unsec’d. Notes	2.561%(ff)	05/01/32	155	$132,322
Sr. Unsec’d. Notes	3.057(ff)	01/25/33	85	73,519
Sub. Notes	6.020(ff)	01/24/36	100	100,167
Comerica, Inc.,
Sr. Unsec’d. Notes	5.982(ff)	01/30/30	57	57,555
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	65	54,185
Sr. Unsec’d. Notes	2.908(ff)	07/21/42	200	139,796
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	20	19,324
Sr. Unsec’d. Notes	5.016(ff)	10/23/35	60	57,682
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	6.208(ff)	08/21/29	109	112,850
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	1.953(ff)	02/04/32	300	251,265
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	150	132,557
Sr. Unsec’d. Notes	2.545(ff)	11/08/32	90	76,429
Sr. Unsec’d. Notes	3.882(ff)	07/24/38	35	29,912
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	235	231,263
Sr. Unsec’d. Notes	5.336(ff)	01/23/35	25	24,945
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	515	430,024
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	225	220,061
Sr. Unsec’d. Notes, MTN	5.831(ff)	04/19/35	65	66,597
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	6.875(ff)	10/20/34	25	27,372
Societe Generale SA (France),
Gtd. Notes, 144A	2.797(ff)	01/19/28	255	243,160
Sr. Non-Preferred Notes, 144A	1.488(ff)	12/14/26	200	193,941
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29	30	32,101
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	1.305(ff)	02/02/27	250	241,174
Wells Fargo & Co.,
Sr. Unsec’d. Notes	6.491(ff)	10/23/34	35	37,335
Sr. Unsec’d. Notes, MTN	2.393(ff)	06/02/28	240	226,775
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	410	363,449

				4,948,918

See Notes to Financial Statements.

PGIM Corporate Bond Fund 77

PGIM Corporate Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Beverages 1.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.900%	02/01/46	172	$153,992
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A	2.750	07/15/26	100	96,793
Constellation Brands, Inc.,
Sr. Unsec’d. Notes	2.875	05/01/30	30	26,814

				277,599

Biotechnology 0.5%
Amgen, Inc.,
Sr. Unsec’d. Notes	5.600	03/02/43	70	68,366
Sr. Unsec’d. Notes	5.750	03/02/63	30	28,946

				97,312

Building Materials 0.2%
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes	5.150	12/01/34	25	24,516
Sr. Unsec’d. Notes	5.500	12/01/54	15	14,172

				38,688

Chemicals 0.5%
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes	4.725	11/15/28	30	29,956
Sr. Unsec’d. Notes	5.319	11/15/38	20	20,149
Sr. Unsec’d. Notes	5.419	11/15/48	5	4,990
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A	3.148	06/04/30	20	17,878
Sr. Unsec’d. Notes, 144A	4.750	06/01/28	40	39,361

				112,334

Commercial Services 1.5%
California Institute of Technology,
Sr. Unsec’d. Notes	4.700	11/01/2111	50	40,707
ERAC USA Finance LLC,
Gtd. Notes, 144A	4.900	05/01/33	110	106,715

See Notes to Financial Statements.

PGIM Corporate Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

Massachusetts Institute of Technology,
Unsec’d. Notes	3.885%	07/01/2116	100	$69,861
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes	3.610	02/15/2119	160	104,478

				321,761

Computers 0.6%
Accenture Capital, Inc.,
Gtd. Notes	4.500	10/04/34	70	66,626
Leidos, Inc.,
Gtd. Notes	2.300	02/15/31	35	29,600
Gtd. Notes	4.375	05/15/30	30	28,771

				124,997

Distribution/Wholesale 0.4%
LKQ Corp.,
Gtd. Notes	6.250	06/15/33	75	77,030

Diversified Financial Services 1.8%
Ally Financial, Inc.,
Sr. Unsec’d. Notes	5.543(ff)	01/17/31	25	24,914
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	7.200	12/12/28	50	52,422
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	2.625	10/15/31	100	84,665
LPL Holdings, Inc.,
Gtd. Notes	6.750	11/17/28	30	31,628
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes	2.172	07/14/28	200	181,753

				375,382

Electric 9.7%
AEP Texas, Inc.,
Sr. Unsec’d. Notes	3.450	05/15/51	65	43,136
Commonwealth Edison Co.,
First Mortgage	4.700	01/15/44	100	88,063

See Notes to Financial Statements.

PGIM Corporate Bond Fund 79

PGIM Corporate Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Dominion Energy South Carolina, Inc.,
First Mortgage	4.600%	06/15/43	150	$130,535
Duke Energy Carolinas LLC,
First Mortgage	3.450	04/15/51	50	34,315
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A	5.450	07/15/44	100	95,401
Florida Power & Light Co.,
First Mortgage	5.600	06/15/54	55	54,275
Liberty Utilities Finance GP 1,
Gtd. Notes, 144A	2.050	09/15/30	230	193,837
MidAmerican Energy Co.,
First Mortgage	3.950	08/01/47	20	15,563
Mississippi Power Co.,
Sr. Unsec’d. Notes, Series 12-A	4.250	03/15/42	140	116,535
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	2.250	06/01/30	22	19,133
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A	2.000	12/02/25	35	34,155
Pacific Gas & Electric Co.,
First Mortgage	3.950	12/01/47	100	71,486
First Mortgage	4.000	12/01/46	100	72,013
PacifiCorp,
First Mortgage	4.125	01/15/49	100	76,416
PPL Electric Utilities Corp.,
First Mortgage	4.750	07/15/43	100	89,591
Progress Energy, Inc.,
Sr. Unsec’d. Notes	7.000	10/30/31	100	111,123
Public Service Co. of Colorado,
First Mortgage	5.750	05/15/54	40	39,430
Public Service Electric & Gas Co.,
Sr. Sec’d. Notes, MTN	3.650	09/01/42	75	58,343
Puget Energy, Inc.,
Sr. Sec’d. Notes	3.650	05/15/25	400	397,808
Puget Sound Energy, Inc.,
First Mortgage	2.893	09/15/51	20	12,189
San Diego Gas & Electric Co.,
First Mortgage	4.300	04/01/42	75	60,454
Southern California Edison Co.,
First Ref. Mortgage	5.500	03/15/40	200	185,685

See Notes to Financial Statements.

PGIM Corporate Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes	3.300%	12/01/49	45	$30,316
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A	3.700	01/30/27	45	43,839

				2,073,641

Electronics 0.1%
Honeywell International, Inc.,
Sr. Unsec’d. Notes	5.350	03/01/64	35	32,902

Engineering & Construction 1.0%
MasTec, Inc.,
Gtd. Notes, 144A	4.500	08/15/28	55	53,482
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	5.500	07/31/47	200	159,030

				212,512

Entertainment 0.5%
Warnermedia Holdings, Inc.,
Gtd. Notes	5.050	03/15/42	45	36,215
Gtd. Notes	5.141	03/15/52	85	63,405

				99,620

Foods 1.2%
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes	3.000	02/02/29	35	32,209
Gtd. Notes	3.000	05/15/32	55	46,354
Mars, Inc.,
Sr. Unsec’d. Notes, 144A	2.375	07/16/40	20	13,299
Smithfield Foods, Inc.,
Gtd. Notes, 144A	2.625	09/13/31	205	172,118

				263,980

See Notes to Financial Statements.

PGIM Corporate Bond Fund 81

PGIM Corporate Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Gas 0.4%
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes	5.400%	07/01/34	40	$39,854
Southern California Gas Co.,
First Mortgage	5.050	09/01/34	40	39,001

				78,855

Hand/Machine Tools 0.1%
Regal Rexnord Corp.,
Gtd. Notes	6.050	02/15/26	30	30,268

Healthcare-Services 3.9%
AHS Hospital Corp.,
Sr. Unsec’d. Notes, Series 2021	2.780	07/01/51	30	18,441
Cigna Group (The),
Gtd. Notes	4.900	12/15/48	30	25,675
Elevance Health, Inc.,
Sr. Unsec’d. Notes	4.625	05/15/42	100	86,802
Sr. Unsec’d. Notes	5.850	11/01/64	50	48,131
HCA, Inc.,
Gtd. Notes	3.125	03/15/27	40	38,586
Gtd. Notes	5.450	09/15/34	25	24,460
Laboratory Corp. of America Holdings,
Gtd. Notes	4.800	10/01/34	75	71,114
Mayo Clinic,
Unsec’d. Notes	3.774	11/15/43	85	68,997
Piedmont Healthcare, Inc.,
Sec’d. Notes, Series 2042	2.719	01/01/42	55	38,378
Sentara Health,
Sr. Unsec’d. Notes, Series 2021	2.927	11/01/51	100	63,145
Texas Health Resources,
Sec’d. Notes	4.330	11/15/55	130	107,060
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.050	05/15/41	80	57,766
Sr. Unsec’d. Notes	3.250	05/15/51	90	59,303
Sr. Unsec’d. Notes	4.750	05/15/52	45	38,490
Sr. Unsec’d. Notes	5.750	07/15/64	25	24,266
Sr. Unsec’d. Notes	6.875	02/15/38	55	62,016

				832,630

See Notes to Financial Statements.

PGIM Corporate Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance 3.0%
Arch Capital Finance LLC,
Gtd. Notes	5.031%	12/15/46	50	$44,221
Arthur J Gallagher & Co.,
Sr. Unsec’d. Notes	5.150	02/15/35	20	19,450
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.900	05/01/29	40	38,275
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes	3.650	04/05/27	45	43,870
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes	3.125	10/15/52	95	57,807
Sr. Unsec’d. Notes	3.500	10/15/50	60	40,247
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	5.625	08/16/32	90	90,892
Sr. Unsec’d. Notes	6.000	12/07/33	37	37,990
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	5.500	06/15/52	50	45,581
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes	5.000	03/15/35	150	146,321
MetLife, Inc.,
Sr. Unsec’d. Notes	5.000	07/15/52	30	27,005
Unum Group,
Sr. Unsec’d. Notes	6.000	06/15/54	55	54,277

				645,936

Internet 0.3%
Meta Platforms, Inc.,
Sr. Unsec’d. Notes	5.400	08/15/54	20	19,355
Uber Technologies, Inc.,
Sr. Unsec’d. Notes	4.800	09/15/34	40	38,327

				57,682

Machinery-Diversified 0.4%
Flowserve Corp.,
Sr. Unsec’d. Notes	2.800	01/15/32	55	46,748

See Notes to Financial Statements.

PGIM Corporate Bond Fund 83

PGIM Corporate Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Machinery-Diversified (cont’d.)

Ingersoll Rand, Inc.,
Sr. Unsec’d. Notes	5.700%	08/14/33	10	$10,232

Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	5.611	03/11/34	20	20,239

				77,219

Media 1.8%

Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.500	03/01/42	15	10,207
Sr. Sec’d. Notes	5.375	04/01/38	130	116,234
Sr. Sec’d. Notes	6.384	10/23/35	30	30,028

Comcast Corp.,
Gtd. Notes	5.350	05/15/53	45	41,113
Gtd. Notes	5.500	05/15/64	80	73,240

Cox Communications, Inc.,
Gtd. Notes, 144A	1.800	10/01/30	25	20,599
Gtd. Notes, 144A	2.950	10/01/50	35	20,147
Sr. Unsec’d. Notes, 144A	2.600	06/15/31	60	50,587

Discovery Communications LLC,
Gtd. Notes	3.950	06/15/25	28	27,895

				390,050

Mining 1.5%

Barrick North America Finance LLC (Canada),
Gtd. Notes	7.500	09/15/38	75	86,247

Freeport-McMoRan, Inc.,
Gtd. Notes	4.375	08/01/28	200	195,063

Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes	5.350	03/15/34	45	45,014

				326,324

Miscellaneous Manufacturing 0.3%

Pentair Finance Sarl,
Gtd. Notes	4.500	07/01/29	65	63,552

See Notes to Financial Statements.

PGIM Corporate Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas 2.7%

Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A	4.000%	01/15/31	150	$138,860

Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	5.850	02/01/35	10	9,998
Sr. Unsec’d. Notes	6.250	03/15/38	50	50,923
Sr. Unsec’d. Notes, 144A	5.000	12/15/29	5	4,931

Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	2.650	01/15/32	40	33,317
Sr. Unsec’d. Notes	5.250	06/15/37	21	19,719
Sr. Unsec’d. Notes	5.400	06/15/47	9	8,044

ConocoPhillips Co.,
Gtd. Notes	4.300	11/15/44	55	45,648
Gtd. Notes	5.000	01/15/35	10	9,710

Devon Energy Corp.,
Sr. Unsec’d. Notes	5.000	06/15/45	55	46,072

Diamondback Energy, Inc.,
Gtd. Notes	4.400	03/24/51	45	34,877
Gtd. Notes	6.250	03/15/33	75	78,191

Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	5.550	10/01/34	25	24,327

Permian Resources Operating LLC,
Gtd. Notes, 144A	6.250	02/01/33	25	25,064

Petroleos Mexicanos (Mexico),
Gtd. Notes	6.350	02/12/48	60	39,513

				569,194

Packaging & Containers 1.2%

AptarGroup, Inc.,
Sr. Unsec’d. Notes	3.600	03/15/32	20	17,913

Berry Global, Inc.,
Sr. Sec’d. Notes	1.570	01/15/26	80	77,520

Graphic Packaging International LLC,
Sr. Sec’d. Notes, 144A	1.512	04/15/26	75	71,743

Sealed Air Corp.,
Sr. Sec’d. Notes, 144A	1.573	10/15/26	85	80,263

				247,439

See Notes to Financial Statements.

PGIM Corporate Bond Fund 85

PGIM Corporate Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals 1.6%

AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050%	11/21/39	95	$81,531
Sr. Unsec’d. Notes	4.250	11/21/49	20	16,362
Sr. Unsec’d. Notes	4.400	11/06/42	60	52,196

Cardinal Health, Inc.,
Sr. Unsec’d. Notes	5.350	11/15/34	75	74,111

Utah Acquisition Sub, Inc.,
Gtd. Notes	3.950	06/15/26	85	83,793
Gtd. Notes	5.250	06/15/46	20	16,781

Viatris, Inc.,
Gtd. Notes	3.850	06/22/40	25	18,738

				343,512

Pipelines 7.8%

Boardwalk Pipelines LP,
Gtd. Notes	3.400	02/15/31	100	89,486

Colonial Enterprises, Inc.,
Gtd. Notes, 144A	3.250	05/15/30	90	81,667

Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A	6.036	11/15/33	70	71,847

DCP Midstream Operating LP,
Gtd. Notes	5.125	05/15/29	115	114,988

El Paso Natural Gas Co. LLC,
Gtd. Notes, 144A	3.500	02/15/32	95	82,807

Energy Transfer LP,
Sr. Unsec’d. Notes	5.400	10/01/47	150	134,341
Sr. Unsec’d. Notes	6.250	04/15/49	25	24,974
Sr. Unsec’d. Notes, Series 20Y	5.800	06/15/38	15	14,846

EnLink Midstream LLC,
Gtd. Notes, 144A	6.500	09/01/30	25	26,322

Enterprise Products Operating LLC,
Gtd. Notes	4.800	02/01/49	40	34,710
Gtd. Notes	4.850	03/15/44	100	89,624

Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A	2.300	10/01/31	100	82,278

Kinder Morgan, Inc.,
Sr. Unsec’d. Notes	5.100	08/01/29	140	140,153

MPLX LP,
Sr. Unsec’d. Notes	4.000	03/15/28	45	43,786

See Notes to Financial Statements.

PGIM Corporate Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
MPLX LP, (cont’d.)
Sr. Unsec’d. Notes	4.950%	03/14/52	80	$67,008
Sr. Unsec’d. Notes	5.200	12/01/47	75	66,272
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	45	40,841
Gtd. Notes	4.350	03/15/29	2	1,948
Gtd. Notes	4.500	03/15/50	30	23,532
Gtd. Notes	4.950	07/13/47	50	42,173
Gtd. Notes	5.650	11/01/28	10	10,218
Gtd. Notes	6.625	09/01/53	40	41,827
Targa Resources Corp.,
Gtd. Notes	4.950	04/15/52	20	16,846
Gtd. Notes	5.500	02/15/35	50	49,334
Gtd. Notes	6.125	03/15/33	40	41,331
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.950	05/15/50	80	59,080
Western Midstream Operating LP,
Sr. Unsec’d. Notes	6.350	01/15/29	65	67,303
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.650	08/15/32	105	100,164
Sr. Unsec’d. Notes	5.300	08/15/52	15	13,648

				1,673,354

Real Estate 0.9%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A	4.125	02/01/29	200	192,480

Real Estate Investment Trusts (REITs) 6.3%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes	5.250	05/15/36	20	19,360
Gtd. Notes	5.500	10/01/35	25	24,847
American Tower Corp.,
Sr. Unsec’d. Notes	3.800	08/15/29	30	28,450
Sr. Unsec’d. Notes	5.200	02/15/29	85	85,463
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	4.050	07/01/30	15	14,171
Sr. Unsec’d. Notes	4.125	06/15/26	200	198,218

See Notes to Financial Statements.

PGIM Corporate Bond Fund 87

PGIM Corporate Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
Broadstone Net Lease LLC,
Gtd. Notes	2.600%	09/15/31	160	$133,071
Crown Castle, Inc.,
Sr. Unsec’d. Notes	4.800	09/01/28	100	99,377
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	4.000	01/15/31	170	156,237
Gtd. Notes	5.250	06/01/25	60	59,995
Phillips Edison Grocery Center Operating Partnership I LP,
Gtd. Notes	2.625	11/15/31	115	96,976
Prologis LP,
Sr. Unsec’d. Notes	1.750	02/01/31	50	41,631
Sr. Unsec’d. Notes	5.250	03/15/54	35	32,778
Sun Communities Operating LP,
Gtd. Notes	2.300	11/01/28	85	77,022
Gtd. Notes	5.500	01/15/29	25	25,236
VICI Properties LP,
Sr. Unsec’d. Notes	4.750	02/15/28	110	109,251
Welltower OP LLC,
Gtd. Notes	2.800	06/01/31	100	87,400
WP Carey, Inc.,
Sr. Unsec’d. Notes	2.250	04/01/33	65	51,278

				1,340,761

Retail 0.6%
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A	3.625	05/13/51	60	41,403
AutoNation, Inc.,
Sr. Unsec’d. Notes	4.750	06/01/30	100	97,362

				138,765

Semiconductors 1.6%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	303	264,537

See Notes to Financial Statements.

PGIM Corporate Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Semiconductors (cont’d.)

Intel Corp.,
Sr. Unsec’d. Notes	4.900%	08/05/52	59	$46,622
Sr. Unsec’d. Notes	5.700	02/10/53	31	27,606

				338,765

Shipbuilding 0.4%

Huntington Ingalls Industries, Inc.,
Gtd. Notes	3.483	12/01/27	100	96,260

Software 0.8%

Oracle Corp.,
Sr. Unsec’d. Notes	3.600	04/01/50	90	62,301
Sr. Unsec’d. Notes	3.900	05/15/35	45	39,403
Sr. Unsec’d. Notes	4.000	07/15/46	60	45,859
Sr. Unsec’d. Notes	6.900	11/09/52	20	22,194

				169,757

Telecommunications 3.7%

AT&T, Inc.,
Sr. Unsec’d. Notes	3.550	09/15/55	60	40,204
Sr. Unsec’d. Notes	3.650	06/01/51	90	63,158
Sr. Unsec’d. Notes	3.800	12/01/57	105	72,741

Motorola Solutions, Inc.,
Sr. Unsec’d. Notes	2.750	05/24/31	150	130,351

Rogers Communications, Inc. (Canada),
Gtd. Notes	3.800	03/15/32	100	89,782
Gtd. Notes	5.300	02/15/34	20	19,409

T-Mobile USA, Inc.,
Gtd. Notes	2.550	02/15/31	95	82,180
Gtd. Notes	3.875	04/15/30	110	104,019

Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.355	03/15/32	80	66,582
Sr. Unsec’d. Notes	2.650	11/20/40	175	120,101

				788,527

See Notes to Financial Statements.

PGIM Corporate Bond Fund 89

PGIM Corporate Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Trucking & Leasing 0.5%

Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	1.700%	06/15/26	90	$86,239
Sr. Unsec’d. Notes, 144A	5.250	07/01/29	30	30,095

				116,334

TOTAL CORPORATE BONDS (cost $20,752,993)				18,846,592

MUNICIPAL BONDS 0.5%

California 0.3%

Regents of the University of California Medical Center Pooled Revenue,
Taxable, Revenue Bonds, Series Q	4.563	05/15/53	60	51,370

Michigan 0.2%

University of Michigan,
Taxable, Revenue Bonds, Series A	4.454	04/01/2122	60	47,570

TOTAL MUNICIPAL BONDS (cost $113,489)				98,940

TOTAL LONG-TERM INVESTMENTS (cost $22,670,570)				20,694,136

			Shares

SHORT-TERM INVESTMENT 0.7%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 4.511%) (cost $144,131)(wb)			144,131	144,131

TOTAL INVESTMENTS 97.7% (cost $22,814,701)				20,838,267
Other assets in excess of liabilities(z) 2.3%				490,343

NET ASSETS 100.0%				$21,328,610

See Notes to Financial Statements.

PGIM Corporate Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at January 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2	2 Year U.S. Treasury Notes	Mar. 2025	$411,250	$235
2	5 Year U.S. Treasury Notes	Mar. 2025	212,782	(367)
5	10 Year U.S. Ultra Treasury Notes	Mar. 2025	556,875	(7,327)
1	20 Year U.S. Treasury Bonds	Mar. 2025	113,906	405
3	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	355,406	(11,700)

				(18,754)

Short Position:
8	10 Year U.S. Treasury Notes	Mar. 2025	870,750	7,692

				$(11,062)

Interest rate swap agreements outstanding at January 31, 2025:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
340	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/4.380%	$96	$1,678	$1,582
210	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/4.380%	(223)	(309)	(86)

				$(127)	$1,369	$1,496

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

PGIM Corporate Bond Fund 91

PGIM Corporate Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$347,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Commercial Mortgage-Backed Securities	$—	$1,748,604	$—
Corporate Bonds	—	18,846,592	—
Municipal Bonds	—	98,940	—
Short-Term Investment
Affiliated Mutual Fund	144,131	—	—

Total	$144,131	$20,694,136	$—

Other Financial Instruments*
Assets
Futures Contracts	$8,332	$—	$—
Centrally Cleared Interest Rate Swap Agreement	—	1,582	—

Total	$8,332	$1,582	$—

Liabilities
Futures Contracts	$(19,394)	$—	$—
Centrally Cleared Interest Rate Swap Agreement	—	(86)	—

Total	$(19,394)	$(86)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

PGIM Corporate Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2025 were as follows:

Banks	23.2%
Electric	9.7
Commercial Mortgage-Backed Securities	8.2
Pipelines	7.8
Real Estate Investment Trusts (REITs)	6.3
Healthcare-Services	3.9
Telecommunications	3.7
Insurance	3.0
Oil & Gas	2.7
Agriculture	2.2
Auto Manufacturers	2.1
Media	1.8
Diversified Financial Services	1.8
Pharmaceuticals	1.6
Semiconductors	1.6
Mining	1.5
Commercial Services	1.5
Beverages	1.3
Foods	1.2
Packaging & Containers	1.2
Aerospace & Defense	1.0
Engineering & Construction	1.0
Real Estate	0.9
Software	0.8

Affiliated Mutual Fund	0.7%
Airlines	0.7
Retail	0.6
Computers	0.6
Trucking & Leasing	0.5
Chemicals	0.5
Entertainment	0.5
Municipal Bonds	0.5
Biotechnology	0.5
Shipbuilding	0.4
Gas	0.4
Machinery-Diversified	0.4
Distribution/Wholesale	0.4
Miscellaneous Manufacturing	0.3
Internet	0.3
Building Materials	0.2
Electronics	0.1
Hand/Machine Tools	0.1

97.7
Other assets in excess of liabilities	2.3

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2025 as presented in the Statement of Assets and Liabilities:

See Notes to Financial Statements.

PGIM Corporate Bond Fund 93

PGIM Corporate Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin futures	$8,332	*	Due from/to broker-variation margin futures	$19,394	*

Interest rate contracts	Due from/to broker-variation margin swaps	1,582	*	Due from/to broker-variation margin swaps	86	*

		$9,914			$19,480

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps

Interest rate contracts	$(6,025)	$3,129

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps

Interest rate contracts	$(32,936)	$1,623

For the six months ended January 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$2,235,422

Futures Contracts - Short Positions (1)	1,290,292

Interest Rate Swap Agreements (1)	550,000

*	Average volume is based on average quarter end balances for the six months ended January 31, 2025.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Corporate Bond Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2025

Assets

Investments at value:
Unaffiliated investments (cost $22,670,570)	$20,694,136
Affiliated investments (cost $144,131)	144,131
Deposit with broker for centrally cleared/exchange-traded derivatives	347,000
Dividends and interest receivable	223,606
Receivable for Fund shares sold	106,730
Receivable for investments sold	28,062
Due from Manager	10,811
Due from broker—variation margin swaps	98
Prepaid expenses	885

Total Assets	21,555,459

Liabilities

Payable for Fund shares purchased	116,319
Payable for investments purchased	34,716
Audit fee payable	22,450
Custodian and accounting fees payable	12,404
Shareholders’ reports payable	11,637
Professional fees payable	8,944
Accrued expenses and other liabilities	7,670
Registration fees payable	4,846
Due to broker—variation margin futures	4,269
Distribution fee payable	1,331
Affiliated transfer agent fee payable	902
Trustees’ fees payable	870
Dividends payable	483
Payable to custodian	8

Total Liabilities	226,849

Net Assets	$21,328,610

Net assets were comprised of:
Shares of beneficial interest, at par	$2,159
Paid-in capital in excess of par	26,512,904
Total distributable earnings (loss)	(5,186,453)

Net assets, January 31, 2025	$21,328,610

See Notes to Financial Statements.

PGIM Corporate Bond Fund 95

PGIM Corporate Bond Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2025

Class A
Net asset value and redemption price per share, ($3,941,209 ÷ 398,072 shares of beneficial interest issued and outstanding)	$9.90
Maximum sales charge (3.25% of offering price)	0.33

Maximum offering price to public	$10.23

Class C
Net asset value, offering price and redemption price per share, ($560,630 ÷ 56,765 shares of beneficial interest issued and outstanding)	$9.88

Class R
Net asset value, offering price and redemption price per share, ($12,072 ÷ 1,222 shares of beneficial interest issued and outstanding)	$9.88

Class Z
Net asset value, offering price and redemption price per share, ($7,788,108 ÷ 788,363 shares of beneficial interest issued and outstanding)	$9.88

Class R6
Net asset value, offering price and redemption price per share, ($9,026,591 ÷ 914,088 shares of beneficial interest issued and outstanding)	$9.87

See Notes to Financial Statements.

PGIM Corporate Bond Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2025

Net Investment Income (Loss)
Income
Interest income	$479,652
Affiliated dividend income	7,576
Affiliated income from securities lending, net	145

Total income	487,373

Expenses
Management fee	52,780
Distribution fee(a)	8,835
Audit fee	22,451
Registration fees(a)	20,064
Professional fees	17,868
Custodian and accounting fees	17,643
Shareholders’ reports	12,220
Transfer agent’s fees and expenses (including affiliated expense of $2,348)(a)	9,344
Fund data services	9,022
Trustees’ fees	5,042
Miscellaneous	6,494

Total expenses	181,763
Less: Fee waiver and/or expense reimbursement(a)	(108,420)
Distribution fee waiver(a)	(15)

Net expenses	73,328

Net investment income (loss)	414,045

Realized And Unrealized Gain (Loss) On Investment Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(51))	(206,034)
Futures transactions	(6,025)
Swap agreement transactions	3,129

(208,930)

Net change in unrealized appreciation (depreciation) on:
Investments	9,179
Futures	(32,936)
Swap agreements	1,623

(22,134)

Net gain (loss) on investment transactions	(231,064)

Net Increase (Decrease) In Net Assets Resulting From Operations	$182,981

See Notes to Financial Statements.

PGIM Corporate Bond Fund 97

PGIM Corporate Bond Fund

Statement of Operations (unaudited) (continued)

Six Months Ended January 31, 2025

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	5,461	3,328	46	—	—
Registration fees	4,572	3,332	2,703	6,344	3,113
Transfer agent’s fees and expenses	2,991	597	22	5,617	117
Fee waiver and/or expense reimbursement	(22,247)	(6,166)	(2,766)	(43,046)	(34,195)
Distribution fee waiver	—	—	(15)	—	—

See Notes to Financial Statements.

PGIM Corporate Bond Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2025	Year Ended July 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$414,045	$853,945
Net realized gain (loss) on investment transactions	(208,930)	(711,953)
Net change in unrealized appreciation (depreciation) on investments	(22,134)	1,490,162

Net increase (decrease) in net assets resulting from operations	182,981	1,632,154

Dividends and Distributions
Distributions from distributable earnings
Class A	(78,505)	(167,622)
Class C	(9,461)	(19,996)
Class R	(204)	(383)
Class Z	(177,436)	(389,470)
Class R6	(176,529)	(338,026)

	(442,135)	(915,497)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	445,518	2,640,628
Net asset value of shares issued in reinvestment of dividends and distributions	323,190	710,943
Cost of shares purchased	(3,058,083)	(5,822,098)

Net increase (decrease) in net assets from Fund share transactions	(2,289,375)	(2,470,527)

Total increase (decrease)	(2,548,529)	(1,753,870)

Net Assets:

Beginning of period	23,877,139	25,631,009

End of period	$21,328,610	$23,877,139

See Notes to Financial Statements.

PGIM Corporate Bond Fund 99

PGIM Corporate Bond Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended January 31,		Year Ended July 31,
	2025		2024		2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.01		$9.72		$10.18	$12.33	$12.34	$11.48
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.33		0.30	0.26	0.26	0.31
Net realized and unrealized gain (loss) on investment transactions	(0.10)		0.31		(0.41)	(1.88)	0.03	0.89
Total from investment operations	0.07		0.64		(0.11)	(1.62)	0.29	1.20
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.35)		(0.35)	(0.30)	(0.30)	(0.34)
Distributions from net realized gains	-		-		-	(0.23)	-	-
Total dividends and distributions	(0.18)		(0.35)		(0.35)	(0.53)	(0.30)	(0.34)
Net asset value, end of period	$9.90		$10.01		$9.72	$10.18	$12.33	$12.34
Total Return(b):	0.71%		6.75%		(1.05)%	(13.55)%	2.42%	10.59%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,941		$4,551		$5,077	$7,622	$6,980	$5,021
Average net assets (000)	$4,333		$4,644		$6,618	$7,559	$6,654	$3,260
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.80	%(d)	0.81	%(e)	0.80%	0.80%	0.80%	0.80%
Expenses before waivers and/or expense reimbursement	1.82	%(d)	1.81%		1.56%	1.38%	1.37%	1.89%
Net investment income (loss)	3.35	%(d)	3.36%		3.07%	2.32%	2.17%	2.66%
Portfolio turnover rate(f)	12%		17%		19%	26%	61%	50%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Corporate Bond Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended January 31,		Year Ended July 31,
	2025		2024		2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.99		$9.69		$10.15	$12.30	$12.31	$11.45
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.25	(b)	0.22	0.17	0.17	0.23
Net realized and unrealized gain (loss) on investment transactions	(0.10)		0.33	(c)	(0.41)	(1.88)	0.03	0.88
Total from investment operations	0.03		0.58		(0.19)	(1.71)	0.20	1.11
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.28)		(0.27)	(0.21)	(0.21)	(0.25)
Distributions from net realized gains	-		-		-	(0.23)	-	-
Total dividends and distributions	(0.14)		(0.28)		(0.27)	(0.44)	(0.21)	(0.25)
Net asset value, end of period	$9.88		$9.99		$9.69	$10.15	$12.30	$12.31
Total Return(d):	0.33%		6.08%		(1.80)%	(14.23)%	1.66%	9.79%

Ratios/Supplemental Data:
Net assets, end of period (000)	$561		$682		$681	$945	$1,667	$1,783
Average net assets (000)	$660		$700		$865	$1,265	$1,741	$1,627
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.55	%(f)	1.56	%(g)	1.55%	1.55%	1.55%	1.55%
Expenses before waivers and/or expense reimbursement	3.40	%(f)	3.34%		2.94%	2.82%	2.45%	3.03%
Net investment income (loss)	2.60	%(f)	2.60%		2.32%	1.51%	1.43%	1.92%
Portfolio turnover rate(h)	12%		17%		19%	26%	61%	50%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.

See Notes to Financial Statements.

PGIM Corporate Bond Fund 101

PGIM Corporate Bond Fund

Financial Highlights (unaudited) (continued)

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Corporate Bond Fund

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended January 31,		Year Ended July 31,
	2025		2024		2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.99		$9.69		$10.15	$12.30	$12.31	$11.45
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.30	(b)	0.27	0.23	0.23	0.29
Net realized and unrealized gain (loss) on investment transactions	(0.10)		0.32	(c)	(0.41)	(1.88)	0.03	0.87
Total from investment operations	0.06		0.62		(0.14)	(1.65)	0.26	1.16
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.32)		(0.32)	(0.27)	(0.27)	(0.30)
Distributions from net realized gains	-		-		-	(0.23)	-	-
Total dividends and distributions	(0.17)		(0.32)		(0.32)	(0.50)	(0.27)	(0.30)
Net asset value, end of period	$9.88		$9.99		$9.69	$10.15	$12.30	$12.31
Total Return(d):	0.58%		6.60%		(1.31)%	(13.80)%	2.17%	10.34%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12		$12		$11	$11	$13	$13
Average net assets (000)	$12		$11		$11	$12	$13	$19
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.05	%(f)	1.06	%(g)	1.05%	1.05%	1.05%	1.05%
Expenses before waivers and/or expense reimbursement	46.47	%(f)	50.80%		46.23%	45.50%	67.05%	81.14%
Net investment income (loss)	3.10	%(f)	3.10%		2.82%	2.04%	1.93%	2.45%
Portfolio turnover rate(h)	12%		17%		19%	26%	61%	50%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Corporate Bond Fund 103

PGIM Corporate Bond Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended January 31,		Year Ended July 31,
	2025		2024		2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.99		$9.69		$10.16	$12.30	$12.31	$11.45
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.35		0.32	0.28	0.29	0.34
Net realized and unrealized gain (loss) on investment transactions	(0.10)		0.32		(0.42)	(1.87)	0.03	0.88
Total from investment operations	0.08		0.67		(0.10)	(1.59)	0.32	1.22
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.37)		(0.37)	(0.32)	(0.33)	(0.36)
Distributions from net realized gains	-		-		-	(0.23)	-	-
Total dividends and distributions	(0.19)		(0.37)		(0.37)	(0.55)	(0.33)	(0.36)
Net asset value, end of period	$9.88		$9.99		$9.69	$10.16	$12.30	$12.31
Total Return(b):	0.83%		7.14%		(0.91)%	(13.29)%	2.68%	10.89%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,788		$9,574		$11,184	$14,150	$18,965	$26,655
Average net assets (000)	$9,144		$10,091		$11,280	$16,421	$24,059	$21,000
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.55	%(d)	0.56	%(e)	0.55%	0.55%	0.55%	0.55%
Expenses before waivers and/or expense reimbursement	1.48	%(d)	1.45%		1.31%	1.02%	1.02%	1.18%
Net investment income (loss)	3.61	%(d)	3.61%		3.32%	2.50%	2.43%	2.91%
Portfolio turnover rate(f)	12%		17%		19%	26%	61%	50%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Corporate Bond Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2025		2024		2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.99		$9.69		$10.15	$12.30	$12.31	$11.45
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.35		0.32	0.28	0.29	0.34
Net realized and unrealized gain (loss) on investment transactions	(0.11)		0.32		(0.41)	(1.88)	0.03	0.88
Total from investment operations	0.07		0.67		(0.09)	(1.60)	0.32	1.22
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.37)		(0.37)	(0.32)	(0.33)	(0.36)
Distributions from net realized gains	-		-		-	(0.23)	-	-
Total dividends and distributions	(0.19)		(0.37)		(0.37)	(0.55)	(0.33)	(0.36)
Net asset value, end of period	$9.87		$9.99		$9.69	$10.15	$12.30	$12.31
Total Return(b):	0.73%		7.14%		(0.81)%	(13.37)%	2.68%	10.89%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,027		$9,059		$8,678	$12,925	$15,567	$9,730
Average net assets (000)	$9,117		$8,765		$10,103	$14,287	$10,732	$9,091
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.55	%(d)	0.56	%(e)	0.55%	0.55%	0.55%	0.55%
Expenses before waivers and/or expense reimbursement	1.29	%(d)	1.28%		1.13%	0.90%	0.91%	1.17%
Net investment income (loss)	3.60	%(d)	3.60%		3.31%	2.53%	2.42%	2.93%
Portfolio turnover rate(f)	12%		17%		19%	26%	61%	50%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Corporate Bond Fund 105

Notes to Financial Statements (unaudited)

1.	Organization

The Target Portfolio Trust (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate to the following series of the RIC: PGIM Core Bond Fund and PGIM Corporate Bond Fund (each, a “Fund” and collectively, the “Funds”). The Funds are classified as diversified funds for purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective(s)
PGIM Core Bond Fund	Total return
(“Core Bond”)
PGIM Corporate Bond Fund (“Corporate Bond”)	High current income consistent with the preservation of principal

During the reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. PGIM Investments LLC (“PGIM Investments” or the “Manager”) acts as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Funds’ hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds’ investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds’ to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Funds’ shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in

Notes to Financial Statements (unaudited) (continued)

the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Funds do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Options: The Funds may purchase and/or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Funds currently own or intend to purchase. The Funds may also use options to gain additional market exposure. The Funds’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Funds purchase an option, they pay a premium and an amount equal to that premium is recorded as an asset. When the Funds write an option, they receive a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Funds realize a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Funds have realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

Notes to Financial Statements (unaudited) (continued)

The Funds, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Funds bear the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Funds, as purchaser of an OTC option, bear the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Funds write an option on a swap, an amount equal to any premium received by the Funds is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Funds become obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Funds become obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Funds will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Funds are required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Funds each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Funds invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Funds may enter into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objective. The Funds used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Funds are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Funds’ maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Funds generally receive an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Funds effectively increase their

Notes to Financial Statements (unaudited) (continued)

investment risk because, in addition to their total net assets, the Funds may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Funds, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Funds entered into for the same referenced entity or index. As a buyer of protection, the Funds generally receive an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Funds are the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Funds are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. The Funds may enter into total return swaps to manage their exposure to a security or an index. The Funds’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Funds’ favor, from the point of entering into the contract.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Funds. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of each Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to each Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by each Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to each Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or

Notes to Financial Statements (unaudited) (continued)

more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Delayed-Delivery Transactions: The Funds may purchase or sell securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Funds will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Funds may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Funds forfeit their eligibility to realize future gains (losses) with respect to the security.

Securities Lending: The Funds may lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Funds securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): The Funds invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Notes to Financial Statements (unaudited) (continued)

Taxes: It is the Funds’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Monthly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund, has entered into management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of each subadviser’s performance of such services, and for rendering administrative services with respect to each Fund.

The Manager has entered into subadvisory agreements with PGIM, Inc., which provides subadvisory services to each Fund through its business unit PGIM Fixed Income, and PGIM Limited (collectively, the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended January 31, 2025, the contractual and effective management fee rates were as follows:

Fund	Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements

Core Bond	0.32% of average daily net assets up to $10 billion; 0.31% of average daily net assets over $10 billion.	0.32%

Corporate Bond	0.45% of average daily net assets up to and including $5 billion; 0.425% of average daily net assets exceeding $5 billion.	0.45

The Manager has contractually agreed, through November 30, 2025, to limit total annual operating expenses, after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Fund	Class Expense Limitation

Core Bond - Class A	0.70%

Core Bond - Class C	1.45

Core Bond - Class R	0.95

Core Bond - Class Z	0.33

Core Bond - Class R6	0.32

Corporate Bond - Class A	0.80

Corporate Bond - Class C	1.55

Corporate Bond - Class R	1.05

Corporate Bond - Class Z	0.55

Corporate Bond - Class R6	0.55

The RIC, on behalf of each Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C,

Notes to Financial Statements (unaudited) (continued)

Class R, Class Z and Class R6 shares of the Fund. Each Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, each Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through November 30, 2025 to limit such fees on certain classes based on daily net assets. The distribution fees are accrued daily and payable monthly.

The Funds’ annual gross and net distribution rates, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee

Core Bond - Class A	0.25%	0.25%

Core Bond - Class C	1.00	1.00

Core Bond - Class R	0.75	0.50

Core Bond - Class Z	N/A	N/A

Core Bond - Class R6	N/A	N/A

Corporate Bond - Class A	0.25	0.25

Corporate Bond - Class C	1.00	1.00

Corporate Bond - Class R	0.75	0.50

Corporate Bond - Class Z	N/A	N/A
Corporate Bond - Class R6	N/A	N/A

For the reporting period ended January 31, 2025, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Fund	FESL	CDSC

Core Bond - Class A	$168,340	$3,716
Core Bond - Class C	—	752

Corporate Bond - Class A	45	—
Corporate Bond - Class C	—	70

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund, a series of the Prudential Government Money Market Fund, Inc., registered under the 1940 Act and managed by PGIM Investments. The Funds may invest their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the PGIM Core Government Money Market Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the PGIM Core Government Money Market Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended January 31, 2025, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2025, were as follows:

Fund	Cost of Purchases	Proceeds from Sales

Core Bond	$1,229,072,565	$1,029,685,023

Corporate Bond	2,665,504	5,077,710

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended January 31, 2025, is presented as follows:

Core Bond:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investment - Affiliated Exchange-Traded Fund(wa):

PGIM AAA CLO ETF(a)
$ 9,052,665	$ 57,223,383	$—	$377,952	$ —	$ 66,654,000	1,293,750	$ 635,033	$24,361

Notes to Financial Statements (unaudited) (continued)

Core Bond (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.511%)(1)(wa)

$59,810,178	$343,264,247	$383,417,747	$ —	$ —	$ 19,656,678	19,656,678	$1,041,896		$ —

PGIM Institutional Money Market Fund (7-day effective yield 4.593%)(1)(b)(wa)
14,074,308	139,334,139	101,829,019	(2,981)	(918)	51,575,529	51,606,493	19,996	(2)	—
$73,884,486	$482,598,386	$485,246,766	$ (2,981)	$(918)	$ 71,232,207		$1,061,892		$ —
$82,937,151	$539,821,769	$485,246,766	$374,971	$(918)	$137,886,207		$1,696,925		$24,361

Corporate Bond:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.511%)(1)(wb)

$114,686	$3,103,864	$3,074,419	$—	$—	$144,131	144,131	$7,576

PGIM Institutional Money Market Fund(1)(b)(wb)
—	1,326,038	1,325,987	—	(51)	—	—	145	(2)
$114,686	$4,429,902	$4,400,406	$—	$(51)	$144,131		$7,721

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $50,395,298; cash collateral of $51,444,299 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation/(depreciation) as of January 31, 2025 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Core Bond	$2,364,639,101	$12,005,941	$(139,513,451)	$(127,507,510)
Corporate Bond	22,846,316	82,183	(2,099,798)	(2,017,615)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of July 31, 2024 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
Core Bond	$118,508,000	$—
Corporate Bond	2,639,000	—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2024 are subject to such review.

7.	Capital and Ownership

Each Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

Notes to Financial Statements (unaudited) (continued)

The RIC has authorized an unlimited number of shares of beneficial interest of each Fund at $0.001 par value per share.

As of January 31, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
Core Bond–Class R	1,284	51.9%
Core Bond–Class Z	46,799	0.1
Corporate Bond–Class R	1,222	100.0
Corporate Bond–Class Z	18,226	2.3
Corporate Bond–Class R6	906,320	99.2

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
Core Bond	—	—%
Corporate Bond	1	41.9
Unaffiliated:
Core Bond	5	82.5
Corporate Bond	2	32.3

Transactions in shares of beneficial interest were as follows:

Core Bond:

Share Class	Shares	Amount

Class A

Six months ended January 31, 2025:

Shares sold	3,785,378	$33,298,719

Shares issued in reinvestment of dividends and distributions	405,076	3,537,847

Shares purchased	(2,899,081)	(25,267,703)

Net increase (decrease) in shares outstanding before conversion	1,291,373	11,568,863

Shares issued upon conversion from other share class(es)	119,657	1,048,147

Shares purchased upon conversion into other share class(es)	(156,912)	(1,372,272)

Net increase (decrease) in shares outstanding	1,254,118	$11,244,738

Core Bond (cont’d.):

Share Class	Shares	Amount

Year ended July 31, 2024:

Shares sold	6,388,354	$54,750,016

Shares issued in reinvestment of dividends and distributions	722,105	6,181,768

Shares purchased	(5,148,016)	(43,944,435)

Net increase (decrease) in shares outstanding before conversion	1,962,443	16,987,349

Shares issued upon conversion from other share class(es)	192,308	1,647,689

Shares purchased upon conversion into other share class(es)	(207,610)	(1,776,332)

Net increase (decrease) in shares outstanding	1,947,141	$16,858,706

Class C

Six months ended January 31, 2025:

Shares sold	160,055	$1,402,585

Shares issued in reinvestment of dividends and distributions	10,850	94,801

Shares purchased	(106,982)	(937,490)

Net increase (decrease) in shares outstanding before conversion	63,923	559,896

Shares purchased upon conversion into other share class(es)	(52,941)	(463,128)

Net increase (decrease) in shares outstanding	10,982	$96,768

Year ended July 31, 2024:

Shares sold	292,857	$2,509,304

Shares issued in reinvestment of dividends and distributions	23,369	200,144

Shares purchased	(293,768)	(2,516,548)

Net increase (decrease) in shares outstanding before conversion	22,458	192,900

Shares purchased upon conversion into other share class(es)	(55,306)	(473,308)

Net increase (decrease) in shares outstanding	(32,848)	$(280,408)

Class R

Six months ended January 31, 2025:

Shares sold	28	$240

Shares issued in reinvestment of dividends and distributions	47	411

Shares purchased	(1)	(11)

Net increase (decrease) in shares outstanding	74	$640

Year ended July 31, 2024:

Shares sold	195	$1,679

Shares issued in reinvestment of dividends and distributions	85	731

Shares purchased	(2)	(18)

Net increase (decrease) in shares outstanding	278	$2,392

Notes to Financial Statements (unaudited) (continued)

Core Bond (cont’d.):

Share Class	Shares	Amount

Class Z

Six months ended January 31, 2025:

Shares sold	20,214,504	$177,214,363

Shares issued in reinvestment of dividends and distributions	1,184,100	10,336,338

Shares purchased	(9,694,029)	(84,425,933)

Net increase (decrease) in shares outstanding before conversion	11,704,575	103,124,768

Shares issued upon conversion from other share class(es)	316,334	2,764,847

Shares purchased upon conversion into other share class(es)	(211,554)	(1,878,310)

Net increase (decrease) in shares outstanding	11,809,355	$104,011,305

Year ended July 31, 2024:

Shares sold	27,501,670	$233,482,297

Shares issued in reinvestment of dividends and distributions	2,072,843	17,745,140

Shares purchased	(26,134,941)	(222,179,026)

Net increase (decrease) in shares outstanding before conversion	3,439,572	29,048,411

Shares issued upon conversion from other share class(es)	174,814	1,496,182

Shares purchased upon conversion into other share class(es)	(172,078)	(1,471,350)

Net increase (decrease) in shares outstanding	3,442,308	$29,073,243

Class R6

Six months ended January 31, 2025:

Shares sold	27,134,237	$238,990,318

Shares issued in reinvestment of dividends and distributions	3,736,333	32,630,505

Shares purchased	(15,411,999)	(134,848,164)

Net increase (decrease) in shares outstanding before conversion	15,458,571	136,772,659

Shares issued upon conversion from other share class(es)	271,959	2,403,712

Shares purchased upon conversion into other share class(es)	(286,265)	(2,502,996)

Net increase (decrease) in shares outstanding	15,444,265	$136,673,375

Year ended July 31, 2024:

Shares sold	54,123,326	$464,450,902

Shares issued in reinvestment of dividends and distributions	5,959,819	51,037,263

Shares purchased	(24,636,558)	(210,396,179)

Net increase (decrease) in shares outstanding before conversion	35,446,587	305,091,986

Shares issued upon conversion from other share class(es)	211,509	1,807,178

Shares purchased upon conversion into other share class(es)	(143,604)	(1,230,059)

Net increase (decrease) in shares outstanding	35,514,492	$305,669,105

Corporate Bond:

Share Class	Shares	Amount

Class A

Six months ended January 31, 2025:

Shares sold	10,571	$106,351

Shares issued in reinvestment of dividends and distributions	7,574	76,175

Shares purchased	(83,715)	(836,522)

Net increase (decrease) in shares outstanding before conversion	(65,570)	(653,996)

Shares issued upon conversion from other share class(es)	9,189	90,700

Net increase (decrease) in shares outstanding	(56,381)	$(563,296)

Year ended July 31, 2024:

Shares sold	60,676	$583,092

Shares issued in reinvestment of dividends and distributions	16,703	162,271

Shares purchased	(148,996)	(1,428,615)

Net increase (decrease) in shares outstanding before conversion	(71,617)	(683,252)

Shares issued upon conversion from other share class(es)	6,307	61,527

Shares purchased upon conversion into other share class(es)	(2,746)	(26,558)

Net increase (decrease) in shares outstanding	(68,056)	$(648,283)

Class C

Six months ended January 31, 2025:

Shares sold	3,629	$36,856

Shares issued in reinvestment of dividends and distributions	943	9,460

Shares purchased	(6,822)	(68,284)

Net increase (decrease) in shares outstanding before conversion	(2,250)	(21,968)

Shares purchased upon conversion into other share class(es)	(9,217)	(90,700)

Net increase (decrease) in shares outstanding	(11,467)	$(112,668)

Year ended July 31, 2024:

Shares sold	10,892	$104,193

Shares issued in reinvestment of dividends and distributions	2,062	19,996

Shares purchased	(8,636)	(83,497)

Net increase (decrease) in shares outstanding before conversion	4,318	40,692

Shares purchased upon conversion into other share class(es)	(6,306)	(61,332)

Net increase (decrease) in shares outstanding	(1,988)	$(20,640)

Class R

Six months ended January 31, 2025:

Shares issued in reinvestment of dividends and distributions	20	$204

Net increase (decrease) in shares outstanding	20	$204

Year ended July 31, 2024:

Shares issued in reinvestment of dividends and distributions	40	$383

Net increase (decrease) in shares outstanding	40	$383

Notes to Financial Statements (unaudited) (continued)

Corporate Bond (cont’d.):

Share Class	Shares	Amount

Class Z

Six months ended January 31, 2025:

Shares sold	27,967	$281,568

Shares issued in reinvestment of dividends and distributions	17,616	176,704

Shares purchased	(215,282)	(2,143,755)

Net increase (decrease) in shares outstanding	(169,699)	$(1,685,483)

Year ended July 31, 2024:

Shares sold	202,480	$1,946,121

Shares issued in reinvestment of dividends and distributions	40,081	388,333

Shares purchased	(440,931)	(4,269,968)

Net increase (decrease) in shares outstanding before conversion	(198,370)	(1,935,514)

Shares issued upon conversion from other share class(es)	2,752	26,558

Shares purchased upon conversion into other share class(es)	(20)	(195)

Net increase (decrease) in shares outstanding	(195,638)	$(1,909,151)

Class R6

Six months ended January 31, 2025:

Shares sold	2,030	$20,743

Shares issued in reinvestment of dividends and distributions	6,145	60,647

Shares purchased	(957)	(9,522)

Net increase (decrease) in shares outstanding	7,218	$71,868

Year ended July 31, 2024:

Shares sold	755	$7,222

Shares issued in reinvestment of dividends and distributions	14,710	139,960

Shares purchased	(4,165)	(40,018)

Net increase (decrease) in shares outstanding	11,300	$107,164

8.	Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/27/2024 – 9/25/2025	9/29/2023 – 9/26/2024
Total Commitment	$ 1,200,000,000	$ 1,200,000,000

	Current SCA	Prior SCA
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds did not utilize the SCA during the reporting period ended January 31, 2025.

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	Core Bond	Corporate Bond
Active Trading	X	–
Credit	X	X
Debt Obligations	X	X
Derivatives	X	X
Economic and Market Events	X	X
Emerging Markets	–	X
Foreign Securities	X	X
Increase in Expenses	X	X
Interest Rate	X	X
Junk Bonds	–	X
Large Shareholder and Large Scale Redemption	X	X
Liquidity	–	X
Management	X	X
Market Disruption and Geopolitical	X	X
Market	X	X
Mortgage-Backed and Asset-Backed Securities	X	X
U.S. Government and Agency Securities	X	X
Yankee Obligations	—	X

Notes to Financial Statements (unaudited) (continued)

Active Trading Risk: The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer, or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund. and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Notes to Financial Statements (unaudited) (continued)

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle

East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the

Notes to Financial Statements (unaudited) (continued)

U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

Yankee Obligations Risk: Foreign markets, economies and political systems, particularly those in developing countries, may not be as stable as those in the US. In addition, Yankee Obligations may be less liquid than US debt obligations. Differences in foreign laws, accounting standards, public information, custody and settlement practices may result in less reliable information on foreign investments and involve more risk. Investments in emerging markets securities are subject to greater volatility and price declines.

10.	Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of January 31, 2025.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract. - None.

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 –	Controls and Procedures

(a)  It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)  There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 –	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 –	Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940- Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   The Target Portfolio Trust

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	March 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 19, 2025

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	March 19, 2025